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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2017

Invesco Alternative Strategies Fund
Nasdaq:
A: LQLAX ∎ C: LQLCX ∎ R: LQLRX ∎ Y: LQLYX ∎ R5: LQLFX ∎ R6: LQLSX

2         Fund Performance

3         Letters to Shareholders

4         Schedule of Investments

5         Financial Statements

7         Notes to Financial Statements

12       Financial Highlights

13       Fund Expenses

14       Approval of Investment Advisory and Sub-Advisory Agreements

16       Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or fornt-end sales charges, which would have reduced performance.

Class A Shares	-0.10%
Class C Shares	-0.42
Class R Shares	-0.11
Class Y Shares	0.10
Class R5 Shares	0.11
Class R6 Shares	0.11
Citi US Three Month Treasury Bill Index▼(Broad Market/Style-Specific Index)	0.30
Lipper Alternative Multi-Strategy Funds Classification Average∎(Peer Group)	1.64
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Citi US Three Month Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.

    The Lipper Alternative Multi-Strategy Funds Classification Average represents an average of all funds in the Lipper Alternative Multi-Strategy Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 19.91%, 20.66%,

20.16%, 19.66%, 19.37% and 19.37%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	-0.31%
1 Year	-2.99
Class C Shares
Inception (10/14/14)	1.01%
1 Year	0.81
Class R Shares
Inception (10/14/14)	1.56%
1 Year	2.45
Class Y Shares
Inception (10/14/14)	2.09%
1 Year	2.87
Class R5 Shares
Inception (10/14/14)	2.06%
1 Year	2.87
Class R6 Shares
Inception (10/14/14)	2.06%
1 Year	2.87

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.14% for Invesco Alternative Strategies Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Alternative Strategies Fund

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

3                             Invesco Alternative Strategies Fund

Schedule of Investments

June 30, 2017

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–100.00%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Alternative Funds–24.18%
Invesco Global Targeted Returns Fund–Class R6	19.63%	$—	$452,127	$(19,819)	$1,566	$35	$—	43,175	$433,909
Powershares DB Base Metals Fund–ETF(b)	2.57%	36,867	20,163	(4,287)	4,000	14	—	3,465	56,757
Powershares DB Silver Fund–ETF(b)	1.98%	30,031	17,766	(4,526)	916	(326)	—	1,710	43,861
Total Alternative Funds		66,898	490,056	(28,632)	6,482	(277)	—		534,527

Asset Allocation Funds–30.05%
Invesco Balanced-Risk Allocation Fund–Class R6	14.91%	261,214	217,612	(156,651)	13,278	(5,895)	—	30,318	329,558
Invesco Balanced-Risk Commodity Strategy Fund–Class R6	2.48%	35,302	24,008	(1,472)	(2,890)	(193)	—	8,569	54,755
Invesco Macro Allocation Strategy Fund–Class R6	12.66%	231,053	173,908	(125,449)	9,799	(9,411)	—	30,358	279,900
Total Asset Allocation Funds		527,569	415,528	(283,572)	20,187	(15,499)	—		664,213

Domestic Equity Funds–17.96%
Invesco All Cap Market Neutral Fund–Class R6(b)	13.84%	264,570	170,779	(107,600)	(19,903)	(2,060)	—	31,330	305,786
Invesco Long/Short Equity Fund–Class R6(b)	4.12%	59,633	38,246	(4,299)	(2,552)	89	—	7,951	91,117
Total Domestic Equity Funds		324,203	209,025	(111,899)	(22,455)	(1,971)	—		396,903

Fixed-Income Funds–2.02%
Invesco Floating Rate Fund–Class R6	2.02%	30,701	14,013	—	(170)	—	761	5,900	44,544

Foreign Equity Funds–21.60%
Invesco Global Infrastructure Fund–Class R6	3.74%	59,858	25,752	(10,506)	7,847	(320)	696	7,930	82,631
Invesco Global Market Neutral Fund–Class R6(b)	17.86%	281,603	248,690	(129,510)	(4,798)	(1,302)	—	39,988	394,683
Invesco Macro Long/Short Fund–Class R6	0.00%	167,944	8,702	(178,037)	(3,641)	5,032	—	—	—
Total Foreign Equity Funds		509,405	283,144	(318,053)	(592)	3,410	696		477,314

Real Estate Funds–3.87%
Invesco Global Real Estate Fund–Class R6	3.87%	59,701	26,083	(4,044)	4,004	(291)	606	6,599	85,453

Money Market Funds–0.32%
Government & Agency Portfolio–Institutional Class, 0.89%(c)	0.19%	5,459	374,535	(375,731)	—	—	35	4,263	4,263
Treasury Portfolio–Institutional Class, 0.85%(c)	0.13%	4,083	249,690	(250,918)	—	—	22	2,855	2,855
Total Money Market Funds		9,542	624,225	(626,649)	—	—	57		7,118
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,196,580)	100.00%	$1,528,019	$2,062,074	$(1,372,849)	$7,456	$(14,628)	$2,120		$2,210,072
OTHER ASSETS LESS LIABILITIES	(0.00)%								(67)
NET ASSETS	100.00%								$2,210,005

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition*

By security type, based on Total Investments

Alternative Funds	49.7%
Equity Funds	43.4
Exchange-Traded Funds	4.6
Fixed Income Funds	2.0
Money Market Funds	0.3

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Alternative Strategies Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $2,196,580)	$2,210,072
Receivable for:
Fund shares sold	16
Dividends — affiliated underlying funds	150
Fund expenses absorbed	16,487
Investment for trustee deferred compensation and retirement plans	4,300
Other assets	21,628
Total assets	2,252,653

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	138
Accrued fees to affiliates	2,823
Accrued trustees’ and officers’ fees and benefits	4,692
Accrued other operating expenses	30,695
Trustee deferred compensation and retirement plans	4,300
Total liabilities	42,648
Net assets applicable to shares outstanding	$2,210,005

Net assets consist of:
Shares of beneficial interest	$2,248,398
Undistributed net investment income (loss)	(1,094)
Undistributed net realized gain (loss)	(50,791)
Net unrealized appreciation	13,492
$2,210,005

Net Assets:
Class A	$860,496
Class C	$172,305
Class R	$17,780
Class Y	$1,140,304
Class R5	$9,560
Class R6	$9,560

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	90,349
Class C	18,264
Class R	1,872
Class Y	119,244
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.52
Maximum offering price per share
(Net asset value of $9.52 ÷ 94.50%)	$10.07
Class C:
Net asset value and offering price per share	$9.43
Class R:
Net asset value and offering price per share	$9.50
Class Y:
Net asset value and offering price per share	$9.56
Class R5:
Net asset value and offering price per share	$9.55
Class R6:
Net asset value and offering price per share	$9.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Alternative Strategies Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$2,120

Expenses:
Advisory fees	1,424
Administrative services fees	24,795
Custodian fees	4,124
Distribution fees:
Class A	1,093
Class C	810
Class R	44
Transfer agent fees — A, C, R and Y	2,634
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	10,963
Registration and filing fees	39,230
Reports to shareholders	7,824
Professional services fees	18,453
Other	6,100
Total expenses	117,504
Less: Fees waived and expenses reimbursed	(115,086)
Net expenses	2,418
Net investment income (loss)	(298)

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain (loss) on sales of affiliated underlying fund shares	(14,628)
Change in net unrealized appreciation of affiliated underlying fund shares	7,456
Net gain (loss) from affiliated underlying funds	(7,172)
Net increase (decrease) in net assets resulting from operations	$(7,470)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Alternative Strategies Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income (loss)	$(298)	$39,848
Net realized gain (loss)	(14,628)	(11,699)
Change in net unrealized appreciation	7,456	44,710
Net increase (decrease) in net assets resulting from operations	(7,470)	72,859

Distributions to shareholders from net investment income:
Class A	—	(28,320)
Class C	—	(4,558)
Class R	—	(575)
Class Y	—	(17,612)
Class R5	—	(353)
Class R6	—	(353)
Total distributions from net investment income	—	(51,771)

Distributions to shareholders from net realized gains:
Class A	—	(264)
Class C	—	(52)
Class R	—	(6)
Class Y	—	(155)
Class R5	—	(3)
Class R6	—	(3)
Total distributions from net realized gains	—	(483)

Share transactions–net:
Class A	6,059	354,562
Class C	12,861	56,719
Class R	—	(620)
Class Y	649,727	234,568
Net increase in net assets resulting from share transactions	668,647	645,229
Net increase in net assets	661,177	665,834

Net assets:
Beginning of period	1,548,828	882,994
End of period (includes undistributed net investment income (loss) of $(1,094) and $(796), respectively)	$2,210,005	$1,548,828

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Alternative Strategies Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

7                         Invesco Alternative Strategies Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as

8                         Invesco Alternative Strategies Fund

realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 1.14% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

9                         Invesco Alternative Strategies Fund

For the six months ended June 30, 2017, the Adviser waived advisory fees of $1,424, reimbursed fund level expenses of $111,018 and reimbursed class level expenses of $1,226, $227, $25, $1,156, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $103 in front-end sales commissions from the sale of Class A shares.

The underlying Invesco funds pay no distribution fees for Class Y and Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

10                         Invesco Alternative Strategies Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2016.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $1,437,849 and $746,200, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$32,811
Aggregate unrealized (depreciation) of investment securities	(54,231)
Net unrealized appreciation (depreciation) of investment securities	$(21,420)

Cost of investments for tax purposes is $2,231,492.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	14,142	$135,907	48,683	$463,511
Class C	2,550	24,216	9,826	92,030
Class Y	70,019	674,206	47,768	455,982

Issued as reinvestment of dividends:
Class A	—	—	2,632	25,054
Class C	—	—	459	4,337
Class R	—	—	28	266
Class Y	—	—	1,471	14,034

Reacquired:
Class A	(13,570)	(129,848)	(14,078)	(134,003)
Class C	(1,196)	(11,355)	(4,246)	(39,648)
Class R	—	—	(96)	(886)
Class Y	(2,534)	(24,479)	(24,896)	(235,448)
Net increase in share activity	69,411	$668,647	67,551	$645,229

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

11                         Invesco Alternative Strategies Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$9.54	$(0.00)	$(0.02)	$(0.02)	$—	$—	$—	$9.52	(0.21)%	$860	0.30	%(e)	12.43	%(e)	(0.08	)%(e)	40%
Year ended 12/31/16	9.32	0.32	0.24	0.56	(0.34)	(0.00)	(0.34)	9.54	5.97	856	0.51		18.77		3.39		45
Year ended 12/31/15	9.95	0.41	(0.62)	(0.21)	(0.40)	(0.02)	(0.42)	9.32	(2.15)	489	0.52		47.31		4.19		52
Year ended 12/31/14(f)	10.00	0.15	(0.01)	0.14	(0.19)	—	(0.19)	9.95	1.39	152	0.52	(g)	97.85	(g)	6.96	(g)	3
Class C
Six months ended 06/30/17	9.48	(0.04)	(0.01)	(0.05)	—	—	—	9.43	(0.53)	172	1.05	(e)	13.18	(e)	(0.83	)(e)	40
Year ended 12/31/16	9.28	0.25	0.22	0.47	(0.27)	(0.00)	(0.27)	9.48	5.10	160	1.26		19.52		2.64		45
Year ended 12/31/15	9.95	0.33	(0.62)	(0.29)	(0.36)	(0.02)	(0.38)	9.28	(2.90)	101	1.27		48.06		3.44		52
Year ended 12/31/14(f)	10.00	0.14	(0.02)	0.12	(0.17)	—	(0.17)	9.95	1.23	21	1.27	(g)	98.60	(g)	6.21	(g)	3
Class R
Six months ended 06/30/17	9.52	(0.02)	(0.00)	(0.02)	—	—	—	9.50	(0.21)	18	0.55	(e)	12.68	(e)	(0.33	)(e)	40
Year ended 12/31/16	9.31	0.30	0.22	0.52	(0.31)	(0.00)	(0.31)	9.52	5.64	18	0.76		19.02		3.14		45
Year ended 12/31/15	9.95	0.39	(0.63)	(0.24)	(0.38)	(0.02)	(0.40)	9.31	(2.38)	18	0.77		47.56		3.94		52
Year ended 12/31/14(f)	10.00	0.15	(0.02)	0.13	(0.18)	–	(0.18)	9.95	1.34	18	0.77	(g)	98.10	(g)	6.71	(g)	3
Class Y
Six months ended 06/30/17	9.57	0.01	(0.02)	(0.01)	—	—	—	9.56	(0.10)	1,140	0.05	(e)	12.18	(e)	0.17	(e)	40
Year ended 12/31/16	9.34	0.35	0.23	0.58	(0.35)	(0.00)	(0.35)	9.57	6.28	495	0.26		18.52		3.64		45
Year ended 12/31/15	9.96	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.34	(1.89)	256	0.27		47.06		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.01)	0.15	(0.19)	–	(0.19)	9.96	1.54	309	0.27	(g)	97.60	(g)	7.21	(g)	3
Class R5
Six months ended 06/30/17	9.55	0.01	(0.01)	—	—	—	—	9.55	0.00	10	0.05	(e)	12.00	(e)	0.17	(e)	40
Year ended 12/31/16	9.33	0.35	0.22	0.57	(0.35)	(0.00)	(0.35)	9.55	6.18	10	0.26		18.23		3.64		45
Year ended 12/31/15	9.95	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.33	(1.89)	9	0.27		46.77		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.02)	0.14	(0.19)	–	(0.19)	9.95	1.44	10	0.27	(g)	96.70	(g)	7.21	(g)	3
Class R6
Six months ended 06/30/17	9.55	0.01	(0.01)	—	—	—	—	9.55	0.00	10	0.05	(e)	12.00	(e)	0.17	(e)	40
Year ended 12/31/16	9.33	0.35	0.22	0.57	(0.35)	(0.00)	(0.35)	9.55	6.18	10	0.26		18.23		3.64		45
Year ended 12/31/15	9.95	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.33	(1.89)	9	0.27		46.77		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.02)	0.14	(0.19)	–	(0.19)	9.95	1.44	10	0.27	(g)	96.70	(g)	7.21	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.14%, 1.14%, 1.02% and 1.73% for the six months ended June 30, 2017, the years ended December 31, 2016 and December 31, 2015, and the period October 14, 2014 (commencement date) through December 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $882, $163, $18, $831, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 14, 2014.
(g)	Annualized.

12                         Invesco Alternative Strategies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017, through June 30, 2017.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$999.00	$1.49	$1,023.31	$1.51	0.30%
C	1,000.00	995.80	5.20	1,019.59	5.26	1.05
R	1,000.00	998.90	2.73	1,022.07	2.76	0.55
Y	1,000.00	1,001.00	0.25	1,024.55	0.25	0.05
R5	1,000.00	1,001.10	0.25	1,024.55	0.25	0.05
R6	1,000.00	1,001.10	0.25	1,024.55	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

13                         Invesco Alternative Strategies Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Alternative Strategies Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board noted that the Fund recently began operations and that comparative performance data for only the past two calendar years was available. The Board compared the Fund’s investment performance during the past two calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Alternative Multi-Strategy Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and two year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and two year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather

14                         Invesco Alternative Strategies Fund

than directly in individual securities. The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2018 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that the Fund had not been in operation long enough to become profitable and that Invesco Advisers was continuing to take a business risk in operating the Fund. The Board received and accepted information from Invesco

Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

15                         Invesco Alternative Strategies Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Alternative Strategies Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Alternative Strategies Fund did not receive sufficient shareholder votes to pass Proposal 3.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	75,895	8,856	3,917	37,441
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	79,972	4,779	3,917	37,441

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

16                         Invesco Alternative Strategies Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                             Invesco Distributors, Inc.                                                                        ALST-SAR-1                 08112017      0813

Semiannual Report to Shareholders	June 30, 2017

Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund

Nasdaq: A: IANAX ∎ AX: VIRAX ∎ B: IANBX C: IANCX ∎ CX: VIRCX ∎ R: IANRX RX: VIRRX ∎ Y: IANYX ∎ R5: IANIX R6: IANFX

Invesco Balanced-Risk Retirement 2020 Fund

Nasdaq: A: AFTAX ∎ AX: VRCAX ∎ B: AFTBX C: AFTCX ∎ CX: VRCCX ∎ R: ATFRX RX: VRCRX ∎ Y: AFTYX ∎ R5: AFTSX R6: VRCFX

Invesco Balanced-Risk Retirement 2030 Fund

Nasdaq: A: TNAAX ∎ AX: VREAX ∎ B: TNABX C: TNACX ∎ CX: VRECX ∎ R: TNARX RX: VRERX ∎ Y: TNAYX ∎ R5: TNAIX R6: TNAFX

Invesco Balanced-Risk Retirement 2040 Fund

Nasdaq: A: TNDAX ∎ AX: VRGAX ∎ B: TNDBX C: TNDCX ∎ CX: VRGCX ∎ R: TNDRX RX: VRGRX ∎ Y: TNDYX ∎ R5: TNDIX R6: TNDFX

Invesco Balanced-Risk Retirement 2050 Fund

Nasdaq: A: TNEAX ∎ AX: VRIAX ∎ B: TNEBX C: TNECX ∎ CX: VRICX ∎ R: TNERX RX: VRIRX ∎ Y: TNEYX ∎ R5: TNEIX R6: TNEFX

2 12 13 16 22 32 37 40 42

Fund Performance

Letters to Shareholders

Schedule of Investments

Financial Statements

Notes to Financial Statements

Financial Highlights

Fund Expenses

Approval of Investment Advisory and Sub-Advisory Contracts

Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.29%
Class AX Shares	1.29
Class B Shares	0.88
Class C Shares	0.88
Class CX Shares	1.01
Class R Shares	1.11
Class RX Shares	1.24
Class Y Shares	1.59
Class R5 Shares	1.47
Class R6 Shares	1.47
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Balanced-Risk Allocation Broad Index∎ (Style-Specific Index)	6.51
Custom Invesco Balanced-Risk Retirement Now Index∎ (Style-Specific Index)	4.43
Lipper Mixed-Asset Target Today Funds Index◆ (Peer Group Index)	4.82
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement Now Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Bloomberg Barclays U.S. Universal and the three-month US Treasury bill. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index, the JP Morgan Global Government Bond Index and the three month US Treasury bill. Since December 1, 2009, the index has comprised the MSCI World Index, the Bloomberg Barclays U.S. Aggregate Index and the Citi US Three-Month Treasury Bill Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Today Funds Index is an unmanaged index considered representative of mixed-asset target today funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Citi US Three-Month Treasury Bill Index is an unmanaged index representative of three-month US Treasury bills.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.06%
10 Years	1.85
5 Years	1.44
1 Year	-3.58

Class AX Shares
10 Years	1.84%
5 Years	1.44
1 Year	-3.58

Class B Shares
Inception (1/31/07)	2.01%
10 Years	1.81
5 Years	1.52
1 Year	-3.49

Class C Shares
Inception (1/31/07)	1.85%
10 Years	1.67
5 Years	1.85
1 Year	0.40

Class CX Shares
10 Years	1.67%
5 Years	1.88
1 Year	0.52

Class R Shares
Inception (1/31/07)	2.34%
10 Years	2.16
5 Years	2.30
1 Year	1.78

Class RX Shares
10 Years	2.16%
5 Years	2.35
1 Year	1.78

Class Y Shares
10 Years	2.65%
5 Years	2.84
1 Year	2.31

Class R5 Shares
Inception (1/31/07)	2.86%
10 Years	2.67
5 Years	2.84
1 Year	2.19

Class R6 Shares
10 Years	2.54%
5 Years	2.82
1 Year	2.19

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.81%, 0.81%, 1.56%, 1.56%, 1.56%, 1.06%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.88%, 1.88%, 2.63%, 2.63%, 2.63%, 2.13%, 2.13%, 1.63%, 1.54% and 1.47%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.56% for Invesco Balanced-Risk Retirement Now Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

3                        Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.50%
Class AX Shares	1.50
Class B Shares	1.28
Class C Shares	1.16
Class CX Shares	1.17
Class R Shares	1.50
Class RX Shares	1.39
Class Y Shares	1.73
Class R5 Shares	1.72
Class R6 Shares	1.60
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Balanced-Risk Allocation Broad Index∎ (Style-Specific Index)	6.51
Custom Invesco Balanced-Risk Retirement 2020 Index∎ (Style-Specific Index)	5.26
Lipper Mixed-Asset Target 2020 Funds Index◆ (Peer Group Index)	6.94
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index comprised the MSCI World Index, Bloomberg Barclays U.S. Aggregate Index and T-Bill 3 Month Index (Lipper). The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The T-Bill 3 Month Index (Lipper) is tracked by Lipper to provide performance for the three-month US Treasury bill.)

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4                        Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.79%
10 Years	2.52
5 Years	2.46
1 Year	-3.21

Class AX Shares
10 Years	2.52%
5 Years	2.46
1 Year	-3.21

Class B Shares
Inception (1/31/07)	2.75%
10 Years	2.48
5 Years	2.56
1 Year	-3.08

Class C Shares
Inception (1/31/07)	2.57%
10 Years	2.34
5 Years	2.88
1 Year	0.79

Class CX Shares
10 Years	2.33%
5 Years	2.85
1 Year	0.67

Class R Shares
Inception (1/31/07)	3.09%
10 Years	2.85
5 Years	3.37
1 Year	2.20

Class RX Shares
10 Years	2.85%
5 Years	3.37
1 Year	2.20

Class Y Shares
10 Years	3.32%
5 Years	3.90
1 Year	2.71

Class R5 Shares
Inception (1/31/07)	3.62%
10 Years	3.37
5 Years	3.90
1 Year	2.70

Class R6 Shares
10 Years	3.23%
5 Years	3.88
1 Year	2.58

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.91%, 0.91%, 1.66%, 1.66%, 1.66%, 1.16%, 1.16%, 0.66%, 0.66% and 0.66%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.48%, 1.48%, 2.23%, 2.23%, 2.23%, 1.73%, 1.73%, 1.23%, 1.13% and 1.04%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.66% for Invesco Balanced-Risk Retirement 2020 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

5                        Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2030 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.09%
Class AX Shares	2.21
Class B Shares	1.74
Class C Shares	1.74
Class CX Shares	1.74
Class R Shares	1.98
Class RX Shares	2.10
Class Y Shares	2.21
Class R5 Shares	2.20
Class R6 Shares	2.20
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Balanced-Risk Allocation Broad Index∎ (Style-Specific Index)	6.51
Custom Invesco Balanced-Risk Retirement 2030 Index∎ (Style-Specific Index)	7.39
Lipper Mixed-Asset Target 2030 Funds Index◆ (Peer Group Index)	8.45
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Bloomberg Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6                        Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.70%
10 Years	2.32
5 Years	3.36
1 Year	-2.37

Class AX Shares
10 Years	2.33%
5 Years	3.36
1 Year	-2.47

Class B Shares
Inception (1/31/07)	2.66%
10 Years	2.27
5 Years	3.44
1 Year	-2.32

Class C Shares
Inception (1/31/07)	2.49%
10 Years	2.13
5 Years	3.78
1 Year	1.72

Class CX Shares
10 Years	2.15%
5 Years	3.78
1 Year	1.72

Class R Shares
Inception (1/31/07)	2.99%
10 Years	2.64
5 Years	4.29
1 Year	3.11

Class RX Shares
10 Years	2.66%
5 Years	4.30
1 Year	3.12

Class Y Shares
10 Years	3.12%
5 Years	4.79
1 Year	3.52

Class R5 Shares
Inception (1/31/07)	3.51%
10 Years	3.16
5 Years	4.78
1 Year	3.39

Class R6 Shares
10 Years	3.02%
5 Years	4.79
1 Year	3.51

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.08%, 1.08%, 1.83%, 1.83%, 1.83%, 1.33%, 1.33%, 0.83%, 0.83% and 0.83%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.64%, 1.64%, 2.39%, 2.39%, 2.39%, 1.89%, 1.89%, 1.39%, 1.27% and 1.18%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.83% for Invesco Balanced-Risk Retirement 2030 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

7                        Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.44%
Class AX Shares	2.44
Class B Shares	2.05
Class C Shares	2.05
Class CX Shares	2.05
Class R Shares	2.17
Class RX Shares	2.31
Class Y Shares	2.43
Class R5 Shares	2.56
Class R6 Shares	2.56
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Balanced-Risk Allocation Broad Index∎ (Style-Specific Index)	6.51
Custom Invesco Balanced-Risk Retirement 2040 Index∎ (Style-Specific Index)	7.81
Lipper Mixed-Asset Target 2040 Funds Index◆ (Peer Group Index)	10.48
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Bloomberg Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

8                        Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.62%
10 Years	2.22
5 Years	3.83
1 Year	-2.01

Class AX Shares
10 Years	2.21%
5 Years	3.83
1 Year	-2.13

Class B Shares
Inception (1/31/07)	2.59%
10 Years	2.18
5 Years	3.98
1 Year	-1.84

Class C Shares
Inception (1/31/07)	2.42%
10 Years	2.05
5 Years	4.29
1 Year	2.19

Class CX Shares
10 Years	2.05%
5 Years	4.29
1 Year	2.06

Class R Shares
Inception (1/31/07)	2.91%
10 Years	2.54
5 Years	4.76
1 Year	3.39

Class RX Shares
10 Years	2.54%
5 Years	4.73
1 Year	3.39

Class Y Shares
10 Years	3.01%
5 Years	5.26
1 Year	3.76

Class R5 Shares
Inception (1/31/07)	3.42%
10 Years	3.04
5 Years	5.28
1 Year	3.89

Class R6 Shares
10 Years	2.93%
5 Years	5.28
1 Year	3.89

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.12%, 1.12%, 1.87%, 1.87%, 1.87%, 1.37%, 1.37%, 0.87%, 0.87% and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.93%, 1.93%, 2.68%, 2.68%, 2.68%, 2.18%, 2.18%, 1.68%, 1.49% and 1.40%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.87% for Invesco Balanced-Risk Retirement 2040 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

9                        Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.64%
Class AX Shares	2.78
Class B Shares	2.40
Class C Shares	2.25
Class CX Shares	2.40
Class R Shares	2.52
Class RX Shares	2.66
Class Y Shares	2.92
Class R5 Shares	2.77
Class R6 Shares	2.77
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Balanced-Risk Allocation Broad Index∎ (Style-Specific Index)	6.51
Custom Invesco Balanced-Risk Retirement 2050 Index∎ (Style-Specific Index)	8.23
Lipper Mixed-Asset Target 2050 Funds Index◆ (Peer Group)	10.74
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Index.

The Custom Invesco Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Bloomberg Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target allocation of the Fund and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2050 Funds Index is an unmanaged index considered representative of mixed-asset target 2050 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

10                        Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (1/31/07)	2.59%
10 Years	2.18
5 Years	4.27
1 Year	-1.75

Class AX Shares
10 Years	2.17%
5 Years	4.29
1 Year	-1.75

Class B Shares
Inception (1/31/07)	2.54%
10 Years	2.13
5 Years	4.45
1 Year	-1.37

Class C Shares
Inception (1/31/07)	2.40%
10 Years	2.01
5 Years	4.72
1 Year	2.47

Class CX Shares
10 Years	2.01%
5 Years	4.73
1 Year	2.48

Class R Shares
Inception (1/31/07)	2.89%
10 Years	2.50
5 Years	5.23
1 Year	3.76

Class RX Shares
10 Years	2.51%
5 Years	5.23
1 Year	3.77

Class Y Shares
10 Years	2.98%
5 Years	5.73
1 Year	4.24

Class R5 Shares
Inception (1/31/07)	3.39%
10 Years	3.00
5 Years	5.70
1 Year	4.09

Class R6 Shares
10 Years	2.87%
5 Years	5.70
1 Year	4.09

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.16%, 1.16%, 1.91%, 1.91%, 1.91%, 1.41%, 1.41%, 0.91%, 0.91% and 0.91%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 2.48%, 2.48%, 3.23%, 3.23%, 3.23%, 2.73%, 2.73%, 2.23%, 1.93% and 1.86%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.91% for Invesco Balanced-Risk Retirement 2050 Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

11                        Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

12                        Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2017

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.06%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 06/30/17	Value 06/30/17
Asset Allocation Funds–59.55%
Invesco Balanced-Risk Allocation Fund–Class R6	59.55%	$16,256,949	$503,662	$(1,660,249)	$335,218	$24,881	$—	1,422,305	$15,460,461

Money Market Funds–40.51%
Government & Agency Portfolio–Institutional Class, 0.89%(b)	24.31%	6,445,052	1,874,315	(2,008,016)	—	—	19,402	6,311,351	6,311,351
Treasury Portfolio–Institutional Class, 0.85%(b)	16.20%	4,296,701	1,249,544	(1,338,677)	—	—	11,936	4,207,568	4,207,568
Total Money Market Funds		10,741,753	3,123,859	(3,346,693)	—	—	31,338		10,518,919
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $25,770,632)	100.06%	$26,998,702	$3,627,521	$(5,006,942)	$335,218	$24,881	$31,338		$25,979,380
OTHER ASSETS LESS LIABILITIES	(0.06)%								(15,861)
NET ASSETS	100.00%								$25,963,519

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.21%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Asset Allocation Funds–72.60%
Invesco Balanced-Risk Allocation Fund–Class R6	72.60%	$51,665,053	$—	$(5,605,912)	$1,355,788	$(206,325)	$—	4,343,018	$47,208,604

Money Market Funds–27.61%
Government & Agency Portfolio–Institutional Class, 0.89%(b)	16.57%	10,696,253	4,350,617	(4,272,204)	—	—	32,650	10,774,666	10,774,666
Treasury Portfolio–Institutional Class, 0.85%(b)	11.04%	7,130,835	2,900,412	(2,848,136)	—	—	20,089	7,183,111	7,183,111
Total Money Market Funds		17,827,088	7,251,029	(7,120,340)	—	—	52,739		17,957,777
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $64,500,998)	100.21%	$69,492,141	$7,251,029	$(12,726,252)	$1,355,788	$(206,325)	$52,739		$65,166,381
OTHER ASSETS LESS LIABILITIES	(0.21)%								(136,840)
NET ASSETS	100.00%								$65,029,541

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.58%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Asset Allocation Funds–100.34%
Invesco Balanced-Risk Allocation Fund–Class R6	91.39%	$71,111,737	$913,196	$(7,576,961)	$2,400,683	$(798,379)	$—	6,076,382	$66,050,276
Invesco Balanced-Risk Aggressive Allocation Fund	8.95%	8,561,561	44,109	(2,420,759)	719,471	(437,446)	—	769,873	6,466,936
Total Asset Allocation Funds		79,673,298	957,305	(9,997,720)	3,120,154	(1,235,825)	—		72,517,212

Money Market Funds–0.24%
Government & Agency Portfolio–Institutional Class, 0.89%(b)	0.14%	182,293	3,722,785	(3,801,691)	—	—	612	103,387	103,387
Treasury Portfolio–Institutional Class, 0.85%(b)	0.10%	121,528	2,481,857	(2,534,461)	—	—	369	68,925	68,924
Total Money Market Funds		303,821	6,204,642	(6,336,152)	—	—	981		172,311
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $74,007,117)	100.58%	$79,977,119	$7,161,947	$(16,333,872)	$3,120,154	$(1,235,825)	$981		$72,689,523
OTHER ASSETS LESS LIABILITIES	(0.58)%								(422,683)
NET ASSETS	100.00%								$72,266,840

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2017

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–101.57%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Asset Allocation Funds–101.43%
Invesco Balanced-Risk Allocation Fund–Class R6	57.78%	$28,316,194	$1,741,661	$(2,434,936)	$873,959	$(243,992)	$—	2,599,161	$28,252,886
Invesco Balanced-Risk Aggressive Allocation Fund	43.65%	22,758,100	623,606	(2,760,467)	1,154,831	(429,602)	—	2,541,246	21,346,468
Total Asset Allocation Funds		51,074,294	2,365,267	(5,195,403)	2,028,790	(673,594)	—		49,599,354

Money Market Funds–0.14%
Government & Agency Portfolio–Institutional Class, 0.89%(b)	0.08%	256,259	3,094,340	(3,308,871)	—	—	443	41,728	41,728
Treasury Portfolio–Institutional Class, 0.85%(b)	0.06%	170,840	2,062,893	(2,205,914)	—	—	284	27,819	27,819
Total Money Market Funds		427,099	5,157,233	(5,514,785)	—	—	727		69,547
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $54,665,948)	101.57%	$51,501,393	$7,522,500	$(10,710,188)	$2,028,790	$(673,594)	$727		$49,668,901
OTHER ASSETS LESS LIABILITIES	(1.57)%								(770,050)
NET ASSETS	100.00%								$48,898,851

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.89%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Asset Allocation Funds–100.59%
Invesco Balanced-Risk Allocation Fund–Class R6	24.67%	$7,396,287	$1,193,510	$(612,621)	$195,897	$(36,730)	$—	748,514	$8,136,343
Invesco Balanced-Risk Aggressive Allocation Fund	75.92%	25,689,554	1,090,492	(2,549,037)	1,035,909	(230,551)	—	2,980,520	25,036,367
Total Asset Allocation Funds		33,085,841	2,284,002	(3,161,658)	1,231,806	(267,281)	—		33,172,710

Money Market Funds–0.30%
Government & Agency Portfolio–Institutional Class, 0.89%(b)	0.18%	430,976	2,217,727	(2,590,234)	—	—	448	58,469	58,469
Treasury Portfolio–Institutional Class, 0.85%(b)	0.12%	287,317	1,478,485	(1,726,823)	—	—	226	38,979	38,979
Total Money Market Funds		718,293	3,696,212	(4,317,057)	—	—	674		97,448
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $36,788,571)	100.89%	$33,804,134	$5,980,214	$(7,478,715)	$1,231,806	$(267,281)	$674		$33,270,158
OTHER ASSETS LESS LIABILITIES	(0.89)%								(292,596)
NET ASSETS	100.00%								$32,977,562

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Balanced-Risk Retirement Funds

Portfolio Composition

June 30, 2017

(Unaudited)

Invesco Balanced-Risk Retirement Now

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/17**
Equity	41.76%	26.60%
Fixed Income	31.67	45.85
Commodities	23.17	17.95
Cash Equivalents	3.40	40.51

Invesco Balanced-Risk Retirement 2020

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/17**
Equity	42.39%	32.42%
Fixed Income	32.15	55.90
Commodities	23.53	21.89
Cash Equivalents	1.93	27.61

Invesco Balanced-Risk Retirement 2030

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/17**
Equity	43.22%	46.81%
Fixed Income	32.78	80.71
Commodities	23.99	31.60
Cash Equivalents	0.01	0.24

Invesco Balanced-Risk Retirement 2040

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/17**
Equity	43.22%	55.05%
Fixed Income	32.78	94.91
Commodities	23.99	37.16
Cash Equivalents	0.01	0.14

Invesco Balanced-Risk Retirement 2050

Asset Class*	Risk Allocation	% of Total Net Assets As of 06/30/17**
Equity	43.22%	61.88%
Fixed Income	32.78	106.68
Commodities	23.99	41.77
Cash Equivalents	0.01	0.30

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Assets:
Investments in affiliated underlying funds, at value	$25,979,380	$65,166,381	$72,689,523	$49,668,901	$33,270,158
Receivable for:
Fund shares sold	6,214	93,541	38,501	40,864	60,338
Dividends from affiliated underlying funds	6,792	11,608	134	82	137
Fund expenses absorbed	—	11,048	13,102	14,266	—
Investment for trustee deferred compensation and retirement plans	43,191	37,125	36,849	33,741	30,267
Other assets	59,682	60,964	60,433	59,681	59,159
Total assets	26,095,259	65,380,667	72,838,542	49,817,535	33,420,059

Liabilities:
Payable for:
Fund shares reacquired	37,930	216,294	418,900	785,756	346,642
Accrued fees to affiliates	12,610	49,445	55,509	40,870	22,612
Accrued trustees’ and officer’s fees and benefits	4,051	4,932	4,652	4,880	4,540
Accrued operating expenses	33,027	41,359	53,803	52,365	37,617
Trustee deferred compensation and retirement plans	44,122	39,096	38,838	34,813	31,086
Total liabilities	131,740	351,126	571,702	918,684	442,497
Net assets applicable to shares outstanding	$25,963,519	$65,029,541	$72,266,840	$48,898,851	$32,977,562

Net assets consist of:
Shares of beneficial interest	$25,502,943	$66,723,742	$77,793,927	$57,677,519	$37,598,149
Undistributed net investment income (loss)	(80,296)	1,210,362	1,201,081	1,189,523	399,201
Undistributed net realized gain (loss)	332,124	(3,569,946)	(5,410,574)	(4,971,144)	(1,501,375)
Net unrealized appreciation (depreciation)	208,748	665,383	(1,317,594)	(4,997,047)	(3,518,413)
	$25,963,519	$65,029,541	$72,266,840	$48,898,851	$32,977,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2017

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Net Assets:
Class A	$9,976,209	$36,349,866	$40,959,219	$28,926,223	$17,120,288
Class AX	$7,852,920	$6,591,686	$4,962,534	$2,597,203	$1,066,261
Class B	$29,399	$512,931	$563,610	$300,521	$194,730
Class C	$3,763,867	$7,634,635	$11,275,743	$5,904,757	$5,258,556
Class CX	$1,338,733	$1,138,442	$730,785	$231,008	$135,187
Class R	$1,915,243	$7,158,158	$8,477,583	$7,015,868	$3,778,004
Class RX	$76,419	$398,831	$490,051	$133,532	$74,757
Class Y	$297,349	$2,780,384	$1,726,377	$976,540	$3,940,092
Class R5	$116,105	$472,788	$693,143	$376,475	$98,285
Class R6	$597,275	$1,991,820	$2,387,795	$2,436,724	$1,311,402

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	1,194,835	4,120,189	4,927,996	3,820,775	2,319,833
Class AX	941,776	747,157	596,491	343,549	144,324
Class B	3,636	58,919	68,722	40,240	26,874
Class C	464,943	878,712	1,375,098	791,442	724,145
Class CX	165,524	131,102	89,093	31,015	18,629
Class R	231,766	815,291	1,026,282	932,405	515,276
Class RX	9,252	45,422	59,352	17,746	10,187
Class Y	35,247	314,846	207,030	128,577	532,032
Class R5	13,770	53,242	82,863	49,479	13,256
Class R6	70,837	224,201	285,535	320,289	176,659
Class A:
Net asset value per share	$8.35	$8.82	$8.31	$7.57	$7.38
Maximum offering price per share
(Net asset value ÷ 94.50%)	$8.84	$9.33	$8.79	$8.01	$7.81
Class AX:
Net asset value per share	$8.34	$8.82	$8.32	$7.56	$7.39
Maximum offering price per share
(Net asset value ÷ 94.50%)	$8.83	$9.33	$8.80	$8.00	$7.82
Class B:
Net asset value and offering price per share	$8.09	$8.71	$8.20	$7.47	$7.25
Class C:
Net asset value and offering price per share	$8.10	$8.69	$8.20	$7.46	$7.26
Class CX:
Net asset value and offering price per share	$8.09	$8.68	$8.20	$7.45	$7.26
Class R:
Net asset value and offering price per share	$8.26	$8.78	$8.26	$7.52	$7.33
Class RX:
Net asset value and offering price per share	$8.26	$8.78	$8.26	$7.52	$7.34
Class Y:
Net asset value and offering price per share	$8.44	$8.83	$8.34	$7.59	$7.41
Class R5:
Net asset value and offering price per share	$8.43	$8.88	$8.36	$7.61	$7.41
Class R6:
Net asset value and offering price per share	$8.43	$8.88	$8.36	$7.61	$7.42
Cost of Investments in affiliated underlying funds	$25,770,632	$64,500,998	$74,007,117	$54,665,948	$36,788,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Investment income:
Dividends from affiliated underlying funds	$31,338	$52,739	$981	$727	$674

Expenses:
Administrative services fees	24,795	24,795	24,795	24,795	24,795
Custodian fees	2,878	3,672	3,643	3,047	—
Distribution fees:
Class A	12,806	46,928	53,204	38,005	22,027
Class AX	10,221	8,705	6,580	3,419	1,456
Class B	288	3,000	3,789	1,782	1,101
Class C	18,004	38,625	57,258	29,877	27,048
Class CX	7,516	6,823	3,779	1,437	724
Class R	4,644	18,012	21,349	17,442	9,139
Class RX	179	1,005	1,223	339	183
Transfer agent fees — A, AX, B, C, CX, R, RX, and Y	23,760	67,022	78,393	66,175	60,683
Transfer agent fees — R5	60	329	636	233	179
Transfer agent fees — R6	89	118	128	135	125
Trustees’ and officers’ fees and benefits	10,818	11,487	11,229	11,447	10,930
Registration and filing fees	60,420	61,692	61,652	60,918	61,052
Reports to shareholders	12,892	16,714	24,891	22,810	21,513
Professional services fees	19,092	18,980	21,311	21,137	17,460
Other	8,900	9,150	9,200	9,000	8,368
Total expenses	217,362	337,057	383,060	311,998	266,783
Less: Expenses reimbursed and expense offset arrangement(s)	(163,840)	(214,001)	(235,951)	(219,750)	(205,146)
Net expenses	53,522	123,056	147,109	92,248	61,637
Net investment income (loss)	(22,184)	(70,317)	(146,128)	(91,521)	(60,963)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	24,881	(206,325)	(1,235,825)	(673,594)	(267,281)
Change in net unrealized appreciation of affiliated underlying fund shares	335,218	1,355,788	3,120,154	2,028,790	1,231,806
Net increase in net assets resulting from operations	$337,915	$1,079,146	$1,738,201	$1,263,675	$903,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund
	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Operations:
Net investment income (loss)	$(22,184)	$586,071	$(70,317)	$1,872,940
Net realized gain (loss)	24,881	645,355	(206,325)	(1,820,194)
Change in net unrealized appreciation	335,218	509,789	1,355,788	5,161,749
Net increase in net assets resulting from operations	337,915	1,741,215	1,079,146	5,214,495

Distributions to shareholders from net investment income:
Class A	(20,362)	(344,249)	—	(1,012,843)
Class AX	(16,101)	(292,065)	—	(192,430)
Class B	(5)	(2,587)	—	(12,956)
Class C	(312)	(103,700)	—	(147,366)
Class CX	(132)	(52,281)	—	(27,780)
Class R	(2,520)	(56,811)	—	(168,948)
Class RX	(97)	(2,411)	—	(9,999)
Class Y	(1,765)	(18,400)	—	(101,129)
Class R5	(296)	(4,897)	—	(33,991)
Class R6	(1,642)	(19,650)	—	(44,209)
Total distributions from net investment income	(43,232)	(897,051)	—	(1,751,651)

Distributions to shareholders from net realized gains:
Class A	—	(125,224)	—	(193,903)
Class AX	—	(105,893)	—	(36,840)
Class B	—	(1,075)	—	(3,515)
Class C	—	(43,199)	—	(39,982)
Class CX	—	(21,962)	—	(7,537)
Class R	—	(22,324)	—	(35,734)
Class RX	—	(825)	—	(2,115)
Class Y	—	(6,502)	—	(17,676)
Class R5	—	(1,673)	—	(5,941)
Class R6	—	(6,957)	—	(7,727)
Total distributions from net realized gains	—	(335,634)	—	(350,970)

Share transactions–net:
Class A	(265,893)	(429,100)	(2,837,527)	(1,553,986)
Class AX	(885,258)	(842,999)	(745,579)	(1,008,681)
Class B	(52,581)	(90,219)	(162,425)	(380,539)
Class C	210,793	(339,846)	(256,733)	(634,438)
Class CX	(316,244)	(695,634)	(347,545)	(776,102)
Class R	165,667	265,073	(26,124)	713,367
Class RX	8,631	(128,735)	(26,324)	(148,363)
Class Y	(171,151)	(969,190)	(879,860)	(1,996,507)
Class R5	(24,906)	(2,970,711)	(743,908)	(26,283,371)
Class R6	15,526	150,625	422,404	182,246
Net increase (decrease) in net assets resulting from share transactions	(1,315,416)	(6,050,736)	(5,603,621)	(31,886,374)
Net increase (decrease) in net assets	(1,020,733)	(5,542,206)	(4,524,475)	(28,774,500)

Net assets:
Beginning of period	26,984,252	32,526,458	69,554,016	98,328,516
End of period*	$25,963,519	$26,984,252	$65,029,541	$69,554,016
* Includes accumulated undistributed net investment income (loss)	$(80,296)	$(14,880)	$1,210,362	$1,280,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	Invesco Balanced-Risk Retirement 2030 Fund		Invesco Balanced-Risk Retirement 2040 Fund
	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Operations:
Net investment income (loss)	$(146,128)	$3,143,239	$(91,521)	$2,635,696
Net realized gain (loss)	(1,235,825)	(2,482,753)	(673,594)	(3,150,120)
Change in net unrealized appreciation	3,120,154	7,910,598	2,028,790	6,542,673
Net increase in net assets resulting from operations	1,738,201	8,571,084	1,263,675	6,028,249

Distributions to shareholders from net investment income:
Class A	—	(2,022,276)	—	(1,441,292)
Class AX	—	(256,421)	—	(132,204)
Class B	—	(42,383)	—	(16,894)
Class C	—	(446,577)	—	(233,283)
Class CX	—	(31,226)	—	(11,853)
Class R	—	(374,006)	—	(307,139)
Class RX	—	(20,919)	—	(6,924)
Class Y	—	(159,889)	—	(72,931)
Class R5	—	(142,093)	—	(35,989)
Class R6	—	(102,211)	—	(107,400)
Total distributions from net investment income	—	(3,598,001)	—	(2,365,909)

Distributions to shareholders from net realized gains:
Class A	—	(289,479)	—	(446,744)
Class AX	—	(36,705)	—	(40,978)
Class B	—	(7,308)	—	(6,215)
Class C	—	(77,006)	—	(85,817)
Class CX	—	(5,385)	—	(4,360)
Class R	—	(56,877)	—	(100,693)
Class RX	—	(3,181)	—	(2,270)
Class Y	—	(21,701)	—	(21,503)
Class R5	—	(19,285)	—	(10,611)
Class R6	—	(13,872)	—	(31,666)
Total distributions from net realized gains	—	(530,799)	—	(750,857)

Share transactions–net:
Class A	(3,494,245)	389,628	(2,504,622)	1,731,030
Class AX	(704,085)	(592,483)	(287,339)	(249,871)
Class B	(497,648)	(550,680)	(110,003)	(199,594)
Class C	(432,491)	(1,325,115)	(37,600)	53,318
Class CX	(84,545)	(373,995)	(67,309)	(40,294)
Class R	(391,455)	(1,438,734)	(126,077)	(429,128)
Class RX	664	(761,492)	(7,521)	(514,480)
Class Y	(1,780,045)	(1,852,382)	(610,450)	(1,629,956)
Class R5	(2,341,231)	(24,740,635)	(384,086)	(22,385,227)
Class R6	228,985	439,813	227,371	572,318
Net increase (decrease) in net assets resulting from share transactions	(9,496,096)	(30,806,075)	(3,907,636)	(23,091,884)
Net increase (decrease) in net assets	(7,757,895)	(26,363,791)	(2,643,961)	(20,180,401)

Net assets:
Beginning of period	80,024,735	106,388,526	51,542,812	71,723,213
End of period*	$72,266,840	$80,024,735	$48,898,851	$51,542,812
* Includes accumulated undistributed net investment income (loss)	$1,201,081	$1,347,209	$1,189,523	$1,281,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	Invesco Balanced-Risk Retirement 2050 Fund
	June 30, 2017	December 31, 2016
Operations:
Net investment income (loss)	$(60,963)	$1,946,463
Net realized gain (loss)	(267,281)	(471,009)
Change in net unrealized appreciation	1,231,806	2,387,672
Net increase in net assets resulting from operations	903,562	3,863,126

Distributions to shareholders from net investment income:
Class A	—	(1,211,728)
Class AX	—	(89,361)
Class B	—	(17,914)
Class C	—	(330,597)
Class CX	—	(9,249)
Class R	—	(244,337)
Class RX	—	(5,602)
Class Y	—	(217,224)
Class R5	—	(50,643)
Class R6	—	(73,865)
Total distributions from net investment income	—	(2,250,520)

Distributions to shareholders from net realized gains:
Class A	—	(50,199)
Class AX	—	(3,702)
Class B	—	(822)
Class C	—	(15,178)
Class CX	—	(425)
Class R	—	(10,476)
Class RX	—	(240)
Class Y	—	(8,722)
Class R5	—	(2,034)
Class R6	—	(2,966)
Total distributions from net realized gains	—	(94,764)

Share transactions–net:
Class A	(1,097,900)	3,442,274
Class AX	(199,300)	125,233
Class B	(56,874)	(70,669)
Class C	(142,143)	691,638
Class CX	(10,127)	(10,123)
Class R	109,227	(510,406)
Class RX	(7,770)	(97,271)
Class Y	151,936	1,162,282
Class R5	(620,275)	(7,214,733)
Class R6	270,948	460,380
Net increase (decrease) in net assets resulting from share transactions	(1,602,278)	(2,021,395)
Net increase (decrease) in net assets	(698,716)	(503,553)

Net assets:
Beginning of period	33,676,278	34,179,831
End of period*	$32,977,562	$33,676,278
* Includes accumulated undistributed net investment income (loss)	$399,201	$460,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of ten different classes of shares: Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6. Class AX, Class CX and Class RX shares are closed to new investors. Class Y shares are available only to certain investors. Class A shares and Class AX shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class CX shares are sold with a CDSC. Class R, Class RX, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely

22                         Invesco Balanced-Risk Retirement Funds

to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 11.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

23                         Invesco Balanced-Risk Retirement Funds

Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Other Risks — The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Balanced-Risk Retirement Now Fund, a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2018, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A/AX	Class B	Class C/CX	Class R/RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2017, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class AX	Class B	Class C	Class CX	Class R	Class RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	$139,931	$9,242	$7,377	$52	$3,248	$1,356	$1,676	$65	$489	$60	$89
Invesco Balanced-Risk Retirement 2020 Fund	146,532	38,078	7,064	609	7,835	1,384	7,308	408	3,732	329	118
Invesco Balanced-Risk Retirement 2030 Fund	156,793	44,953	5,559	800	12,095	798	9,019	517	3,726	636	128
Invesco Balanced-Risk Retirement 2040 Fund	153,207	41,000	3,689	480	8,058	388	9,408	183	2,040	233	135
Invesco Balanced-Risk Retirement 2050 Fund	144,159	32,688	2,160	409	10,035	269	6,781	135	7,209	179	125

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class AX, Class B, Class C, Class CX, Class R and Class RX shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class AX shares, 1.00% of the average daily net assets of each Fund’s Class CX shares and 0.50% of each Fund’s average daily net assets of Class RX shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase

24                         Invesco Balanced-Risk Retirement Funds

and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A and Class AX shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class AX shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class AX	Class A	Class AX	Class B	Class C	Class CX
Invesco Balanced-Risk Retirement Now Fund	$1,853	$281	$0	$0	$0	$114	$0
Invesco Balanced-Risk Retirement 2020 Fund	6,230	265	5	0	0	321	0
Invesco Balanced-Risk Retirement 2030 Fund	7,533	466	175	0	0	654	12
Invesco Balanced-Risk Retirement 2040 Fund	8,941	133	4	0	0	706	0
Invesco Balanced-Risk Retirement 2050 Fund	6,102	50	3	0	0	517	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares or shares of Invesco Balanced-Risk Aggressive Allocation Fund, and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Balanced-Risk Retirement Now Fund	$255
Invesco Balanced-Risk Retirement 2020 Fund	604
Invesco Balanced-Risk Retirement 2030 Fund	927
Invesco Balanced-Risk Retirement 2040 Fund	929
Invesco Balanced-Risk Retirement 2050 Fund	997

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

25                         Invesco Balanced-Risk Retirement Funds

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2016, as follows:

	Short-Term	Long-Term
Fund	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Balanced-Risk Retirement 2020 Fund	$59,845	$3,156,640	$3,216,485
Invesco Balanced-Risk Retirement 2030 Fund	89,240	3,561,209	3,650,449
Invesco Balanced-Risk Retirement 2040 Fund	143,390	3,778,054	3,921,444
Invesco Balanced-Risk Retirement 2050 Fund	70,771	742,205	812,976

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2017*		At June 30, 2017
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
	Purchases	Sales
Invesco Balanced-Risk Retirement Now Fund	$503,662	$1,660,249	$25,777,282	$202,098	$—	$202,098
Invesco Balanced-Risk Retirement 2020 Fund	—	5,605,912	64,648,134	518,247	—	518,247
Invesco Balanced-Risk Retirement 2030 Fund	957,305	9,997,720	74,531,417	—	(1,841,894)	(1,841,894)
Invesco Balanced-Risk Retirement 2040 Fund	2,365,267	5,195,403	55,042,054	—	(5,373,153)	(5,373,153)
Invesco Balanced-Risk Retirement 2050 Fund	2,284,002	3,161,658	37,209,689	—	(3,939,531)	(3,939,531)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

26                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	163,420	$1,369,855	238,242	$1,998,264
Class AX	7,143	59,264	4,211	35,582
Class B	—	—	885	7,338
Class C	45,440	369,971	52,369	425,878
Class CX	489	3,968	6,167	49,786
Class R	42,284	350,548	56,236	462,373
Class RX	1,084	8,987	3,139	25,878
Class Y	32,047	271,952	78,375	675,625
Class R5	446	3,770	3,366	27,559
Class R6	12,739	107,560	21,810	184,755

Issued as reinvestment of dividends:
Class A	2,270	18,904	52,940	434,975
Class AX	1,856	15,439	46,272	379,281
Class B	—	—	420	3,348
Class C	33	269	15,850	126,497
Class CX	15	123	8,846	70,502
Class R	304	2,508	9,666	78,642
Class RX	12	97	348	2,828
Class Y	196	1,649	2,864	23,728
Class R5	32	272	739	6,125
Class R6	192	1,618	3,159	26,174

Automatic conversion of Class B shares to Class A shares:
Class A	4,262	35,747	9,500	78,287
Class B	(4,398)	(35,747)	(9,779)	(78,287)

Reacquired:
Class A	(201,888)	(1,690,399)	(351,918)	(2,940,626)
Class AX	(115,047)	(959,961)	(148,623)	(1,257,862)
Class B	(2,073)	(16,834)	(2,763)	(22,618)
Class C	(19,620)	(159,447)	(110,344)	(892,221)
Class CX	(39,405)	(320,335)	(99,619)	(815,922)
Class R	(22,618)	(187,389)	(33,180)	(275,942)
Class RX	(55)	(453)	(18,824)	(157,441)
Class Y	(52,195)	(444,752)	(202,299)	(1,668,543)
Class R5	(3,414)	(28,948)	(371,487)	(3,004,395)
Class R6	(10,973)	(93,652)	(7,005)	(60,304)
Net increase (decrease) in share activity	(157,422)	$(1,315,416)	(740,437)	$(6,050,736)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity
	Six months ended June 30, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	407,932	$3,607,280	1,013,937	$8,869,411
Class AX	41,257	361,825	24,281	209,639
Class B	—	—	6,460	55,839
Class C	68,575	599,209	244,536	2,083,309
Class CX	2,929	25,595	8,869	81,888
Class R	150,473	1,323,644	217,602	1,875,501
Class RX	3,716	32,699	12,544	108,324
Class Y	110,523	975,891	504,091	4,397,260
Class R5	3,164	28,087	49,161	400,152
Class R6	56,064	500,900	35,669	312,178

Issued as reinvestment of dividends:
Class A	—	—	136,979	1,182,132
Class AX	—	—	26,055	224,855
Class B	—	—	1,874	16,024
Class C	—	—	21,450	182,966
Class CX	—	—	4,140	35,317
Class R	—	—	23,800	204,682
Class RX	—	—	1,377	11,842
Class Y	—	—	10,634	91,767
Class R5	—	—	4,558	39,524
Class R6	—	—	5,949	51,631

Automatic conversion of Class B shares to Class A shares:
Class A	16,364	144,977	34,068	294,321
Class B	(16,560)	(144,977)	(34,545)	(294,321)

Reacquired:
Class A	(745,636)	(6,589,784)	(1,367,030)	(11,899,850)
Class AX	(125,291)	(1,107,404)	(164,489)	(1,443,175)
Class B	(2,000)	(17,448)	(18,922)	(158,081)
Class C	(98,051)	(855,942)	(343,428)	(2,900,713)
Class CX	(42,643)	(373,140)	(102,754)	(893,307)
Class R	(153,530)	(1,349,768)	(158,505)	(1,366,816)
Class RX	(6,751)	(59,023)	(31,706)	(268,529)
Class Y	(208,222)	(1,855,751)	(769,190)	(6,485,534)
Class R5	(86,749)	(771,995)	(3,269,761)	(26,723,047)
Class R6	(8,766)	(78,496)	(21,578)	(181,563)
Net increase (decrease) in share activity	(633,202)	$(5,603,621)	(3,893,874)	$(31,886,374)

28                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	556,199	$4,641,396	1,005,534	$8,217,984
Class AX	22,997	191,549	18,799	153,883
Class B	3,079	25,454	6,811	55,480
Class C	157,502	1,298,767	349,365	2,792,124
Class CX	697	5,791	1,642	13,338
Class R	134,092	1,113,936	409,410	3,308,624
Class RX	3,023	25,133	14,575	115,665
Class Y	159,588	1,333,022	245,309	2,032,919
Class R5	7,678	63,038	113,812	892,304
Class R6	43,225	361,133	60,398	497,281

Issued as reinvestment of dividends:
Class A	—	—	281,914	2,275,051
Class AX	—	—	35,857	289,366
Class B	—	—	6,202	49,615
Class C	—	—	64,287	513,655
Class CX	—	—	4,560	36,431
Class R	—	—	53,643	430,757
Class RX	—	—	2,902	23,276
Class Y	—	—	20,990	169,813
Class R5	—	—	19,818	160,725
Class R6	—	—	14,253	115,591

Automatic conversion of Class B shares to Class A shares:
Class A	46,095	383,983	53,684	439,581
Class B	(46,629)	(383,983)	(54,415)	(439,581)

Reacquired:
Class A	(1,023,603)	(8,519,624)	(1,282,537)	(10,542,988)
Class AX	(107,281)	(895,634)	(124,277)	(1,035,732)
Class B	(16,824)	(139,119)	(27,312)	(216,194)
Class C	(209,768)	(1,731,258)	(583,164)	(4,630,894)
Class CX	(10,982)	(90,336)	(53,241)	(423,764)
Class R	(181,369)	(1,505,391)	(625,970)	(5,178,115)
Class RX	(2,956)	(24,469)	(110,554)	(900,433)
Class Y	(366,082)	(3,113,067)	(505,083)	(4,055,114)
Class R5	(285,884)	(2,404,269)	(3,414,730)	(25,793,664)
Class R6	(15,614)	(132,148)	(21,005)	(173,059)
Net increase (decrease) in share activity	(1,132,817)	$(9,496,096)	(4,018,523)	$(30,806,075)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

29                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	525,537	$4,001,647	1,029,750	$7,772,225
Class AX	5,146	39,142	18,951	142,668
Class B	591	4,425	1,758	13,554
Class C	94,142	711,195	225,170	1,654,944
Class CX	861	6,464	3,426	24,216
Class R	137,402	1,037,427	277,953	2,062,605
Class RX	2,908	22,020	8,816	63,863
Class Y	51,618	396,154	98,270	733,329
Class R5	5,075	38,769	48,230	330,835
Class R6	60,183	458,328	91,473	687,316

Issued as reinvestment of dividends:
Class A	—	—	256,624	1,878,495
Class AX	—	—	23,469	171,561
Class B	—	—	3,187	23,109
Class C	—	—	43,497	314,916
Class CX	—	—	2,048	14,811
Class R	—	—	55,944	407,832
Class RX	—	—	1,187	8,655
Class Y	—	—	12,766	93,702
Class R5	—	—	6,235	45,830
Class R6	—	—	18,845	138,508

Automatic conversion of Class B shares to Class A shares:
Class A	14,076	107,209	19,880	148,984
Class B	(14,244)	(107,209)	(20,180)	(148,984)

Reacquired:
Class A	(869,415)	(6,613,478)	(1,082,661)	(8,068,674)
Class AX	(42,932)	(326,481)	(74,122)	(564,100)
Class B	(954)	(7,219)	(11,746)	(87,273)
Class C	(99,388)	(748,795)	(261,246)	(1,916,542)
Class CX	(9,719)	(73,773)	(10,769)	(79,321)
Class R	(154,112)	(1,163,504)	(384,646)	(2,899,565)
Class RX	(3,923)	(29,541)	(78,322)	(586,998)
Class Y	(129,292)	(1,006,604)	(326,690)	(2,456,987)
Class R5	(55,127)	(422,855)	(3,360,180)	(22,761,892)
Class R6	(29,979)	(230,957)	(34,174)	(253,506)
Net increase (decrease) in share activity	(511,546)	$(3,907,636)	(3,397,257)	$(23,091,884)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30                         Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	474,442	$3,541,892	965,806	$7,134,840
Class AX	8,244	61,374	20,742	158,181
Class C	123,542	901,763	272,919	1,974,275
Class CX	1,304	9,558	2,086	15,034
Class R	90,607	668,158	208,692	1,524,511
Class RX	1,076	7,969	5,598	39,389
Class Y	162,909	1,221,997	421,999	3,115,200
Class R5	4,095	30,613	69,435	473,168
Class R6	46,331	345,363	57,210	424,699

Issued as reinvestment of dividends:
Class A	—	—	176,857	1,257,448
Class AX	—	—	13,033	92,796
Class B	—	—	2,422	17,016
Class C	—	—	48,119	338,277
Class CX	—	—	1,378	9,673
Class R	—	—	35,991	254,813
Class RX	—	—	664	4,701
Class Y	—	—	31,182	222,328
Class R5	—	—	7,265	51,872
Class R6	—	—	10,654	76,176

Automatic conversion of Class B shares to Class A shares:
Class A	7,377	55,015	4,606	34,219
Class B	(7,499)	(55,015)	(4,697)	(34,219)

Reacquired:
Class A	(630,273)	(4,694,807)	(687,129)	(4,984,233)
Class AX	(35,097)	(260,674)	(17,196)	(125,744)
Class B	(255)	(1,859)	(7,731)	(53,466)
Class C	(142,255)	(1,043,906)	(225,931)	(1,620,914)
Class CX	(2,685)	(19,685)	(4,801)	(34,830)
Class R	(75,857)	(558,931)	(316,302)	(2,289,730)
Class RX	(2,172)	(15,739)	(19,492)	(141,361)
Class Y	(141,918)	(1,070,061)	(301,268)	(2,175,246)
Class R5	(86,971)	(650,888)	(1,179,238)	(7,739,773)
Class R6	(9,846)	(74,415)	(5,404)	(40,495)
Net increase (decrease) in share activity	(214,901)	$(1,602,278)	(412,531)	$(2,021,395)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$8.26	$(0.00)	$0.11	$0.11	$(0.02)	$—	$(0.02)	$8.35	1.29%	$9,976	0.25	%(e)	1.47	%(e)	(0.02	)%(e)	3%
Year ended 12/31/16	8.11	0.19	0.36	0.55	(0.29)	(0.11)	(0.40)	8.26	6.74	10,130	0.25		1.32		2.20		10
Year ended 12/31/15	8.77	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.11	(2.81)	10,366	0.25		1.11		1.39		19
Year ended 12/31/14	8.91	0.10	0.19	0.29	(0.23)	(0.20)	(0.43)	8.77	3.32	14,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.07	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.91	1.33	15,858	0.25		0.85		(0.22)		16
Year ended 12/31/12	8.84	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.07	6.22	13,959	0.25		0.96		1.30		7
Class AX
Six months ended 06/30/17	8.25	(0.00)	0.11	0.11	(0.02)	—	(0.02)	8.34	1.29	7,853	0.25	(e)	1.47	(e)	(0.02	)(e)	3
Year ended 12/31/16	8.10	0.18	0.37	0.55	(0.29)	(0.11)	(0.40)	8.25	6.75	8,641	0.25		1.32		2.20		10
Year ended 12/31/15	8.76	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.10	(2.82)	9,283	0.25		1.11		1.39		19
Year ended 12/31/14	8.90	0.10	0.20	0.30	(0.24)	(0.20)	(0.44)	8.76	3.32	11,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.06	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.90	1.33	14,817	0.25		0.85		(0.22)		16
Year ended 12/31/12	8.83	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.06	6.22	18,345	0.25		0.96		1.30		7
Class B
Six months ended 06/30/17	8.01	(0.03)	0.11	0.08	(0.00)	—	(0.00)	8.09	1.01	29	1.00	(e)	2.22	(e)	(0.77	)(e)	3
Year ended 12/31/16	7.89	0.12	0.36	0.48	(0.25)	(0.11)	(0.36)	8.01	6.03	81	1.00		2.07		1.45		10
Year ended 12/31/15	8.57	0.05	(0.36)	(0.31)	(0.20)	(0.17)	(0.37)	7.89	(3.55)	168	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.19	0.22	(0.21)	(0.20)	(0.41)	8.57	2.55	341	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	480	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.77	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.97	5.50	684	1.00		1.71		0.55		7
Class C
Six months ended 06/30/17	8.02	(0.03)	0.11	0.08	(0.00)	—	(0.00)	8.10	1.01	3,764	1.00	(e)	2.22	(e)	(0.77	)(e)	3
Year ended 12/31/16	7.89	0.12	0.37	0.49	(0.25)	(0.11)	(0.36)	8.02	6.16	3,522	1.00		2.07		1.45		10
Year ended 12/31/15	8.58	0.05	(0.37)	(0.32)	(0.20)	(0.17)	(0.37)	7.89	(3.67)	3,799	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.21)	(0.20)	(0.41)	8.58	2.66	4,535	1.00		1.71		0.38		9
Year ended 12/31/13	8.98	(0.09)	0.13	0.04	(0.18)	(0.08)	(0.26)	8.76	0.45	5,084	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.98	5.49	4,773	1.00		1.71		0.55		7
Class CX
Six months ended 06/30/17	8.01	(0.03)	0.11	0.08	(0.00)	—	(0.00)	8.09	1.01	1,339	1.00	(e)	2.22	(e)	(0.77	)(e)	3
Year ended 12/31/16	7.89	0.12	0.36	0.48	(0.25)	(0.11)	(0.36)	8.01	6.03	1,638	1.00		2.07		1.45		10
Year ended 12/31/15	8.57	0.05	(0.36)	(0.31)	(0.20)	(0.17)	(0.37)	7.89	(3.55)	2,281	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.22)	(0.20)	(0.42)	8.57	2.55	3,088	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	3,861	1.00		1.60		(0.97)		16
Year ended 12/31/12	8.78	0.05	0.42	0.47	(0.17)	(0.11)	(0.28)	8.97	5.38	4,667	1.00		1.71		0.55		7
Class R
Six months ended 06/30/17	8.18	(0.01)	0.10	0.09	(0.01)	—	(0.01)	8.26	1.11	1,915	0.50	(e)	1.72	(e)	(0.27	)(e)	3
Year ended 12/31/16	8.05	0.16	0.35	0.51	(0.27)	(0.11)	(0.38)	8.18	6.37	1,732	0.50		1.57		1.95		10
Year ended 12/31/15	8.72	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.05	(3.08)	1,442	0.50		1.36		1.14		19
Year ended 12/31/14	8.88	0.08	0.19	0.27	(0.23)	(0.20)	(0.43)	8.72	3.02	1,656	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.14	0.10	(0.18)	(0.08)	(0.26)	8.88	1.13	1,959	0.50		1.10		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	2,006	0.50		1.21		1.05		7
Class RX
Six months ended 06/30/17	8.17	(0.01)	0.11	0.10	(0.01)	—	(0.01)	8.26	1.24	76	0.50	(e)	1.72	(e)	(0.27	)(e)	3
Year ended 12/31/16	8.04	0.15	0.36	0.51	(0.27)	(0.11)	(0.38)	8.17	6.38	67	0.50		1.57		1.95		10
Year ended 12/31/15	8.71	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.04	(3.09)	189	0.50		1.36		1.14		19
Year ended 12/31/14	8.86	0.08	0.20	0.28	(0.23)	(0.20)	(0.43)	8.71	3.14	181	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.13	0.09	(0.19)	(0.08)	(0.27)	8.86	1.03	295	0.50		1.10		(0.47)		16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	497	0.50		1.21		1.05		7
Class Y
Six months ended 06/30/17	8.33	0.01	0.12	0.13	(0.02)	—	(0.02)	8.44	1.59	297	0.00	(e)	1.22	(e)	0.23	(e)	3
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	460	0.00		1.07		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	1,442	0.00		0.86		1.64		19
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	1,695	0.00		0.71		1.38		9
Year ended 12/31/13	9.11	0.00	0.13	0.13	(0.20)	(0.08)	(0.28)	8.96	1.51	2,118	0.00		0.60		0.03		16
Year ended 12/31/12	8.86	0.14	0.44	0.58	(0.22)	(0.11)	(0.33)	9.11	6.58	673	0.00		0.71		1.55		7
Class R5
Six months ended 06/30/17	8.33	0.01	0.11	0.12	(0.02)	—	(0.02)	8.43	1.47	116	0.00	(e)	1.14	(e)	0.23	(e)	3
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	139	0.00		0.98		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	3,141	0.00		0.77		1.64		19
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	9,573	0.00		0.63		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	7,802	0.00		0.54		0.03		16
Year ended 12/31/12	8.86	0.14	0.43	0.57	(0.22)	(0.11)	(0.33)	9.10	6.46	2,935	0.00		0.66		1.55		7
Class R6
Six months ended 06/30/17	8.33	0.01	0.11	0.12	(0.02)	—	(0.02)	8.43	1.47	597	0.00	(e)`	1.07	(e)	0.23	(e)	3
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	574	0.00		0.93		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	416	0.00		0.69		1.64		19
Year ended 12/31/14	8.96	0.13	0.20	0.33	(0.25)	(0.20)	(0.45)	8.84	3.61	328	0.00		0.54		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	281	0.00		0.45		0.03		16
Year ended 12/31/12(f)	9.38	0.04	(0.02)	0.02	(0.19)	(0.11)	(0.30)	9.10	0.30	10	0.00	(g)	0.62	(g)	1.55	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.56%, 0.56%, 0.56%, 0.56%, 0.54% and 0.52% for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,330, $8,245, $58, $3,631, $1,516, $1,873, $72, $547, $122 and $625 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

32                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$8.69	$(0.00)	$0.13	$0.13	$—	$—	$—	$8.82	1.50%	$36,350	0.25	%(e)	0.88	%(e)	(0.09	)%(e)	0%
Year ended 12/31/16	8.25	0.23	0.50	0.73	(0.24)	(0.05)	(0.29)	8.69	8.77	38,580	0.25		0.82		2.67		11
Year ended 12/31/15	9.11	0.17	(0.52)	(0.35)	(0.31)	(0.20)	(0.51)	8.25	(3.79)	38,164	0.25		0.69		1.92		12
Year ended 12/31/14	9.32	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.11	4.81	47,303	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.21	0.19	(0.31)	(0.07)	(0.38)	9.32	2.01	51,352	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.22	0.67	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	41,873	0.25		0.75		2.24		6
Class AX
Six months ended 06/30/17	8.69	(0.00)	0.13	0.13	—	—	—	8.82	1.50	6,592	0.25	(e)	0.88	(e)	(0.09	)(e)	0
Year ended 12/31/16	8.25	0.23	0.50	0.73	(0.24)	(0.05)	(0.29)	8.69	8.77	7,220	0.25		0.82		2.67		11
Year ended 12/31/15	9.10	0.17	(0.51)	(0.34)	(0.31)	(0.20)	(0.51)	8.25	(3.69)	7,802	0.25		0.69		1.92		12
Year ended 12/31/14	9.31	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.10	4.81	9,609	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.20	0.18	(0.31)	(0.07)	(0.38)	9.31	1.90	11,986	0.25		0.66		(0.24)		16
Year ended 12/31/12	9.05	0.21	0.68	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	14,125	0.25		0.75		2.24		6
Class B
Six months ended 06/30/17	8.60	(0.04)	0.15	0.11	—	—	—	8.71	1.28	513	1.00	(e)	1.63	(e)	(0.84	)(e)	0
Year ended 12/31/16	8.16	0.16	0.50	0.66	(0.17)	(0.05)	(0.22)	8.60	8.00	667	1.00		1.57		1.92		11
Year ended 12/31/15	9.00	0.10	(0.51)	(0.41)	(0.23)	(0.20)	(0.43)	8.16	(4.48)	1,001	1.00		1.44		1.17		12
Year ended 12/31/14	9.21	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	9.00	4.03	1,715	1.00		1.42		0.90		7
Year ended 12/31/13	9.40	(0.09)	0.20	0.11	(0.23)	(0.07)	(0.30)	9.21	1.19	2,425	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.97	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.40	8.95	3,501	1.00		1.50		1.49		6
Class C
Six months ended 06/30/17	8.59	(0.04)	0.14	0.10	—	—	—	8.69	1.16	7,635	1.00	(e)	1.63	(e)	(0.84	)(e)	0
Year ended 12/31/16	8.15	0.16	0.50	0.66	(0.17)	(0.05)	(0.22)	8.59	8.01	7,798	1.00		1.57		1.92		11
Year ended 12/31/15	8.98	0.10	(0.50)	(0.40)	(0.23)	(0.20)	(0.43)	8.15	(4.37)	8,032	1.00		1.44		1.17		12
Year ended 12/31/14	9.20	0.09	0.27	0.36	(0.30)	(0.28)	(0.58)	8.98	3.93	9,613	1.00		1.42		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	10,108	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	10,550	1.00		1.50		1.49		6
Class CX
Six months ended 06/30/17	8.58	(0.04)	0.14	0.10	—	—	—	8.68	1.17	1,138	1.00	(e)	1.63	(e)	(0.84	)(e)	0
Year ended 12/31/16	8.15	0.16	0.49	0.65	(0.17)	(0.05)	(0.22)	8.58	7.89	1,466	1.00		1.57		1.92		11
Year ended 12/31/15	8.99	0.10	(0.51)	(0.41)	(0.23)	(0.20)	(0.43)	8.15	(4.48)	2,124	1.00		1.44		1.17		12
Year ended 12/31/14	9.20	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	8.99	4.04	2,677	1.00		1.42		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	2,951	1.00		1.41		(0.99)		16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	3,759	1.00		1.50		1.49		6
Class R
Six months ended 06/30/17	8.65	(0.02)	0.15	0.13	—	—	—	8.78	1.50	7,158	0.50	(e)	1.13	(e)	(0.34	)(e)	0
Year ended 12/31/16	8.22	0.20	0.49	0.69	(0.21)	(0.05)	(0.26)	8.65	8.40	7,083	0.50		1.07		2.42		11
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	6,047	0.50		0.94		1.67		12
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	7,564	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	10,375	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	10,942	0.50		1.00		1.99		6
Class RX
Six months ended 06/30/17	8.66	(0.02)	0.14	0.12	—	—	—	8.78	1.39	399	0.50	(e)	1.13	(e)	(0.34	)(e)	0
Year ended 12/31/16	8.22	0.21	0.49	0.70	(0.21)	(0.05)	(0.26)	8.66	8.52	419	0.50		1.07		2.42		11
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	545	0.50		0.94		1.67		12
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	848	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	1,282	0.50		0.91		(0.49)		16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	1,957	0.50		1.00		1.99		6
Class Y
Six months ended 06/30/17	8.68	0.01	0.14	0.15	—	—	—	8.83	1.73	2,780	0.00	(e)	0.63	(e)	0.16	(e)	0
Year ended 12/31/16	8.25	0.25	0.49	0.74	(0.26)	(0.05)	(0.31)	8.68	8.92	3,583	0.00		0.57		2.92		11
Year ended 12/31/15	9.10	0.20	(0.51)	(0.31)	(0.34)	(0.20)	(0.54)	8.25	(3.40)	5,502	0.00		0.44		2.17		12
Year ended 12/31/14	9.31	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.10	5.09	7,416	0.00		0.42		1.90		7
Year ended 12/31/13	9.51	0.00	0.21	0.21	(0.34)	(0.07)	(0.41)	9.31	2.16	8,497	0.00		0.41		0.01		16
Year ended 12/31/12	9.06	0.24	0.66	0.90	(0.35)	(0.10)	(0.45)	9.51	10.00	6,486	0.00		0.50		2.49		6
Class R5
Six months ended 06/30/17	8.73	0.01	0.14	0.15	—	—	—	8.88	1.72	473	0.00	(e)	0.53	(e)	0.16	(e)	0
Year ended 12/31/16	8.29	0.24	0.51	0.75	(0.26)	(0.05)	(0.31)	8.73	9.00	1,194	0.00		0.47		2.92		11
Year ended 12/31/15	9.15	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.29	(3.50)	27,809	0.00		0.34		2.17		12
Year ended 12/31/14	9.36	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.15	5.07	36,230	0.00		0.31		1.90		7
Year ended 12/31/13	9.55	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.36	2.26	32,091	0.00		0.32		0.01		16
Year ended 12/31/12	9.09	0.24	0.67	0.91	(0.35)	(0.10)	(0.45)	9.55	10.08	5,839	0.00		0.42		2.49		6
Class R6
Six months ended 06/30/17	8.74	0.01	0.13	0.14	—	—	—	8.88	1.60	1,992	0.00	(e)	0.45	(e)	0.16	(e)	0
Year ended 12/31/16	8.30	0.26	0.49	0.75	(0.26)	(0.05)	(0.31)	8.74	8.99	1,545	0.00		0.38		2.92		11
Year ended 12/31/15	9.16	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.30	(3.49)	1,303	0.00		0.24		2.17		12
Year ended 12/31/14	9.37	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.16	5.06	1,136	0.00		0.22		1.90		7
Year ended 12/31/13	9.56	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.37	2.25	901	0.00		0.23		0.01		16
Year ended 12/31/12(f)	9.96	0.07	(0.02)	0.05	(0.35)	(0.10)	(0.45)	9.56	0.57	10	0.00	(g)	0.30	(g)	2.49	(g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66%, 0.66%, 0.70%, 0.73%, 0.71% and 0.71% for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $37,853, $7,022, $605, $7,789, $1,376, $7,265, $405, $3,710, $663 and $1,711 Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

33                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$8.14	$(0.01)	$0.18	$0.17	$—	$—	$—	$8.31	2.09%	$40,959	0.25	%(e)	0.87	%(e)	(0.25	)%(e)	1%
Year ended 12/31/16	7.67	0.32	0.61	0.93	(0.40)	(0.06)	(0.46)	8.14	12.09	43,528	0.25		0.81		3.86		11
Year ended 12/31/15	8.79	0.24	(0.69)	(0.45)	(0.40)	(0.27)	(0.67)	7.67	(5.03)	40,600	0.25		0.69		2.74		17
Year ended 12/31/14	9.04	0.24	0.31	0.55	(0.50)	(0.30)	(0.80)	8.79	6.25	49,929	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.28	51,749	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	38,142	0.25		0.76		2.66		3
Class AX
Six months ended 06/30/17	8.14	(0.01)	0.19	0.18	—	—	—	8.32	2.21	4,963	0.25	(e)	0.87	(e)	(0.25	)(e)	1
Year ended 12/31/16	7.69	0.31	0.60	0.91	(0.40)	(0.06)	(0.46)	8.14	11.80	5,545	0.25		0.81		3.86		11
Year ended 12/31/15	8.80	0.24	(0.68)	(0.44)	(0.40)	(0.27)	(0.67)	7.69	(4.90)	5,767	0.25		0.69		2.74		17
Year ended 12/31/14	9.04	0.24	0.32	0.56	(0.50)	(0.30)	(0.80)	8.80	6.36	6,697	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.27	8,353	0.25		0.68		(0.25)		34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	10,273	0.25		0.76		2.66		3
Class B
Six months ended 06/30/17	8.06	(0.04)	0.18	0.14	—	—	—	8.20	1.74	564	1.00	(e)	1.62	(e)	(1.00	)(e)	1
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.32	1,040	1.00		1.56		3.11		11
Year ended 12/31/15	8.70	0.17	(0.68)	(0.51)	(0.33)	(0.27)	(0.60)	7.59	(5.77)	1,502	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.31	0.48	(0.43)	(0.30)	(0.73)	8.70	5.51	2,157	1.00		1.43		1.82		9
Year ended 12/31/13	9.14	(0.09)	0.23	0.14	(0.25)	(0.08)	(0.33)	8.95	1.52	2,759	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.65	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.14	9.70	3,507	1.00		1.51		1.91		3
Class C
Six months ended 06/30/17	8.06	(0.04)	0.18	0.14	—	—	—	8.20	1.74	11,276	1.00	(e)	1.62	(e)	(1.00	)(e)	1
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.33	11,502	1.00		1.56		3.11		11
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	12,119	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	13,330	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	12,050	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	10,976	1.00		1.51		1.91		3
Class CX
Six months ended 06/30/17	8.06	(0.04)	0.18	0.14	—	—	—	8.20	1.74	731	1.00	(e)	1.62	(e)	(1.00	)(e)	1
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.33	801	1.00		1.56		3.11		11
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	1,111	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	1,732	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	1,821	1.00		1.43		(1.00)		34
Year ended 12/31/12	8.64	0.17	0.67	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	2,017	1.00		1.51		1.91		3
Class R
Six months ended 06/30/17	8.10	(0.02)	0.18	0.16	—	—	—	8.26	1.98	8,478	0.50	(e)	1.12	(e)	(0.50	)(e)	1
Year ended 12/31/16	7.63	0.29	0.61	0.90	(0.37)	(0.06)	(0.43)	8.10	11.85	8,693	0.50		1.06		3.61		11
Year ended 12/31/15	8.74	0.22	(0.68)	(0.46)	(0.38)	(0.27)	(0.65)	7.63	(5.21)	9,435	0.50		0.94		2.49		17
Year ended 12/31/14	8.99	0.22	0.31	0.53	(0.48)	(0.30)	(0.78)	8.74	6.02	11,531	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.03	13,007	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.25	12,296	0.50		1.01		2.41		3
Class RX
Six months ended 06/30/17	8.09	(0.02)	0.19	0.17	—	—	—	8.26	2.10	490	0.50	(e)	1.12	(e)	(0.50	)(e)	1
Year ended 12/31/16	7.63	0.29	0.60	0.89	(0.37)	(0.06)	(0.43)	8.09	11.72	480	0.50		1.06		3.61		11
Year ended 12/31/15	8.73	0.22	(0.67)	(0.45)	(0.38)	(0.27)	(0.65)	7.63	(5.09)	1,162	0.50		0.94		2.49		17
Year ended 12/31/14	8.99	0.22	0.30	0.52	(0.48)	(0.30)	(0.78)	8.73	5.89	1,139	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.04	1,119	0.50		0.93		(0.50)		34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.26	1,177	0.50		1.01		2.41		3
Class Y
Six months ended 06/30/17	8.16	0.00	0.18	0.18	—	—	—	8.34	2.21	1,726	0.00	(e)	0.62	(e)	0.00	(e)	1
Year ended 12/31/16	7.69	0.34	0.61	0.95	(0.42)	(0.06)	(0.48)	8.16	12.35	3,374	0.00		0.56		4.11		11
Year ended 12/31/15	8.81	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.69	(4.75)	5,018	0.00		0.44		2.99		17
Year ended 12/31/14	9.06	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.81	6.51	5,730	0.00		0.43		2.82		9
Year ended 12/31/13	9.25	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.06	2.52	5,406	0.00		0.43		0.00		34
Year ended 12/31/12	8.73	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.25	10.88	4,077	0.00		0.51		2.91		3
Class R5
Six months ended 06/30/17	8.18	0.00	0.18	0.18	—	—	—	8.36	2.20	693	0.00	(e)	0.51	(e)	0.00	(e)	1
Year ended 12/31/16	7.71	0.32	0.63	0.95	(0.42)	(0.06)	(0.48)	8.18	12.31	2,953	0.00		0.44		4.11		11
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	28,098	0.00		0.32		2.99		17
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	41,595	0.00		0.30		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	35,104	0.00		0.33		0.00		34
Year ended 12/31/12	8.75	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.27	10.86	18,476	0.00		0.40		2.91		3
Class R6
Six months ended 06/30/17	8.18	0.00	0.18	0.18	—	—	—	8.36	2.20	2,388	0.00	(e)	0.42	(e)	0.00	(e)	1
Year ended 12/31/16	7.71	0.34	0.61	0.95	(0.42)	(0.06)	(0.48)	8.18	12.31	2,109	0.00		0.35		4.11		11
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	1,576	0.00		0.23		2.99		17
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	1,250	0.00		0.21		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	905	0.00		0.24		0.00		34
Year ended 12/31/12(f)	9.65	0.07	(0.02)	0.05	(0.38)	(0.05)	(0.43)	9.27	0.52	10	0.00	(g)	0.32	(g)	2.91	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.83%, 0.83%, 0.88%, 0.89%, 0.87% and 0.85% for six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $42,916, $5,307, $764, $11,547, $762, $8,611, $493, $3,557, $1,288 and $2,337 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

34                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$7.39	$(0.01)	$0.19	$0.18	$—	$—	$—	$7.57	2.44%	$28,926	0.25	%(e)	1.12	%(e)	(0.25	)%(e)	5%
Year ended 12/31/16	6.91	0.38	0.59	0.97	(0.37)	(0.12)	(0.49)	7.39	14.07	30,678	0.25		1.06		5.06		13
Year ended 12/31/15	8.07	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.91	(5.74)	27,131	0.25		0.85		3.32		28
Year ended 12/31/14	8.34	0.31	0.29	0.60	(0.59)	(0.28)	(0.87)	8.07	7.35	35,495	0.26		0.86		3.53		8
Year ended 12/31/13	8.76	(0.02)	0.21	0.19	(0.22)	(0.39)	(0.61)	8.34	2.23	33,816	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.23	0.24	0.62	0.86	(0.33)	—	(0.33)	8.76	10.38	28,426	0.25		1.07		2.69		4
Class AX
Six months ended 06/30/17	7.38	(0.01)	0.19	0.18	—	—	—	7.56	2.44	2,597	0.25	(e)	1.12	(e)	(0.25	)(e)	5
Year ended 12/31/16	6.90	0.38	0.59	0.97	(0.37)	(0.12)	(0.49)	7.38	14.09	2,815	0.25		1.06		5.06		13
Year ended 12/31/15	8.06	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.90	(5.76)	2,851	0.25		0.85		3.32		28
Year ended 12/31/14	8.34	0.31	0.28	0.59	(0.59)	(0.28)	(0.87)	8.06	7.23	3,284	0.26		0.86		3.53		8
Year ended 12/31/13	8.75	(0.02)	0.22	0.20	(0.22)	(0.39)	(0.61)	8.34	2.34	3,493	0.25		0.87		(0.25)		68
Year ended 12/31/12	8.22	0.23	0.63	0.86	(0.33)	—	(0.33)	8.75	10.51	3,999	0.25		1.07		2.69		4
Class B
Six months ended 06/30/17	7.32	(0.04)	0.19	0.15	—	—	—	7.47	2.05	301	1.00	(e)	1.87	(e)	(1.00	)(e)	5
Year ended 12/31/16	6.83	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.32	13.52	401	1.00		1.81		4.31		13
Year ended 12/31/15	7.97	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.83	(6.39)	559	1.00		1.60		2.57		28
Year ended 12/31/14	8.26	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.97	6.38	925	1.01		1.61		2.78		8
Year ended 12/31/13	8.67	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.26	1.54	1,109	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.15	0.17	0.63	0.80	(0.28)	—	(0.28)	8.67	9.79	1,263	1.00		1.82		1.94		4
Class C
Six months ended 06/30/17	7.31	(0.04)	0.19	0.15	—	—	—	7.46	2.05	5,905	1.00	(e)	1.87	(e)	(1.00	)(e)	5
Year ended 12/31/16	6.82	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.31	13.54	5,820	1.00		1.81		4.31		13
Year ended 12/31/15	7.96	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.82	(6.39)	5,382	1.00		1.60		2.57		28
Year ended 12/31/14	8.25	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.96	6.39	6,249	1.01		1.61		2.78		8
Year ended 12/31/13	8.66	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.25	1.54	5,999	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.63	0.80	(0.28)	—	(0.28)	8.66	9.81	6,377	1.00		1.82		1.94		4
Class CX
Six months ended 06/30/17	7.30	(0.04)	0.19	0.15	—	—	—	7.45	2.05	231	1.00	(e)	1.87	(e)	(1.00	)(e)	5
Year ended 12/31/16	6.81	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.30	13.56	291	1.00		1.81		4.31		13
Year ended 12/31/15	7.95	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.81	(6.40)	308	1.00		1.60		2.57		28
Year ended 12/31/14	8.24	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.95	6.39	572	1.01		1.61		2.78		8
Year ended 12/31/13	8.65	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.24	1.54	563	1.00		1.62		(1.00)		68
Year ended 12/31/12	8.14	0.17	0.62	0.79	(0.28)	—	(0.28)	8.65	9.68	590	1.00		1.82		1.94		4
Class R
Six months ended 06/30/17	7.36	(0.02)	0.18	0.16	—	—	—	7.52	2.17	7,016	0.50	(e)	1.37	(e)	(0.50	)(e)	5
Year ended 12/31/16	6.87	0.36	0.60	0.96	(0.35)	(0.12)	(0.47)	7.36	14.00	6,981	0.50		1.31		4.81		13
Year ended 12/31/15	8.02	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.87	(5.93)	6,869	0.50		1.10		3.07		28
Year ended 12/31/14	8.30	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.02	7.00	8,650	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.21	0.17	(0.20)	(0.39)	(0.59)	8.30	1.97	8,644	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.19	0.21	0.63	0.84	(0.31)	—	(0.31)	8.72	10.33	8,197	0.50		1.32		2.44		4
Class RX
Six months ended 06/30/17	7.35	(0.02)	0.19	0.17	—	—	—	7.52	2.31	134	0.50	(e)	1.37	(e)	(0.50	)(e)	5
Year ended 12/31/16	6.88	0.34	0.60	0.94	(0.35)	(0.12)	(0.47)	7.35	13.68	138	0.50		1.31		4.81		13
Year ended 12/31/15	8.03	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.88	(5.91)	599	0.50		1.10		3.07		28
Year ended 12/31/14	8.31	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.03	6.99	683	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.22	0.18	(0.20)	(0.39)	(0.59)	8.31	2.08	614	0.50		1.12		(0.50)		68
Year ended 12/31/12	8.20	0.21	0.62	0.83	(0.31)	—	(0.31)	8.72	10.19	781	0.50		1.32		2.44		4
Class Y
Six months ended 06/30/17	7.41	0.00	0.18	0.18	—	—	—	7.59	2.43	977	0.00	(e)	0.87	(e)	0.00	(e)	5
Year ended 12/31/16	6.92	0.39	0.61	1.00	(0.39)	(0.12)	(0.51)	7.41	14.47	1,528	0.00		0.81		5.31		13
Year ended 12/31/15	8.09	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.92	(5.58)	2,921	0.00		0.60		3.57		28
Year ended 12/31/14	8.36	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.09	7.61	2,338	0.01		0.61		3.78		8
Year ended 12/31/13	8.78	0.00	0.21	0.21	(0.24)	(0.39)	(0.63)	8.36	2.49	2,716	0.00		0.62		0.00		68
Year ended 12/31/12	8.24	0.26	0.63	0.89	(0.35)	—	(0.35)	8.78	10.83	1,967	0.00		0.82		2.94		4
Class R5
Six months ended 06/30/17	7.42	0.00	0.19	0.19	—	—	—	7.61	2.56	376	0.00	(e)	0.70	(e)	0.00	(e)	5
Year ended 12/31/16	6.94	0.37	0.62	0.99	(0.39)	(0.12)	(0.51)	7.42	14.29	739	0.00		0.62		5.31		13
Year ended 12/31/15	8.10	0.29	(0.74)	(0.45)	(0.47)	(0.24)	(0.71)	6.94	(5.44)	23,619	0.00		0.42		3.57		28
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	25,848	0.01		0.44		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	21,149	0.00		0.47		0.00		68
Year ended 12/31/12	8.25	0.26	0.62	0.88	(0.35)	—	(0.35)	8.78	10.69	6,079	0.00		0.65		2.94		4
Class R6
Six months ended 06/30/17	7.42	0.00	0.19	0.19	—	—	—	7.61	2.56	2,437	0.00	(e)	0.61	(e)	0.00	(e)	5
Year ended 12/31/16	6.93	0.40	0.60	1.00	(0.39)	(0.12)	(0.51)	7.42	14.45	2,152	0.00		0.53		5.31		13
Year ended 12/31/15	8.10	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.93	(5.58)	1,484	0.00		0.33		3.57		28
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	1,270	0.01		0.35		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	970	0.00		0.37		0.00		68
Year ended 12/31/12(f)	9.09	0.07	(0.03)	0.04	(0.35)	—	(0.35)	8.78	0.46	10	0.00	(g)	0.53	(g)	2.94	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.98%, 0.99%, 0.99% and 0.98% for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $30,656, $2,758, $359, $6,025, $290, $7,035, $137, $1,525, $470 and $2,384 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

35                         Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$7.19	$(0.01)	$0.20	$0.19	$—	$—	$—	$7.38	2.64%	$17,120	0.25	%(e)	1.49	%(e)	(0.24	)%(e)	7%
Year ended 12/31/16	6.70	0.49	0.57	1.06	(0.55)	(0.02)	(0.57)	7.19	16.00	17,740	0.25		1.57		6.72		34
Year ended 12/31/15	7.98	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.70	(6.45)	13,456	0.25		1.31		3.97		22
Year ended 12/31/14	8.21	0.40	0.27	0.67	(0.63)	(0.27)	(0.90)	7.98	8.30	14,645	0.25		1.24		4.61		8
Year ended 12/31/13	8.68	(0.02)	0.22	0.20	(0.20)	(0.47)	(0.67)	8.21	2.42	13,570	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.63	0.86	(0.35)	(0.03)	(0.38)	8.68	10.47	12,933	0.25		1.57		2.62		4
Class AX
Six months ended 06/30/17	7.19	(0.01)	0.21	0.20	—	—	—	7.39	2.78	1,066	0.25	(e)	1.49	(e)	(0.24	)(e)	7
Year ended 12/31/16	6.71	0.48	0.57	1.05	(0.55)	(0.02)	(0.57)	7.19	15.82	1,231	0.25		1.57		6.72		34
Year ended 12/31/15	7.99	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.71	(6.44)	1,037	0.25		1.31		3.97		22
Year ended 12/31/14	8.21	0.40	0.28	0.68	(0.63)	(0.27)	(0.90)	7.99	8.43	1,192	0.25		1.24		4.61		8
Year ended 12/31/13	8.69	(0.02)	0.21	0.19	(0.20)	(0.47)	(0.67)	8.21	2.30	1,230	0.25		1.31		(0.25)		93
Year ended 12/31/12	8.20	0.23	0.64	0.87	(0.35)	(0.03)	(0.38)	8.69	10.59	1,258	0.25		1.57		2.62		4
Class B
Six months ended 06/30/17	7.08	(0.04)	0.21	0.17	—	—	—	7.25	2.40	195	1.00	(e)	2.24	(e)	(0.99	)(e)	7
Year ended 12/31/16	6.60	0.43	0.57	1.00	(0.50)	(0.02)	(0.52)	7.08	15.26	245	1.00		2.32		5.97		34
Year ended 12/31/15	7.86	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.60	(7.11)	294	1.00		2.06		3.22		22
Year ended 12/31/14	8.10	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.86	7.55	348	1.00		1.99		3.86		8
Year ended 12/31/13	8.57	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.10	1.65	393	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.11	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.57	9.68	473	1.00		2.32		1.86		4
Class C
Six months ended 06/30/17	7.10	(0.04)	0.20	0.16	—	—	—	7.26	2.25	5,259	1.00	(e)	2.24	(e)	(0.99	)(e)	7
Year ended 12/31/16	6.61	0.43	0.58	1.01	(0.50)	(0.02)	(0.52)	7.10	15.38	5,273	1.00		2.32		5.97		34
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.11)	4,283	1.00		2.06		3.22		22
Year ended 12/31/14	8.12	0.33	0.26	0.59	(0.57)	(0.27)	(0.84)	7.87	7.41	4,876	1.00		1.99		3.86		8
Year ended 12/31/13	8.59	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.12	1.65	3,924	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.13	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.59	9.66	3,975	1.00		2.32		1.87		4
Class CX
Six months ended 06/30/17	7.09	(0.04)	0.21	0.17	—	—	—	7.26	2.40	135	1.00	(e)	2.24	(e)	(0.99	)(e)	7
Year ended 12/31/16	6.61	0.43	0.57	1.00	(0.50)	(0.02)	(0.52)	7.09	15.23	142	1.00		2.32		5.97		34
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.10)	141	1.00		2.06		3.22		22
Year ended 12/31/14	8.11	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.87	7.54	152	1.00		1.99		3.86		8
Year ended 12/31/13	8.58	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.11	1.65	134	1.00		2.06		(1.00)		93
Year ended 12/31/12	8.12	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.58	9.67	128	1.00		2.32		1.87		4
Class R
Six months ended 06/30/17	7.15	(0.02)	0.20	0.18	—	—	—	7.33	2.52	3,778	0.50	(e)	1.74	(e)	(0.49	)(e)	7
Year ended 12/31/16	6.66	0.47	0.57	1.04	(0.53)	(0.02)	(0.55)	7.15	15.80	3,578	0.50		1.82		6.47		34
Year ended 12/31/15	7.93	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.66	(6.63)	3,812	0.50		1.56		3.72		22
Year ended 12/31/14	8.17	0.37	0.27	0.64	(0.61)	(0.27)	(0.88)	7.93	7.96	5,548	0.50		1.49		4.36		8
Year ended 12/31/13	8.64	(0.04)	0.22	0.18	(0.18)	(0.47)	(0.65)	8.17	2.18	4,887	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.62	0.83	(0.33)	(0.03)	(0.36)	8.64	10.17	3,846	0.50		1.82		2.37		4
Class RX
Six months ended 06/30/17	7.16	(0.02)	0.20	0.18	—	—	—	7.34	2.51	75	0.50	(e)	1.74	(e)	(0.49	)(e)	7
Year ended 12/31/16	6.67	0.46	0.58	1.04	(0.53)	(0.02)	(0.55)	7.16	15.79	81	0.50		1.82		6.47		34
Year ended 12/31/15	7.94	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.67	(6.63)	163	0.50		1.56		3.72		22
Year ended 12/31/14	8.17	0.37	0.28	0.65	(0.61)	(0.27)	(0.88)	7.94	8.09	214	0.50		1.49		4.36		8
Year ended 12/31/13	8.65	(0.04)	0.21	0.17	(0.18)	(0.47)	(0.65)	8.17	2.06	255	0.50		1.56		(0.50)		93
Year ended 12/31/12	8.17	0.21	0.63	0.84	(0.33)	(0.03)	(0.36)	8.65	10.30	205	0.50		1.82		2.37		4
Class Y
Six months ended 06/30/17	7.20	0.00	0.21	0.21	—	—	—	7.41	2.92	3,940	0.00	(e)	1.24	(e)	0.01	(e)	7
Year ended 12/31/16	6.72	0.51	0.56	1.07	(0.57)	(0.02)	(0.59)	7.20	16.06	3,681	0.00		1.32		6.97		34
Year ended 12/31/15	8.01	0.34	(0.85)	(0.51)	(0.50)	(0.28)	(0.78)	6.72	(6.29)	2,412	0.00		1.06		4.22		22
Year ended 12/31/14	8.22	0.42	0.29	0.71	(0.65)	(0.27)	(0.92)	8.01	8.81	3,381	0.00		0.99		4.86		8
Year ended 12/31/13	8.69	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.22	2.68	1,941	0.00		1.06		0.00		93
Year ended 12/31/12	8.21	0.25	0.63	0.88	(0.37)	(0.03)	(0.40)	8.69	10.68	1,336	0.00		1.32		2.87		4
Class R5
Six months ended 06/30/17	7.21	0.00	0.20	0.20	—	—	—	7.41	2.77	98	0.00	(e)	1.00	(e)	0.01	(e)	7
Year ended 12/31/16	6.72	0.48	0.60	1.08	(0.57)	(0.02)	(0.59)	7.21	16.21	693	0.00		1.02		6.97		34
Year ended 12/31/15	8.00	0.34	(0.84)	(0.50)	(0.50)	(0.28)	(0.78)	6.72	(6.17)	8,058	0.00		0.77		4.22		22
Year ended 12/31/14	8.23	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.00	8.53	18,171	0.00		0.70		4.86		8
Year ended 12/31/13	8.70	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.23	2.68	14,065	0.00		0.81		0.00		93
Year ended 12/31/12	8.21	0.25	0.64	0.89	(0.37)	(0.03)	(0.40)	8.70	10.80	5,747	0.00		1.08		2.87		4
Class R6
Six months ended 06/30/17	7.22	0.00	0.20	0.20	—	—	—	7.42	2.77	1,311	0.00	(e)	0.88	(e)	0.01	(e)	7
Year ended 12/31/16	6.73	0.52	0.56	1.08	(0.57)	(0.02)	(0.59)	7.22	16.18	1,012	0.00		0.95		6.97		34
Year ended 12/31/15	8.01	0.33	(0.83)	(0.50)	(0.50)	(0.28)	(0.78)	6.73	(6.16)	523	0.00		0.69		4.22		22
Year ended 12/31/14	8.24	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.01	8.52	430	0.00		0.61		4.86		8
Year ended 12/31/13	8.71	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.24	2.67	290	0.00		0.72		0.00		93
Year ended 12/31/12(f)	9.06	0.07	(0.02)	0.05	(0.37)	(0.03)	(0.40)	8.71	0.52	10	0.00	(g)	0.99	(g)	2.87	(g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.91%, 0.91%, 1.09%, 1.10%, 1.11% and 1.11% for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,768, $1,174, $222, $5,454, $146, $3,686, $74, $3,919, $256 and $1,178 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

36                         Invesco Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017, through June 30, 2017.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,012.90	$1.25	$1,023.55	$1.25	0.25%
AX	1,000.00	1,012.90	1.25	1,023.55	1.25	0.25
B	1,000.00	1,008.80	4.98	1,019.84	5.01	1.00
C	1,000.00	1,008.80	4.98	1,019.84	5.01	1.00
CX	1,000.00	1,010.10	4.98	1,019.84	5.01	1.00
R	1,000.00	1,011.10	2.49	1,022.32	2.51	0.50
RX	1,000.00	1,012.40	2.49	1,022.32	2.51	0.50
Y	1,000.00	1,015.90	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,014.70	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,014.70	0.00	1,024.79	0.00	0.00

37                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,015.00	$1.25	$1,023.55	$1.25	0.25%
AX	1,000.00	1,015.00	1.25	1,023.55	1.25	0.25
B	1,000.00	1,012.80	4.99	1,019.84	5.01	1.00
C	1,000.00	1,011.60	4.99	1,019.84	5.01	1.00
CX	1,000.00	1,011.70	4.99	1,019.84	5.01	1.00
R	1,000.00	1,015.00	2.50	1,022.32	2.51	0.50
RX	1,000.00	1,013.90	2.50	1,022.32	2.51	0.50
Y	1,000.00	1,017.30	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,017.20	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,016.00	0.00	1,024.80	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,020.90	$1.25	$1,023.55	$1.25	0.25%
AX	1,000.00	1,022.10	1.25	1,023.55	1.25	0.25
B	1,000.00	1,017.40	5.00	1,019.84	5.01	1.00
C	1,000.00	1,017.40	5.00	1,019.84	5.01	1.00
CX	1,000.00	1,017.40	5.00	1,019.84	5.01	1.00
R	1,000.00	1,019.80	2.50	1,022.32	2.51	0.50
RX	1,000.00	1,021.00	2.51	1,022.32	2.51	0.50
Y	1,000.00	1,022.10	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,022.00	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,022.00	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2040 Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,024.40	$1.25	$1,023.55	$1.25	0.25%
AX	1,000.00	1,024.40	1.25	1,023.55	1.25	0.25
B	1,000.00	1,020.50	5.01	1,019.84	5.01	1.00
C	1,000.00	1,020.50	5.01	1,019.84	5.01	1.00
CX	1,000.00	1,020.50	5.01	1,019.84	5.01	1.00
R	1,000.00	1,021.70	2.51	1,022.32	2.51	0.50
RX	1,000.00	1,023.10	2.51	1,022.32	2.51	0.50
Y	1,000.00	1,024.30	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,025.60	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,025.60	0.00	1,024.79	0.00	0.00

38                         Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,026.40	$1.26	$1,023.55	$1.25	0.25%
AX	1,000.00	1,027.80	1.26	1,023.55	1.25	0.25
B	1,000.00	1,024.00	5.02	1,019.84	5.01	1.00
C	1,000.00	1,022.50	5.01	1,019.84	5.01	1.00
CX	1,000.00	1,024.00	5.02	1,019.84	5.01	1.00
R	1,000.00	1,025.20	2.51	1,022.32	2.51	0.50
RX	1,000.00	1,026.60	2.51	1,022.32	2.51	0.50
Y	1,000.00	1,029.20	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,027.70	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,027.70	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2017, through June 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

39                         Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement for each series portfolio of AIM Growth Series (each, a fund). During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and with respect to Invesco Balanced-Risk Retirement Now Fund only, a separate Sub-Advisory Contract with Invesco PowerShares Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of a Fund.

Invesco Balanced-Risk Retirement Now Fund

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Today Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund

40                         Invesco Balanced-Risk Retirement Funds

performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2020 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, comparable to the performance of the Index for the three year period and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund

The Board compared the Fund’s investment performance over multiple time periods ending

December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2050 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge a Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of each Fund through at least April 30, 2018 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of each Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by each Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

Invesco Balanced-Risk Retirement Now Fund

The Board considered that the Fund invests a portion of its assets in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment in the affiliated money market funds is fair and reasonable.

41                         Invesco Balanced-Risk Retirement Funds

Proxy Results

Invesco Balanced-Risk Retirement Now Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Balanced-Risk Retirement Now Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Balanced-Risk Retirement Now Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	1,153,640	23,065	79,458	474,141
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	1,168,765	14,064	73,335	474,140
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	1,151,246	19,677	85,241	474,140

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

42                         Invesco Balanced-Risk Retirement Funds

Proxy Results

Invesco Balanced-Risk Retirement 2020 Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Balanced-Risk Retirement 2020 Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Balanced-Risk Retirement 2020 Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	1,987,652	73,348	131,254	1,095,856
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	2,012,844	51,804	127,607	1,095,855
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	1,981,604	76,466	134,185	1,095,855

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

43                         Invesco Balanced-Risk Retirement Funds

Proxy Results

Invesco Balanced-Risk Retirement 2030 Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Balanced-Risk Retirement 2030 Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Balanced-Risk Retirement 2030 Fund did not receive sufficient shareholder votes to achieve quorum. As a result, Proposals 3 and 4(a) — (b) have failed to pass.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	1,574,201	101,855	245,459	986,294
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	1,618,797	58,384	244,333	986,295
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	1,604,557	121,559	195,398	986,295

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

44                         Invesco Balanced-Risk Retirement Funds

Proxy Results

Invesco Balanced-Risk Retirement 2040 Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Balanced-Risk Retirement 2040 Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Balanced-Risk Retirement 2040 Fund did not receive sufficient shareholder votes to achieve quorum. As a result, Proposals 3 and 4(a) — (b) have failed to pass.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	699,093	75,558	48,082	516,433
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	738,311	41,294	43,128	516,433
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	720,563	56,597	45,573	516,433

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

45                         Invesco Balanced-Risk Retirement Funds

Proxy Results

Invesco Balanced-Risk Retirement 2050 Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Balanced-Risk Retirement 2050 Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Balanced-Risk Retirement 2050 Fund did not receive sufficient shareholder votes to achieve quorum. As a result, Proposals 3 and 4(a) — (b) have failed to pass.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	613,540	17,174	42,606	325,153
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	624,677	5,762	42,882	325,152
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	614,265	17,600	41,456	325,152

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

46                         Invesco Balanced-Risk Retirement Funds

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	IBRR-SAR-1	08152017	1553

Semiannual Report to Shareholders	June 30, 2017

Invesco Allocation Funds

Invesco Conservative Allocation Fund Nasdaq: A: CAAMX ∎ B: CMBAX C: CACMX ∎ R: CMARX ∎ S: CMASX Y: CAAYX ∎ R5: CMAIX ∎ R6: CNSSX

Invesco Growth Allocation Fund Nasdaq: A: AADAX ∎ B: AAEBX C: AADCX ∎ R: AADRX ∎ S: AADSX Y: AADYX ∎ R5: AADIX ∎ R6: AAESX

Invesco Moderate Allocation Fund Nasdaq: A: AMKAX ∎ B: AMKBX C: AMKCX ∎ R: AMKRX ∎ S: AMKSX Y: ABKYX ∎ R5: AMLIX ∎ R6: AMLSX

2 8 9 13 17 25 28 30 32

Fund Performance

Letters to Shareholders

Schedule of Investments

Financial Statements

Notes to Financial Statements

Financial Highlights

Fund Expenses

Approval of Investment Advisory and Sub-Advisory Contracts

Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Conservative Allocation Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.16%
Class B Shares	3.71
Class C Shares	3.71
Class R Shares	4.04
Class S Shares	4.21
Class Y Shares	4.29
Class R5 Shares	4.30
Class R6 Shares*	4.23
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Conservative Allocation Index∎ (Style-Specific Index)	5.38
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	4.47
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: S&P 500 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                        Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (4/29/05)	4.03%
10 Years	2.92
5 Years	3.57
1 Year	0.88

Class B Shares
Inception (4/29/05)	4.00%
10 Years	2.91
5 Years	3.61
1 Year	0.90

Class C Shares
Inception (4/29/05)	3.76%
10 Years	2.76
5 Years	3.95
1 Year	4.89

Class R Shares
Inception (4/29/05)	4.26%
10 Years	3.26
5 Years	4.47
1 Year	6.49

Class S Shares
10 Years	3.57%
5 Years	4.83
1 Year	6.74

Class Y Shares
10 Years	3.71%
5 Years	5.01
1 Year	7.01

Class R5 Shares
Inception (4/29/05)	4.80%
10 Years	3.80
5 Years	5.05
1 Year	7.04

Class R6 Shares
10 Years	3.52%
5 Years	4.76
1 Year	6.81

Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.05%, 1.80%, 1.80%, 1.30%, 0.95%, 0.80%, 0.75% and 0.70%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.55% for Invesco Conservative Allocation Fund.

3                        Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Growth Allocation Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.30%
Class B Shares	6.94
Class C Shares	6.93
Class R Shares	7.17
Class S Shares	7.38
Class Y Shares	7.38
Class R5 Shares	7.48
Class R6 Shares*	7.35
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Growth Allocation Index∎ (Style-Specific Index)	9.48
Lipper Mixed-Asset Target Allocation Growth Funds Index◆ (Peer Group Index)	8.38
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 5 for more information.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: S&P 500 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

4                        Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (4/30/04)	5.34%
10 Years	2.35
5 Years	6.54
1 Year	6.84

Class B Shares
Inception (4/30/04)	5.33%
10 Years	2.30
5 Years	6.60
1 Year	7.19

Class C Shares
Inception (4/30/04)	5.01%
10 Years	2.15
5 Years	6.92
1 Year	11.18

Class R Shares
Inception (4/30/04)	5.54%
10 Years	2.67
5 Years	7.48
1 Year	12.82

Class S Shares
10 Years	3.00%
5 Years	7.84
1 Year	13.19

Class Y Shares
10 Years	3.14%
5 Years	7.99
1 Year	13.28

Class R5 Shares
Inception (4/30/04)	6.15%
10 Years	3.27
5 Years	8.13
1 Year	13.41

Class R6 Shares
10 Years	2.93%
5 Years	7.76
1 Year	13.13

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.15%, 1.90%, 1.90%, 1.40%, 1.05%, 0.90%, 0.77% and 0.72%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.61% for Invesco Growth Allocation Fund.

5                        Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.97%
Class B Shares	5.61
Class C Shares	5.62
Class R Shares	5.85
Class S Shares	5.94
Class Y Shares	6.10
Class R5 Shares	6.12
Class R6 Shares*	5.97
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Moderate Allocation Index∎ (Style-Specific Index)	7.60
Lipper Mixed-Asset Target Allocation Moderate Funds Index◆ (Peer Group Index)	6.62
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 7 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: S&P 500 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

6                        Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (4/30/04)	5.00%
10 Years	3.03
5 Years	5.11
1 Year	4.19

Class B Shares
Inception (4/30/04)	4.99%
10 Years	3.00
5 Years	5.20
1 Year	4.39

Class C Shares
Inception (4/30/04)	4.68%
10 Years	2.84
5 Years	5.52
1 Year	8.40

Class R Shares
Inception (4/30/04)	5.20%
10 Years	3.36
5 Years	6.03
1 Year	9.90

Class S Shares
10 Years	3.68%
5 Years	6.40
1 Year	10.28

Class Y Shares
10 Years	3.84%
5 Years	6.57
1 Year	10.51

Class R5 Shares
Inception (4/30/04)	5.73%
10 Years	3.88
5 Years	6.56
1 Year	10.55

Class R6 Shares
10 Years	3.62%
5 Years	6.31
1 Year	10.25

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.06%, 1.81%, 1.81%, 1.31%, 0.96%, 0.81%, 0.75% and 0.69%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees of the underlying funds in which the Fund invests of 0.58% for Invesco Moderate Allocation Fund.

7                        Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

8                             Invesco Allocation Funds

Schedule of Investments

June 30, 2017

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.19%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Alternative Funds–2.49%
Invesco Global Targeted Return Fund–Class R6	2.49%	$—	$8,118,821	$(55,857)	$32,222	$662	$—	805,557	$8,095,848

Asset Allocation Funds–2.45%
Invesco Balanced-Risk Allocation Fund–Class R6	2.45%	15,001,805	—	(7,407,847)	469,500	(95,247)	—	733,046	7,968,211

Domestic Equity Funds–25.83%
Invesco All Cap Market Neutral Fund–Class R6(b)	1.92%	8,224,865	—	(1,426,309)	(498,633)	(60,660)	—	639,269	6,239,263
Invesco American Franchise Fund– Class R6(b)	2.47%	8,282,796	—	(1,657,272)	1,021,789	366,635	—	406,387	8,013,948
Invesco Diversified Dividend Fund–Class R6	7.48%	23,053,184	2,015,275	(1,306,213)	374,520	183,912	218,131	1,230,181	24,320,678
Invesco Endeavor Fund–Class R6(b)	0.00%	6,663,596	413,865	(6,944,349)	(2,104,635)	2,385,387	—	—	—
Invesco Equally-Weighted S&P 500 Fund–Class R6	5.73%	19,617,100	—	(2,481,028)	985,105	519,951	—	328,246	18,641,128
Invesco Growth and Income Fund–Class R6	4.76%	13,080,947	3,010,474	(1,154,379)	423,452	115,045	118,258	564,389	15,475,539
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	3.47%	8,249,200	3,115,169	(1,593,556)	1,176,767	343,604	35,539	283,058	11,291,184
Total Domestic Equity Funds		87,171,688	8,554,783	(16,563,106)	1,378,365	3,853,874	371,928		83,981,740

Fixed-Income Funds–60.01%
Invesco Core Plus Bond Fund–Class R6	18.02%	60,417,386	940,211	(4,025,816)	1,213,191	50,057	940,189	5,365,845	58,595,029
Invesco Emerging Market Flexible Bond Fund–Class R6	5.01%	16,517,772	430,524	(912,642)	634,243	(391,718)	430,524	2,466,391	16,278,179
Invesco Floating Rate Fund–Class R6	5.51%	16,826,734	1,867,000	(730,994)	(28,156)	(21,328)	352,975	2,372,617	17,913,256
Invesco High Yield Fund–Class R6	6.02%	19,991,301	531,320	(1,188,017)	242,517	(2,347)	531,317	4,671,784	19,574,774
Invesco Quality Income Fund–Class R5	9.28%	26,753,437	4,624,398	(1,079,257)	(127,248)	(22,546)	506,543	2,493,696	30,148,784
Invesco Short Duration Inflation Protected Fund–Class R6	4.71%	16,795,126	81,857	(1,505,586)	(70,437)	17,986	81,857	1,460,338	15,318,946
Invesco Short Term Bond Fund–Class R6	3.51%	13,429,268	105,155	(2,206,150)	54,214	35,475	105,156	1,319,995	11,417,962
PowerShares 1-30 Laddered Treasury Portfolio–ETF	5.45%	20,048,513	—	(2,807,262)	470,941	14,189	197,144	542,257	17,726,381
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio–ETF	2.50%	9,972,513	—	(1,929,325)	69,262	11,250	83,319	324,948	8,123,700
Total Fixed-Income Funds		200,752,050	8,580,465	(16,385,049)	2,458,527	(308,982)	3,229,024		195,097,011

Foreign Equity Funds–5.96%
Invesco International Growth Fund–Class R6	2.98%	10,106,201	—	(1,751,335)	935,309	399,605	—	275,434	9,689,780
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	2.98%	9,989,239	—	(1,343,541)	989,487	66,234	150,466	232,425	9,701,419
Total Foreign Equity Funds		20,095,440	—	(3,094,876)	1,924,796	465,839	150,466		19,391,199

Real Estate Funds–3.00%
Invesco Global Real Estate Income Fund–Class R6	3.00%	10,157,821	132,072	(862,907)	308,187	23,227	132,071	1,090,324	9,758,400

Money Market Funds–0.45%
Government & Agency Portfolio–Institutional Class, 0.89%(d)	0.27%	548,298	14,743,110	(14,420,101)	—	—	2,155	871,307	871,307
Treasury Portfolio–Institutional Class, 0.85%(d)	0.18%	365,532	9,828,741	(9,613,401)	—	—	1,329	580,872	580,872
Total Money Market Funds		913,830	24,571,851	(24,033,502)	—	—	3,484		1,452,179
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $294,189,140)	100.19%	$334,092,634	$49,957,992	$(68,403,144)	$6,571,597	$3,939,373 (c)	$3,886,973		$325,744,588
OTHER ASSETS LESS LIABILITIES	(0.19)%								(624,538)
NET ASSETS	100.00%								$325,120,050

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $413,864 of capital gains distributions from affiliated underlying fund for Invesco Endeavor Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2017

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.13%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain		Dividend Income	Shares 06/30/17	Value 06/30/17
Asset Allocation Funds–4.44%
Invesco Balanced-Risk Allocation Fund–Class R6	4.44%	$46,285,029	$322,649	$(1,926,423)	$846,431	$162,063		$—	4,203,289	$45,689,749

Domestic Equity Funds–57.74%
Invesco All Cap Market Neutral Fund–Class R6(b)	3.96%	40,669,361	4,462,688	(1,282,293)	(3,137,224)	16,906		—	4,173,098	40,729,438
Invesco American Franchise Fund–Class R6(b)	5.64%	60,437,305	—	(12,680,250)	1,546,230	8,738,320		—	2,943,286	58,041,605
Invesco Comstock Fund–Class R6	8.10%	60,426,150	23,450,466	(2,316,588)	442,282	1,351,160		746,539	3,437,256	83,353,470
Invesco Diversified Dividend Fund–Class R6	11.42%	116,888,431	2,078,229	(4,275,065)	1,011,212	1,864,157		1,088,088	5,946,736	117,566,964
Invesco Endeavor Fund–Class R6	0.00%	25,508,878	1,644,789	(26,586,390)	(7,161,627)	8,239,139		—	—	—
Invesco Equally-Weighted S&P 500 Fund–Class R6	10.01%	101,078,445	—	(5,920,610)	6,673,807	1,242,006		—	1,814,996	103,073,648
Invesco Long/Short Equity Fund–Class R6(b)	3.04%	30,291,114	2,605,528	(845,672)	(825,974)	85,042		—	2,732,115	31,310,038
Invesco Small Cap Equity Fund–Class R6(b)	2.25%	30,304,804	—	(8,601,388)	(1,630,921)	3,100,707		—	1,413,000	23,173,202
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	6.87%	60,284,846	9,507,722	(10,028,303)	7,260,999	3,720,170		230,138	1,773,513	70,745,434
PowerShares S&P Midcap Low Volatility Portfolio–ETF	3.97%	30,642,357	10,056,332	(1,973,617)	1,714,846	419,121		138,951	944,281	40,859,039
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	2.48%	30,592,603	1,212,502	(6,427,798)	(1,424,761)	1,609,986		177,424	585,966	25,562,532
Total Domestic Equity Funds		587,124,294	55,018,256	(80,937,974)	4,468,869	30,386,714		2,381,140		594,415,370

Fixed-Income Funds–12.96%
Invesco Core Plus Bond Fund–Class R6	5.25%	41,164,816	13,846,637	(1,970,192)	914,070	63,825		724,214	4,946,809	54,019,156
Invesco Emerging Markets Flexible Bond Fund–Class R6	1.00%	20,053,776	298,427	(10,527,330)	(208,393)	692,707		298,427	1,561,998	10,309,187
Invesco Quality Income Fund–Class R6	2.50%	25,822,828	471,450	(465,679)	(131,176)	4,256		471,449	2,125,863	25,701,679
Invesco Short Term Bond Fund–Class R6	1.75%	20,000,088	162,245	(2,233,699)	98,693	38,881		162,764	2,088,579	18,066,208
PowerShares 1-30 Laddered Treasury Portfolio–ETF	2.46%	25,716,552	—	(992,557)	571,918	73,488		263,694	776,060	25,369,401
Total Fixed-Income Funds		132,758,060	14,778,759	(16,189,457)	1,245,112	873,157		1,920,548		133,465,631

Foreign Equity Funds–21.98%
Invesco Developing Markets Fund–Class R6	2.26%	25,765,439	—	(6,226,834)	3,005,475	734,844		—	693,651	23,278,924
Invesco International Companies Fund–Class R6	4.75%	30,533,372	17,191,012	(4,882,010)	5,213,056	832,107		—	4,053,693	48,887,537
Invesco International Growth Fund–Class R6	6.75%	82,200,510	—	(23,417,867)	1,216,548	9,472,120		—	1,974,739	69,471,311
Invesco Low Volatility Emerging Markets Fund–Class R6	2.01%	25,635,894	—	(8,908,156)	2,153,783	1,770,022		—	2,264,424	20,651,543
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	6.21%	61,204,472	1,866,411	(5,776,876)	6,197,439	455,361		988,673	1,532,027	63,946,807
Total Foreign Equity Funds		225,339,687	19,057,423	(49,211,743)	17,786,301	13,264,454		988,673		226,236,122

Real Estate Funds–2.49%
Invesco Global Real Estate Income Fund–Class R6	2.49%	25,829,609	346,648	(1,414,732)	792,494	60,542		346,648	2,861,962	25,614,561

Money Market Funds–0.52%
Government & Agency Portfolio–Institutional Class, 0.89%(d)	0.31%	3,574,943	50,215,923	(50,587,258)	—	—		6,339	3,203,608	3,203,608
Treasury Portfolio–Institutional Class, 0.85%(d)	0.21%	2,383,295	33,477,282	(33,724,838)	—	—		3,890	2,135,739	2,135,739
Total Money Market Funds		5,958,238	83,693,205	(84,312,096)	—	—		10,229		5,339,347
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $847,513,600)	100.13%	$1,023,294,917	$173,216,940	$(233,992,425)	$25,139,207	$44,746,930	(c)	$5,647,238		$1,030,760,780
OTHER ASSETS LESS LIABILITIES	(0.13)%									(1,322,781)
NET ASSETS	100.00%									$1,029,437,999

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $1,644,789 of capital gains distributions from affiliated underlying fund for Invesco Endeavor Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2017

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.14%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Asset Allocation Funds–4.45%
Invesco Balanced-Risk Allocation Fund–Class R6	4.45%	$35,217,249	$—	$(1,879,300)	$611,520	$157,981	$—	3,137,760	$34,107,450

Domestic Equity Funds–43.68%
Invesco All Cap Market Neutral Fund– Class R6 (b)	2.89%	23,282,312	932,573	(326,765)	(1,742,899)	(2,523)	—	2,268,719	22,142,698
Invesco American Franchise Fund–Class R6 (b)	4.19%	34,649,626	—	(8,391,584)	3,748,249	2,069,136	—	1,626,543	32,075,427
Invesco Comstock Fund–Class R6	6.52%	34,643,233	16,448,052	(2,204,744)	839,867	232,834	438,631	2,060,175	49,959,242
Invesco Diversified Dividend Fund–Class R6	9.95%	73,812,420	3,521,539	(2,867,310)	1,280,913	515,969	692,097	3,857,538	76,263,531
Invesco Endeavor Fund–Class R6 (b)	0.00%	15,596,298	981,267	(16,251,947)	(4,475,496)	5,131,145	—	—	—
Invesco Equally-Weighted S&P 500 Fund–Class R6	7.98%	61,813,136	—	(5,431,609)	3,769,781	1,027,802	—	1,077,287	61,179,110
Invesco Long/Short Equity Fund–Class R6 (b)	1.97%	15,493,345	536,105	(564,726)	(442,209)	74,469	—	1,317,363	15,096,984
Invesco Small Cap Equity Fund–Class R6 (b)	2.00%	15,443,734	—	(903,286)	455,495	316,766	—	933,702	15,312,709
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	5.94%	34,487,290	10,078,106	(5,370,303)	5,252,689	1,113,698	143,477	1,142,178	45,561,480
PowerShares S&P Midcap Low Volatility Portfolio–ETF	2.24%	15,599,641	1,806,702	(1,252,490)	765,583	258,797	58,220	397,001	17,178,233
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	0.00%	15,590,385	—	(15,660,840)	(3,873,719)	3,944,174	14,398	—	—
Total Domestic Equity Funds		340,411,420	34,304,344	(59,225,604)	5,578,254	14,682,267	1,346,823		334,769,414

Fixed-Income Funds–34.01%
Invesco Core Plus Bond Fund–Class R6	10.26%	77,527,403	3,574,375	(4,112,344)	1,680,827	(12,488)	1,241,555	7,203,093	78,657,773
Invesco Emerging Market Flexible Bond Fund–Class R6	3.02%	23,222,233	696,534	(1,072,910)	683,196	(427,770)	696,534	3,500,194	23,101,283
Invesco Floating Rate Fund–Class R6	2.27%	15,677,520	2,331,615	(580,616)	(43,098)	(7,140)	335,752	2,301,759	17,378,281
Invesco High Yield Fund–Class R6	3.01%	27,455,082	696,084	(5,401,966)	242,751	95,538	696,083	5,510,141	23,087,489
Invesco Quality Income Fund–Class R5	6.01%	38,813,498	8,766,690	(1,307,510)	(216,132)	(10,445)	756,218	3,808,610	46,046,101
Invesco Short Duration Inflation Protected Fund–Class R6	2.49%	19,269,168	99,106	(221,880)	(74,340)	2,869	99,106	1,818,391	19,074,923
Invesco Short Term Bond Fund–Class R6	2.01%	23,124,642	172,074	(8,049,952)	13,523	138,692	172,076	1,780,229	15,398,979
PowerShares 1-30 Laddered Treasury Portfolio–ETF	4.94%	37,966,350	744,619	(1,802,726)	985,907	(18,078)	396,532	1,158,644	37,876,072
Total Fixed-Income Funds		263,055,896	17,081,097	(22,549,904)	3,272,634	(238,822)	4,393,856		260,620,901

Foreign Equity Funds–14.94%
Invesco Developing Markets Fund–Class R6	1.51%	11,872,747	—	(2,037,108)	1,647,426	84,171	—	344,673	11,567,236
Invesco International Companies Fund–Class R6	2.97%	15,446,921	7,450,911	(3,087,635)	2,527,637	455,544	—	1,889,998	22,793,378
Invesco International Growth Fund–Class R6	4.47%	39,272,319	—	(10,091,103)	2,437,394	2,667,130	—	974,581	34,285,740
Invesco Low Volatility Emerging Markets Fund–Class R6	1.25%	11,754,123	—	(3,946,018)	1,152,999	636,301	—	1,052,347	9,597,405
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	4.74%	38,564,864	—	(6,356,795)	3,716,366	367,326	564,817	869,472	36,291,761
Total Foreign Equity Funds		116,910,974	7,450,911	(25,518,659)	11,481,822	4,210,472	564,817		114,535,520

Real Estate Funds–2.49%
Invesco Global Real Estate Income Fund–Class R6	2.49%	19,742,878	259,016	(1,541,948)	597,730	49,832	259,016	2,134,917	19,107,508

Money Market Funds–0.57%
Government & Agency Portfolio–Institutional Class, 0.89%(d)	0.34%	2,673,608	45,735,473	(45,800,348)	—	—	4,926	2,608,733	2,608,733
Treasury Portfolio–Institutional Class, 0.85%(d)	0.23%	1,782,406	30,490,315	(30,533,565)	—	—	3,041	1,739,156	1,739,156
Total Money Market Funds		4,456,014	76,225,788	(76,333,913)	—	—	7,967		4,347,889
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $649,089,670)	100.14%	$779,794,431	$135,321,156	$(187,049,328)	$21,541,960	$18,861,730 (c)	$6,572,479		$767,488,682
OTHER ASSETS LESS LIABILITIES	(0.14)%								(1,038,805)
NET ASSETS	100.00%								$766,449,877

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $981,267 of capital gains distributions from affiliated underlying fund for Invesco Endeavor Fund.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Allocation Funds

Portfolio Composition

June 30, 2017

(Unaudited)

Invesco Conservative Allocation Fund

Asset Allocation	% of Total Investments As of 06/30/17*
Fixed Income	60.1%
U.S. Equities	24.0
Alternatives	9.9
International Equities	6.0

*	Excluding money market funds.

Invesco Growth Allocation Fund

Asset Allocation	% of Total Investments As of 06/30/17*
U.S. Equities	54.0%
International Equities	22.1
Fixed Income	13.0
Alternatives	10.9

*	Excluding money market funds.

Invesco Moderate Allocation Fund

Asset Allocation	% of Total Investments As of 06/30/17*
U.S. Equities	41.0%
Fixed Income	34.1
International Equities	15.0
Alternatives	9.9

*	Excluding money market funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Assets:
Investments in affiliated underlying funds, at value	$325,744,588	$1,030,760,780	$767,488,682
Receivable for:
Fund shares sold	227,535	620,469	469,841
Dividends from affiliated underlying funds	556	2,020	1,205
Investment for trustee deferred compensation and retirement plans	90,941	206,111	146,193
Other assets	72,745	74,606	71,347
Total assets	326,136,365	1,031,663,986	768,177,268

Liabilities:
Payable for:
Fund shares reacquired	558,242	1,166,039	997,761
Accrued fees to affiliates	218,299	727,981	451,854
Accrued trustees’ and officer’s fees and benefits	6,153	6,376	6,739
Accrued operating expenses	133,182	98,292	108,297
Trustee deferred compensation and retirement plans	100,439	227,299	162,740
Total liabilities	1,016,315	2,225,987	1,727,391
Net assets applicable to shares outstanding	$325,120,050	$1,029,437,999	$766,449,877

Net assets consist of:
Shares of beneficial interest	$298,734,346	$918,902,378	$650,406,725
Undistributed net investment income	1,892,600	6,438,740	1,801,776
Undistributed net realized gain (loss)	(7,062,344)	(79,150,299)	(4,157,636)
Net unrealized appreciation	31,555,448	183,247,180	118,399,012
	$325,120,050	$1,029,437,999	$766,449,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2017

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Net Assets:
Class A	$234,775,460	$810,163,226	$573,873,329
Class B	$4,510,792	$21,258,192	$11,532,004
Class C	$69,480,238	$141,811,637	$129,625,444
Class R	$8,583,799	$22,817,833	$15,272,117
Class S	$2,132,834	$24,591,590	$28,644,694
Class Y	$5,615,870	$8,771,956	$7,477,656
Class R5	$10,945	$13,285	$14,461
Class R6	$10,112	$10,280	$10,172

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	20,448,924	53,478,068	43,505,596
Class B	397,691	1,421,866	880,465
Class C	6,113,843	9,478,434	9,902,750
Class R	750,471	1,511,540	1,160,293
Class S	185,543	1,624,185	2,172,506
Class Y	489,662	579,590	566,165
Class R5	949	872	1,091
Class R6	877	675	768
Class A:
Net asset value per share	$11.48	$15.15	$13.19
Maximum offering price per share (Net asset value of ÷ 94.50%)	$12.15	$16.03	$13.96
Class B:
Net asset value and offering price per share	$11.34	$14.95	$13.10
Class C:
Net asset value and offering price per share	$11.36	$14.96	$13.09
Class R:
Net asset value and offering price per share	$11.44	$15.10	$13.16
Class S:
Net asset value and offering price per share	$11.50	$15.14	$13.19
Class Y:
Net asset value and offering price per share	$11.47	$15.13	$13.21
Class R5:
Net asset value and offering price per share	$11.53	$15.24	$13.25
Class R6:
Net asset value and offering price per share	$11.53	$15.23	$13.24
Cost of Investments in affiliated underlying funds	$294,189,140	$847,513,600	$649,089,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Investment income:
Dividends from affiliated underlying funds	$3,886,973	$5,647,238	$6,572,479

Expenses:
Administrative services fees	53,664	133,918	104,686
Custodian fees	2,575	2,412	3,741
Distribution fees:
Class A	295,119	1,000,225	720,499
Class B	28,797	134,700	73,110
Class C	345,218	717,459	646,413
Class R	21,527	56,155	39,674
Class S	1,603	17,982	21,047
Transfer agent fees — A, B, C, R, S and Y	256,028	1,119,608	618,853
Transfer agent fees — R5	7	6	7
Transfer agent fees — R6	2	2	2
Trustees’ and officers’ fees and benefits	14,158	17,186	16,183
Registration and filing fees	50,107	56,665	55,868
Reports to shareholders	137,592	158,607	119,901
Professional services fees	15,162	13,872	17,281
Other	6,465	7,862	10,539
Total expenses	1,228,024	3,436,659	2,447,804
Less: Expense offset arrangement(s)	(2,879)	(12,191)	(7,091)
Net expenses	1,225,145	3,424,468	2,440,713
Net investment income	2,661,828	2,222,770	4,131,766

Realized and unrealized gain from:
Net realized gain from:
Net realized gain on sales of affiliated underlying fund shares	3,525,509	43,102,141	17,880,463
Net realized gain from distributions of affiliated underlying fund shares	413,864	1,644,789	981,267
	3,939,373	44,746,930	18,861,730
Change in net unrealized appreciation of affiliated underlying fund shares	6,571,597	25,139,207	21,541,960
Net gain from affiliated underlying funds	10,510,970	69,886,137	40,403,690
Net increase in net assets resulting from operations	$13,172,798	$72,108,907	$44,535,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	Invesco Conservative Allocation Fund		Invesco Growth Allocation Fund		Invesco Moderate Allocation Fund
	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Operations:
Net investment income	$2,661,828	$6,820,916	$2,222,770	$11,001,450	$4,131,766	$12,134,085
Net realized gain (loss)	3,939,373	(1,699,271)	44,746,930	(2,331,712)	18,861,730	(5,322,188)
Change in net unrealized appreciation	6,571,597	16,639,652	25,139,207	78,396,587	21,541,960	54,706,543
Net increase in net assets resulting from operations	13,172,798	21,761,297	72,108,907	87,066,325	44,535,456	61,518,440

Distributions to shareholders from net investment income:
Class A	(2,311,168)	(4,985,465)	—	(8,850,706)	(5,705,794)	(10,829,903)
Class B	(32,834)	(107,981)	—	(111,549)	(84,626)	(231,080)
Class C	(417,647)	(927,697)	—	(483,592)	(793,219)	(1,464,238)
Class R	(72,316)	(185,141)	—	(191,262)	(133,138)	(268,686)
Class S	(22,119)	(46,163)	—	(284,212)	(294,949)	(528,350)
Class Y	(60,450)	(106,582)	—	(89,859)	(74,018)	(105,862)
Class R5	(147)	(329)	—	(185)	(165)	(292)
Class R6	(57)	—	—	—	(58)	—
Total distributions from net investment income	(2,916,738)	(6,359,358)	—	(10,011,365)	(7,085,967)	(13,428,411)

Distributions to shareholders from net realized gains:
Class A	—	(1,084,344)	—	—	—	—
Class B	—	(31,471)	—	—	—	—
Class C	—	(322,347)	—	—	—	—
Class R	—	(42,835)	—	—	—	—
Class S	—	(9,687)	—	—	—	—
Class Y	—	(21,489)	—	—	—	—
Class R5	—	(64)	—	—	—	—
Total distributions from net realized gains	—	(1,512,237)	—	—	—	—

Share transactions–net:
Class A	(12,256,223)	(16,779,366)	(39,944,111)	(53,511,520)	(35,026,653)	(62,092,336)
Class B	(2,373,526)	(4,601,745)	(12,337,324)	(25,865,182)	(6,760,979)	(14,325,982)
Class C	(3,587,762)	(5,662,676)	(11,950,317)	(16,060,403)	(6,877,336)	(19,947,206)
Class R	(1,228,652)	(1,353,553)	(1,136,873)	(3,663,622)	(2,803,295)	(1,561,838)
Class S	(96,038)	(151,042)	(456,664)	(1,616,593)	(143,876)	(1,311,199)
Class Y	699,047	93,102	1,432,120	763,803	1,585,180	540,723
Class R5	(3,875)	595	—	—	—	—
Class R6	10,000	—	10,000	—	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(18,837,029)	(28,454,685)	(64,383,169)	(99,953,517)	(50,016,959)	(98,697,838)
Net increase (decrease) in net assets	(8,580,969)	(14,564,983)	7,725,738	(22,898,557)	(12,567,470)	(50,607,809)

Net assets:
Beginning of period	333,701,019	348,266,002	1,021,712,261	1,044,610,818	779,017,347	829,625,156
End of period*	$325,120,050	$333,701,019	$1,029,437,999	$1,021,712,261	$766,449,877	$779,017,347
* Includes accumulated undistributed net investment income	$1,892,600	$2,147,510	$6,438,740	$4,215,970	$1,801,776	$4,755,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Allocation Funds

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The investment objectives of the Funds are: total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund, long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

17                         Invesco Allocation Funds

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Funds allocate income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Invesco Conservative Allocation Fund and Invesco Moderate Allocation Fund generally declare and pay dividends from net investment income, if any, quarterly. Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund

18                         Invesco Allocation Funds

monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through June 30, 2018, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class B	Class C	Class R	Class S	Class Y	Class R5	Class R6
Invesco Conservative Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%	1.25%
Invesco Growth Allocation Fund	2.00%	2.75%	2.75%	2.25%	1.90%	1.75%	1.75%	1.75%
Invesco Moderate Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%	1.25%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class B, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C
Invesco Conservative Allocation Fund	$25,560	$533	$40	$2,148
Invesco Growth Allocation Fund	104,549	1,015	1	4,863
Invesco Moderate Allocation Fund	58,597	1,655	0	3,455

19                         Invesco Allocation Funds

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Conservative Allocation Fund	$2,879
Invesco Growth Allocation Fund	12,191
Invesco Moderate Allocation Fund	7,091

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

20                         Invesco Allocation Funds

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2016 which expires as follows:

	Invesco Conservative Allocation Fund			Invesco Growth Allocation Fund			Invesco Moderate Allocation Fund
Expiration*	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total
December 31, 2017	$—	$—	$—	$68,133,243	$—	$68,133,243	$—	$—	$—
December 31, 2018	605,392	—	605,392	36,295,095	—	36,295,095	2,363,085	—	2,363,085
Not Subject to Expiration	272,110	3,006,265	3,278,375	—	14,789,004	14,789,004	—	10,624,913	10,624,913

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2017*		At June 30, 2017
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Conservative Allocation Fund	$25,386,141	$44,369,642	$301,307,090	$27,352,317	$(2,914,819)	$24,437,498
Invesco Growth Allocation Fund	89,523,735	149,680,329	852,193,487	182,181,582	(3,614,289)	178,567,293
Invesco Moderate Allocation Fund	59,095,368	110,715,415	659,121,038	115,684,624	(7,316,980)	108,367,644

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

21                         Invesco Allocation Funds

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	1,194,743	$13,608,785	2,982,770	$32,646,884
Class B	4,590	51,464	34,767	372,008
Class C	701,097	7,913,270	1,345,953	14,547,988
Class R	102,189	1,156,559	229,698	2,488,146
Class S	1,581	17,983	4,040	44,186
Class Y	165,583	1,885,536	169,667	1,870,979
Class R5	22	250	48	515
Class R6(b)	877	10,000	—	—

Issued as reinvestment of dividends:
Class A	192,974	2,199,859	519,024	5,724,631
Class B	2,810	31,627	12,213	132,968
Class C	35,776	403,928	109,035	1,191,282
Class R	5,957	67,620	19,544	214,926
Class S	1,937	22,119	5,058	55,850
Class Y	4,728	53,867	9,707	106,969
Class R5	2	23	9	100

Automatic conversion of Class B shares to Class A shares:
Class A	148,527	1,694,146	288,887	3,150,066
Class B	(150,444)	(1,694,146)	(292,563)	(3,150,066)

Reacquired:
Class A	(2,614,732)	(29,759,013)	(5,308,660)	(58,300,947)
Class B	(67,835)	(762,471)	(181,524)	(1,956,655)
Class C	(1,058,703)	(11,904,960)	(1,971,949)	(21,401,946)
Class R	(217,378)	(2,452,831)	(369,845)	(4,056,625)
Class S	(11,983)	(136,140)	(22,953)	(251,078)
Class Y	(109,302)	(1,240,356)	(171,683)	(1,884,846)
Class R5	(363)	(4,148)	(2)	(20)
Net increase (decrease) in share activity	(1,667,347)	$(18,837,029)	(2,588,759)	$(28,454,685)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date April 4, 2017.

22                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,408,173	$35,563,427	4,899,029	$65,695,541
Class B	12,724	183,705	45,474	604,129
Class C	681,063	9,940,383	1,431,219	18,972,651
Class R	137,125	2,021,859	318,704	4,249,338
Class S	28,337	417,470	62,833	838,636
Class Y	240,893	3,572,973	216,691	2,956,796
Class R6(b)	675	10,000	—	—

Issued as reinvestment of dividends:
Class A	—	—	610,183	8,627,989
Class B	—	—	7,871	110,273
Class C	—	—	33,693	472,383
Class R	—	—	13,564	191,258
Class S	—	—	20,128	284,212
Class Y	—	—	5,842	82,370

Automatic conversion of Class B shares to Class A shares:
Class A	686,632	10,178,946	1,430,461	19,238,490
Class B	(694,485)	(10,178,946)	(1,449,150)	(19,238,490)

Reacquired:
Class A	(5,812,429)	(85,686,484)	(10,905,547)	(147,073,540)
Class B	(161,170)	(2,342,083)	(554,420)	(7,341,094)
Class C	(1,497,371)	(21,890,700)	(2,662,828)	(35,505,437)
Class R	(214,850)	(3,158,732)	(609,913)	(8,104,218)
Class S	(59,321)	(874,134)	(204,477)	(2,739,441)
Class Y	(145,141)	(2,140,853)	(171,785)	(2,275,363)
Net increase (decrease) in share activity	(4,389,145)	$(64,383,169)	(7,462,428)	$(99,953,517)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date April 4, 2017.

23                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,080,920	$27,030,440	4,344,787	$52,750,014
Class B	18,138	232,998	67,072	814,413
Class C	947,390	12,247,680	1,627,026	19,515,581
Class R	120,458	1,561,356	359,119	4,360,614
Class S	35,768	463,758	74,183	896,533
Class Y	251,182	3,278,120	232,739	2,867,295
Class R6(b)	768	10,000	—	—

Issued as reinvestment of dividends:
Class A	422,355	5,521,507	838,550	10,372,697
Class B	6,376	82,721	18,323	225,042
Class C	59,186	768,168	113,415	1,396,047
Class R	10,094	131,680	21,501	265,618
Class S	22,550	294,687	42,697	527,910
Class Y	4,532	59,395	6,473	80,219

Automatic conversion of Class B shares to Class A shares:
Class A	384,204	5,005,303	803,388	9,754,811
Class B	(387,162)	(5,005,303)	(809,589)	(9,754,811)

Reacquired:
Class A	(5,587,903)	(72,583,903)	(11,111,688)	(134,969,858)
Class B	(161,245)	(2,071,395)	(464,491)	(5,610,626)
Class C	(1,541,868)	(19,893,184)	(3,384,773)	(40,858,834)
Class R	(347,569)	(4,496,331)	(516,631)	(6,188,070)
Class S	(69,377)	(902,321)	(226,215)	(2,735,642)
Class Y	(135,271)	(1,752,335)	(197,545)	(2,406,791)
Net increase (decrease) in share activity	(3,866,474)	$(50,016,959)	(8,161,659)	$(98,697,838)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 23% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Commencement date April 4, 2017.

24                         Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$11.13	$0.10	$0.36	$0.46	$(0.11)	$—	$(0.11)	$11.48	4.16%	$234,775	0.58	%(e)	0.58	%(e)	1.80	%(e)	8%
Year ended 12/31/16	10.70	0.23	0.47	0.70	(0.22)	(0.05)	(0.27)	11.13	6.63	239,626	0.50		0.50		2.16		45
Year ended 12/31/15	11.34	0.26	(0.60)	(0.34)	(0.30)	—	(0.30)	10.70	(3.07)	246,518	0.51		0.51		2.24		12
Year ended 12/31/14	11.08	0.27	0.28	0.55	(0.29)	—	(0.29)	11.34	5.01	256,587	0.50		0.50		2.40		7
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	—	(0.22)	11.08	5.58	243,852	0.50		0.50		2.06		20
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	—	(0.37)	10.70	11.28	228,512	0.46		0.49		2.55		9
Class B
Six months ended 06/30/17	11.00	0.06	0.35	0.41	(0.07)	—	(0.07)	11.34	3.71	4,511	1.33	(e)	1.33	(e)	1.05	(e)	8
Year ended 12/31/16	10.57	0.15	0.47	0.62	(0.14)	(0.05)	(0.19)	11.00	5.88	6,692	1.25		1.25		1.41		45
Year ended 12/31/15	11.21	0.17	(0.60)	(0.43)	(0.21)	—	(0.21)	10.57	(3.87)	10,945	1.26		1.26		1.49		12
Year ended 12/31/14	10.94	0.19	0.28	0.47	(0.20)	—	(0.20)	11.21	4.34	17,243	1.25		1.25		1.65		7
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	—	(0.17)	10.94	4.83	22,965	1.25		1.25		1.31		20
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	—	(0.29)	10.60	10.33	31,090	1.21		1.24		1.80		9
Class C
Six months ended 06/30/17	11.02	0.06	0.35	0.41	(0.07)	—	(0.07)	11.36	3.71	69,480	1.33	(e)	1.33	(e)	1.05	(e)	8
Year ended 12/31/16	10.59	0.15	0.47	0.62	(0.14)	(0.05)	(0.19)	11.02	5.88	70,906	1.25		1.25		1.41		45
Year ended 12/31/15	11.23	0.17	(0.60)	(0.43)	(0.21)	—	(0.21)	10.59	(3.86)	73,617	1.26		1.26		1.49		12
Year ended 12/31/14	10.96	0.19	0.28	0.47	(0.20)	—	(0.20)	11.23	4.34	77,159	1.25		1.25		1.65		7
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	—	(0.17)	10.96	4.73	68,657	1.25		1.25		1.31		20
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	—	(0.29)	10.63	10.41	62,919	1.21		1.24		1.80		9
Class R
Six months ended 06/30/17	11.09	0.09	0.36	0.45	(0.10)	—	(0.10)	11.44	4.04	8,584	0.83	(e)	0.83	(e)	1.55	(e)	8
Year ended 12/31/16	10.66	0.21	0.47	0.68	(0.20)	(0.05)	(0.25)	11.09	6.38	9,534	0.75		0.75		1.91		45
Year ended 12/31/15	11.30	0.23	(0.60)	(0.37)	(0.27)	—	(0.27)	10.66	(3.34)	10,448	0.76		0.76		1.99		12
Year ended 12/31/14	11.04	0.24	0.28	0.52	(0.26)	—	(0.26)	11.30	4.75	10,211	0.75		0.75		2.15		7
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	—	(0.20)	11.04	5.36	9,453	0.75		0.75		1.81		20
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	—	(0.34)	10.67	10.92	8,845	0.71		0.74		2.30		9
Class S
Six months ended 06/30/17	11.14	0.11	0.37	0.48	(0.12)	—	(0.12)	11.50	4.30	2,133	0.48	(e)	0.48	(e)	1.90	(e)	8
Year ended 12/31/16	10.71	0.25	0.46	0.71	(0.23)	(0.05)	(0.28)	11.14	6.73	2,162	0.40		0.40		2.26		45
Year ended 12/31/15	11.36	0.26	(0.60)	(0.34)	(0.31)	—	(0.31)	10.71	(3.05)	2,226	0.41		0.41		2.34		12
Year ended 12/31/14	11.09	0.29	0.28	0.57	(0.30)	—	(0.30)	11.36	5.20	2,525	0.40		0.40		2.50		7
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	—	(0.22)	11.09	5.73	2,863	0.40		0.40		2.16		20
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	—	(0.38)	10.70	11.27	2,864	0.36		0.39		2.65		9
Class Y
Six months ended 06/30/17	11.12	0.12	0.36	0.48	(0.13)	—	(0.13)	11.47	4.29	5,616	0.33	(e)	0.33	(e)	2.05	(e)	8
Year ended 12/31/16	10.69	0.26	0.47	0.73	(0.25)	(0.05)	(0.30)	11.12	6.90	4,767	0.25		0.25		2.41		45
Year ended 12/31/15	11.33	0.28	(0.60)	(0.32)	(0.32)	—	(0.32)	10.69	(2.83)	4,498	0.26		0.26		2.49		12
Year ended 12/31/14	11.07	0.30	0.28	0.58	(0.32)	—	(0.32)	11.33	5.28	3,871	0.25		0.25		2.65		7
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	—	(0.23)	11.07	5.91	3,751	0.25		0.25		2.31		20
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	—	(0.40)	10.67	11.46	2,987	0.21		0.24		2.80		9
Class R5
Six months ended 06/30/17	11.18	0.12	0.36	0.48	(0.13)	—	(0.13)	11.53	4.30	11	0.27	(e)	0.27	(e)	2.11	(e)	8
Year ended 12/31/16	10.74	0.27	0.48	0.75	(0.26)	(0.05)	(0.31)	11.18	7.03	14	0.20		0.20		2.46		45
Year ended 12/31/15	11.40	0.29	(0.62)	(0.33)	(0.33)	—	(0.33)	10.74	(2.92)	13	0.20		0.20		2.55		12
Year ended 12/31/14	11.13	0.31	0.29	0.60	(0.33)	—	(0.33)	11.40	5.41	27	0.21		0.21		2.69		7
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	—	(0.23)	11.13	5.92	47	0.20		0.20		2.36		20
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	—	(0.40)	10.73	11.56	23	0.17		0.21		2.83		9
Class R6
Six months ended 06/30/17(f)	11.40	0.12	0.08	0.20	(0.07)	—	(0.07)	11.53	1.71	10	0.26	(e)	0.26	(e)	2.12	(e)	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.55%, 0.55%, 0.63%, 0.63%, 0.60% and 0.64% for the six months ended June 30, 2017, and for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $238,052, $5,807, $69,616, $8,682, $2,155, $5,177, $13 and $10 for Class A, Class B, Class C, Class R, Class S Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.

25                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$14.12	$0.04	$0.99	$1.03	$—	$15.15	7.30%	$810,163	0.54	%(e)	0.54	%(e)	0.56	%(e)	9%
Year ended 12/31/16	13.09	0.16	1.03	1.19	(0.16)	14.12	9.08	793,403	0.54		0.54		1.21		52
Year ended 12/31/15	13.95	0.16	(0.81)	(0.65)	(0.21)	13.09	(4.68)	787,598	0.53		0.53		1.15		15
Year ended 12/31/14	13.61	0.18	0.41	0.59	(0.25)	13.95	4.35	850,812	0.54		0.54		1.27		18
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51		0.51		1.03		39
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	11.98	14.68	597,879	0.46		0.55		1.55		10
Class B
Six months ended 06/30/17	13.99	(0.01)	0.97	0.96	—	14.95	6.86	21,258	1.29	(e)	1.29	(e)	(0.19	)(e)	9
Year ended 12/31/16	12.96	0.06	1.02	1.08	(0.05)	13.99	8.31	31,675	1.29		1.29		0.46		52
Year ended 12/31/15	13.80	0.06	(0.80)	(0.74)	(0.10)	12.96	(5.40)	54,641	1.28		1.28		0.40		15
Year ended 12/31/14	13.46	0.07	0.41	0.48	(0.14)	13.80	3.56	91,798	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	96,852	1.21		1.30		0.80		10
Class C
Six months ended 06/30/17	14.00	(0.01)	0.97	0.96	—	14.96	6.86	141,812	1.29	(e)	1.29	(e)	(0.19	)(e)	9
Year ended 12/31/16	12.97	0.06	1.02	1.08	(0.05)	14.00	8.30	144,077	1.29		1.29		0.46		52
Year ended 12/31/15	13.81	0.06	(0.80)	(0.74)	(0.10)	12.97	(5.40)	149,087	1.28		1.28		0.40		15
Year ended 12/31/14	13.47	0.07	0.41	0.48	(0.14)	13.81	3.56	168,737	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26		1.26		0.28		39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	131,069	1.21		1.30		0.80		10
Class R
Six months ended 06/30/17	14.09	0.02	0.99	1.01	—	15.10	7.17	22,818	0.79	(e)	0.79	(e)	0.31	(e)	9
Year ended 12/31/16	13.06	0.13	1.02	1.15	(0.12)	14.09	8.82	22,386	0.79		0.79		0.96		52
Year ended 12/31/15	13.91	0.12	(0.80)	(0.68)	(0.17)	13.06	(4.89)	24,382	0.78		0.78		0.90		15
Year ended 12/31/14	13.57	0.14	0.41	0.55	(0.21)	13.91	4.09	25,309	0.79		0.79		1.02		18
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76		0.76		0.78		39
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	11.95	14.32	22,751	0.71		0.80		1.30		10
Class S
Six months ended 06/30/17	14.10	0.05	0.99	1.04	—	15.14	7.38	24,592	0.44	(e)	0.44	(e)	0.66	(e)	9
Year ended 12/31/16	13.08	0.18	1.01	1.19	(0.17)	14.10	9.12	23,344	0.44		0.44		1.31		52
Year ended 12/31/15	13.93	0.17	(0.80)	(0.63)	(0.22)	13.08	(4.51)	23,234	0.43		0.43		1.25		15
Year ended 12/31/14	13.60	0.19	0.40	0.59	(0.26)	13.93	4.38	28,380	0.44		0.44		1.37		18
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41		0.41		1.13		39
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	11.97	14.70	31,803	0.36		0.45		1.65		10
Class Y
Six months ended 06/30/17	14.09	0.06	0.98	1.04	—	15.13	7.38	8,772	0.29	(e)	0.29	(e)	0.81	(e)	9
Year ended 12/31/16	13.06	0.20	1.02	1.22	(0.19)	14.09	9.38	6,816	0.29		0.29		1.46		52
Year ended 12/31/15	13.92	0.19	(0.81)	(0.62)	(0.24)	13.06	(4.43)	5,657	0.28		0.28		1.40		15
Year ended 12/31/14	13.58	0.21	0.41	0.62	(0.28)	13.92	4.63	6,090	0.29		0.29		1.52		18
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26		0.26		1.28		39
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	11.96	14.88	2,553	0.21		0.30		1.80		10
Class R5
Six months ended 06/30/17	14.17	0.07	1.00	1.07	—	15.24	7.55	13	0.18	(e)	0.18	(e)	0.92	(e)	9
Year ended 12/31/16	13.14	0.21	1.03	1.24	(0.21)	14.17	9.45	12	0.16		0.16		1.59		52
Year ended 12/31/15	14.00	0.22	(0.82)	(0.60)	(0.26)	13.14	(4.28)	11	0.16		0.16		1.52		15
Year ended 12/31/14	13.66	0.23	0.41	0.64	(0.30)	14.00	4.71	374	0.17		0.17		1.64		18
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16		0.16		1.38		39
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	12.02	14.95	211	0.15		0.16		1.86		10
Class R6
Six months ended 06/30/17(f)	14.84	0.07	0.32	0.39	—	15.23	2.63	10	0.19	(e)	0.19	(e)	0.91	(e)	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.61%, 0.61%, 0.69%, 0.69%, 0.74% and 0.78% for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $806,812, $27,163, $144,681, $22,648, $24,175, $7,653, $13 and $10 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.

26                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$12.57	$0.08	$0.67	$0.75	$(0.13)	$13.19	5.97%	$573,873	0.49	%(e)	0.49	%(e)	1.22	%(e)	8%
Year ended 12/31/16	11.83	0.20	0.77	0.97	(0.23)	12.57	8.22	580,922	0.48		0.48		1.66		47
Year ended 12/31/15	12.58	0.21	(0.73)	(0.52)	(0.23)	11.83	(4.18)	607,469	0.47		0.47		1.68		14
Year ended 12/31/14	12.30	0.23	0.31	0.54	(0.26)	12.58	4.39	659,139	0.47		0.47		1.83		15
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	12.30	10.61	628,036	0.46		0.46		1.61		23
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	11.32	13.18	537,812	0.43		0.48		2.10		11
Class B
Six months ended 06/30/17	12.48	0.03	0.67	0.70	(0.08)	13.10	5.61	11,532	1.24	(e)	1.24	(e)	0.47	(e)	8
Year ended 12/31/16	11.75	0.11	0.75	0.86	(0.13)	12.48	7.37	17,531	1.23		1.23		0.91		47
Year ended 12/31/15	12.49	0.12	(0.72)	(0.60)	(0.14)	11.75	(4.86)	30,471	1.22		1.22		0.93		14
Year ended 12/31/14	12.21	0.13	0.31	0.44	(0.16)	12.49	3.62	48,796	1.22		1.22		1.08		15
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	12.21	9.78	64,268	1.21		1.21		0.86		23
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	11.28	12.37	80,029	1.18		1.23		1.35		11
Class C
Six months ended 06/30/17	12.48	0.03	0.66	0.69	(0.08)	13.09	5.53	129,625	1.24	(e)	1.24	(e)	0.47	(e)	8
Year ended 12/31/16	11.74	0.11	0.76	0.87	(0.13)	12.48	7.47	130,220	1.23		1.23		0.91		47
Year ended 12/31/15	12.48	0.12	(0.72)	(0.60)	(0.14)	11.74	(4.87)	141,890	1.22		1.22		0.93		14
Year ended 12/31/14	12.20	0.13	0.31	0.44	(0.16)	12.48	3.62	154,724	1.22		1.22		1.08		15
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	12.20	9.79	147,372	1.21		1.21		0.86		23
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	11.27	12.38	123,505	1.18		1.23		1.35		11
Class R
Six months ended 06/30/17	12.55	0.06	0.66	0.72	(0.11)	13.16	5.77	15,272	0.74	(e)	0.74	(e)	0.97	(e)	8
Year ended 12/31/16	11.81	0.17	0.77	0.94	(0.20)	12.55	7.97	17,279	0.73		0.73		1.41		47
Year ended 12/31/15	12.55	0.18	(0.72)	(0.54)	(0.20)	11.81	(4.35)	17,870	0.72		0.72		1.43		14
Year ended 12/31/14	12.27	0.20	0.30	0.50	(0.22)	12.55	4.13	21,117	0.72		0.72		1.58		15
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	12.27	10.30	23,099	0.71		0.71		1.36		23
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	11.31	12.91	20,557	0.68		0.73		1.85		11
Class S
Six months ended 06/30/17	12.57	0.08	0.68	0.76	(0.14)	13.19	6.03	28,645	0.39	(e)	0.39	(e)	1.32	(e)	8
Year ended 12/31/16	11.83	0.21	0.77	0.98	(0.24)	12.57	8.33	27,441	0.38		0.38		1.76		47
Year ended 12/31/15	12.58	0.22	(0.73)	(0.51)	(0.24)	11.83	(4.08)	27,124	0.37		0.37		1.78		14
Year ended 12/31/14	12.29	0.24	0.32	0.56	(0.27)	12.58	4.58	31,854	0.37		0.37		1.93		15
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	12.29	10.68	35,661	0.36		0.36		1.71		23
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	11.31	13.31	36,651	0.33		0.38		2.20		11
Class Y
Six months ended 06/30/17	12.59	0.10	0.67	0.77	(0.15)	13.21	6.10	7,478	0.24	(e)	0.24	(e)	1.47	(e)	8
Year ended 12/31/16	11.85	0.23	0.77	1.00	(0.26)	12.59	8.48	5,611	0.23		0.23		1.91		47
Year ended 12/31/15	12.60	0.24	(0.73)	(0.49)	(0.26)	11.85	(3.92)	4,788	0.22		0.22		1.93		14
Year ended 12/31/14	12.31	0.26	0.32	0.58	(0.29)	12.60	4.74	6,870	0.22		0.22		2.08		15
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	12.31	10.84	4,912	0.21		0.21		1.86		23
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	11.32	13.46	3,319	0.18		0.23		2.35		11
Class R5
Six months ended 06/30/17	12.63	0.10	0.67	0.77	(0.15)	13.25	6.12	14	0.18	(e)	0.18	(e)	1.53	(e)	8
Year ended 12/31/16	11.89	0.24	0.77	1.01	(0.27)	12.63	8.53	14	0.17		0.17		1.97		47
Year ended 12/31/15	12.62	0.26	(0.76)	(0.50)	(0.23)	11.89	(4.03)	13	0.16		0.16		1.99		14
Year ended 12/31/14	12.34	0.27	0.31	0.58	(0.30)	12.62	4.71	159	0.16		0.16		2.14		15
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	12.34	10.84	232	0.17		0.17		1.90		23
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	11.35	13.49	444	0.13		0.13		2.40		11
Class R6
Six months ended 06/30/17(f)	13.03	0.09	0.20	0.29	(0.08)	13.24	2.19	10	0.20	(e)	0.20	(e)	1.51	(e)	8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.58%, 0.58%, 0.62%, 0.67%, 0.69% and 0.72% for the six months ended June 30, 2017 and for the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $581,176, $14,743, $130,354, $16,001, $28,296, $6,266, $14 and $10 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.

27                         Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017, through June 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through June 30, 2017.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,041.60	$2.94	$1,021.92	$2.91	0.58%
B	1,000.00	1,037.10	6.72	1,018.20	6.66	1.33
C	1,000.00	1,037.10	6.72	1,018.20	6.66	1.33
R	1,000.00	1,040.40	4.20	1,020.68	4.16	0.83
S	1,000.00	1,042.10	2.43	1,022.41	2.41	0.48
Y	1,000.00	1,042.90	1.67	1,023.16	1.66	0.33
R5	1,000.00	1,043.00	1.37	1,023.46	1.35	0.27
R6	1,000.00	1,017.10	0.63	1,023.51	1.30	0.26

28                         Invesco Allocation Funds

Invesco Growth Allocation Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,073.00	$2.78	$1,022.12	$2.71	0.54%
B	1,000.00	1,069.40	6.62	1,018.40	6.46	1.29
C	1,000.00	1,069.30	6.62	1,018.40	6.46	1.29
R	1,000.00	1,071.70	4.06	1,020.88	3.96	0.79
S	1,000.00	1,073.80	2.26	1,022.61	2.21	0.44
Y	1,000.00	1,073.80	1.49	1,023.36	1.45	0.29
R5	1,000.00	1,074.80	0.93	1,023.90	0.90	0.18
R6	1,000.00	1,026.30	0.46	1,023.85	0.95	0.19

Invesco Moderate Allocation Fund

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,059.70	$2.50	$1,022.36	$2.46	0.49%
B	1,000.00	1,056.10	6.32	1,018.65	6.21	1.24
C	1,000.00	1,056.20	6.32	1,018.65	6.21	1.24
R	1,000.00	1,058.50	3.78	1,021.12	3.71	0.74
S	1,000.00	1,059.40	1.99	1,022.86	1.96	0.39
Y	1,000.00	1,061.00	1.23	1,023.60	1.20	0.24
R5	1,000.00	1,061.20	0.92	1,023.90	0.90	0.18
R6	1,000.00	1,021.90	0.49	1,023.80	1.00	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2017, through June 30, 2017 (as of close of business April 4, 2017, through June 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 88 (as of close of business April 4, 2017, through June 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of each Fund and other funds because such data is based on a full six month period.

29                         Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement for each series portfolio of AIM Growth Series (each, a Fund). During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for each Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of a Fund.

Invesco	Conservative Allocation Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Growth Allocation Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe

30                         Invesco Allocation Funds

and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco	Moderate Allocation Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and in the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge a Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

Invesco	Conservative Allocation Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2017 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) of Invesco Conservative Allocation Fund to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. Invesco Advisers charges one of the other funds an advisory fee and does not charge the other fund an advisory fee.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Invesco	Growth Allocation Fund

The Board noted that Invesco and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Invesco	Moderate Allocation Fund

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco

Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing each Fund because each Fund is a fund of funds and no advisory fee is charged to each Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

31                         Invesco Allocation Funds

Proxy Results

Invesco Conservative Allocation Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Conservative Allocation Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Conservative Allocation Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	9,151,719	796,298	695,047	4,933,977
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	9,463,661	507,005	672,405	4,933,970
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	9,298,844	648,179	696,040	4,933,978

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

32                         Invesco Allocation Funds

Proxy Results

Invesco Growth Allocation Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Growth Allocation Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Growth Allocation Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	14,994,070	1,196,592	1,185,038	16,491,644
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	15,430,948	715,152	1,229,613	16,491,631
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	15,142,824	1,014,749	1,218,123	16,491,648

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

33                         Invesco Allocation Funds

Proxy Results

Invesco Moderate Allocation Fund

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Moderate Allocation Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Moderate Allocation Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	16,800,837	1,304,203	1,640,448	9,900,988
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	17,497,859	655,710	1,591,927	9,900,980
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	17,093,975	1,027,192	1,624,321	9,900,988

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

34                         Invesco Allocation Funds

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                             Invesco Distributors, Inc.                                                                          AAS-SAR-1                 08152017       1051

Semiannual Report to Shareholders	June 30, 2017

Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ∎ B: CNSBX ∎ C: CNSCX ∎ Y: CNSDX ∎ R5: CNSIX ∎ R6: CNSFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts
22	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.47%
Class B Shares	5.06
Class C Shares	5.01
Class Y Shares	5.55
Class R5 Shares	5.62
Class R6 Shares	5.62
The BofA Merrill Lynch U.S. Convertibles Index▼ (Broad Market/Style-Specific Index)	7.89
Lipper Convertible Securities Funds Index∎ (Peer Group Index)	6.69
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The BofA Merrill Lynch U.S. Convertibles Index tracks the performance of US dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

    The Lipper Convertible Securities Funds Index is an unmanaged index considered representative of convertible securities funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Convertible Securities Fund

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	6.20%
10 Years	5.43
5 Years	6.61
1 Year	5.20

Class B Shares
Inception (10/31/85)	7.51%
10 Years	5.39
5 Years	6.71
1 Year	5.50

Class C Shares
Inception (7/28/97)	5.73%
10 Years	5.26
5 Years	7.06
1 Year	9.50

Class Y Shares
Inception (7/28/97)	6.76%
10 Years	6.29
5 Years	8.08
1 Year	11.58

Class R5 Shares
10 Years	6.23%
5 Years	8.15
1 Year	11.63

Class R6 Shares
10 Years	6.20%
5 Years	8.19
1 Year	11.73

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.89%, 1.65%, 1.62%, 0.65%, 0.63% and 0.53%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.90%, 1.66%, 1.63%, 0.66%, 0.64% and 0.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2017

(Unaudited)

	Principal Amount	Value
Bonds & Notes–76.70%
Aerospace & Defense–1.29%
Aerojet Rocketdyne Holdings, Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2023(b)	$10,000,000	$10,600,000
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/2019	7,245,000	7,765,734
		18,365,734

Air Freight & Logistics–1.17%
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	9,500,000	10,034,375
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	7,000,000	6,737,500
		16,771,875

Application Software–6.01%
BroadSoft, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/01/2022	4,500,000	5,630,625
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	11,000,000	13,234,375
NICE Systems Inc. (Israel), Sr. Unsec. Gtd. Conv. Notes, 1.25%, 01/15/2024(b)	9,000,000	10,074,375
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(c)	8,129,000	7,874,969
PROS Holdings, Inc., Sr. Unsec. Conv. Notes, 2.00%, 06/01/2022(b)(c)	5,000,000	4,528,125
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(b)	5,212,000	5,697,367
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/2018	23,330,000	30,912,250
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	8,000,000	7,875,000
		85,827,086

Asset Management & Custody Banks–0.35%
Ares Capital Corp., Unsec. Conv. Notes, 3.75%, 02/01/2022(b)	5,000,000	5,037,500

Automobile Manufacturers–1.43%
Tesla, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/01/2021	10,000,000	11,575,000
2.38%, 03/15/2022	7,000,000	8,811,250
		20,386,250

Biotechnology–4.44%
Aegerion Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 08/15/2019	4,500,000	3,695,625
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/2018	8,517,000	9,480,486
1.50%, 10/15/2020	4,497,000	5,371,104

	Principal Amount	Value
Biotechnology–(continued)
Clovis Oncology, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/2021	$2,000,000	$3,395,000
Flexion Therapeutics, Inc., Sr. Unsec. Conv. Notes, 3.38%, 05/01/2024(b)	5,000,000	5,137,500
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	11,500,000	12,225,938
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2022	9,000,000	12,088,125
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(b)	12,000,000	11,947,500
		63,341,278

Broadcasting–0.73%
Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(b)(c)	4,400,000	4,757,500
Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(b)	4,900,000	5,699,313
		10,456,813

Cable & Satellite–1.56%
DISH Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(b)	18,300,000	22,280,250

Communications Equipment–2.54%
Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/2018(b)	4,000,000	5,405,000
Finisar Corp., Sr. Unsec. Conv. Bonds, 0.50%, 12/15/2018(c)	6,000,000	6,686,250
Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(b)(c)	7,000,000	6,851,250
Lumentum Holdings Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2024(b)	4,000,000	4,702,500
Viavi Solutions Inc., Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024(b)	12,000,000	12,600,000
		36,245,000

Construction & Engineering–1.77%
Dycom Industries, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/15/2021	12,000,000	13,980,000
Tutor Perini Corp., Sr. Unsec. Conv. Bonds, 2.88%, 06/15/2021	9,500,000	11,340,625
		25,320,625

Construction Machinery & Heavy Trucks–2.13%
Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 2.88%, 02/01/2024(b)	11,000,000	11,845,625
Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/2020(c)	6,414,000	10,943,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Convertible Securities Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–(continued)
Trinity Industries, Inc., Unsec. Sub. Conv. Notes, 3.88%, 06/01/2018(c)	$6,000,000	$7,548,750
		30,338,262

Construction Materials–1.10%
CEMEX, S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/2020	13,500,000	15,643,125

Consumer Finance–0.88%
PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/2020	2,000,000	1,918,750
Sr. Unsec. Conv. Notes, 3.50%, 06/01/2023(b)	10,000,000	10,593,750
		12,512,500

Data Processing & Outsourced Services–2.76%
Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(b)	13,000,000	14,560,000
Euronet Worldwide, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 10/01/2020(c)	5,900,000	7,566,750
Square, Inc., Sr. Unsec. Conv. Notes, 0.38%, 03/01/2022(b)	14,000,000	17,228,750
		39,355,500

Diversified REIT’s–0.85%
Colony NorthStar, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/2021	8,567,000	8,738,340
Empire State Realty OP, L.P., Sr. Unsec. Conv. Notes, 2.63%, 08/15/2019(b)	3,000,000	3,405,000
		12,143,340

Electric Utilities-1.05%
NextEra Energy, Inc., Conv. Investment Units, 6.12%, 09/01/2019	279,000	15,038,100

Electronic Equipment & Instruments–0.41%
OSI Systems, Inc., Sr. Unsec. Conv. Notes, 1.25%, 09/01/2022(b)	6,000,000	5,861,250

Health Care Equipment–5.95%
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(b)	7,833,000	8,014,138
Insulet Corp., Sr. Unsec. Conv. Notes, 1.25%, 09/15/2021(b)	12,500,000	13,781,250
Sr. Unsec. Conv. Notes, 2.00%, 06/15/2019	1,633,000	1,990,219
Nevro Corp., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2021	5,500,000	5,915,937
NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	13,000,000	18,005,000
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	9,500,000	13,466,250
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	21,300,000	23,776,125
		84,948,919

	Principal Amount	Value
Health Care Services–0.22%
Teladoc, Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/15/2022(b)	$3,000,000	$3,176,250

Health Care Technology–1.31%
Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	9,000,000	9,157,500
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/2018	6,837,000	9,584,619
		18,742,119

Infrastructure–1.09%
Macquarie Infrastructure Corp., Sr. Unsec. Conv. Notes, 2.88%, 07/15/2019	14,055,000	15,601,050

Internet & Direct Marketing Retail–4.14%
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Global Bonds, 1.00%, 07/01/2018(c)	13,000,000	15,039,375
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	15,000,000	17,221,875
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/2020	13,500,000	19,895,625
0.90%, 09/15/2021	6,000,000	6,885,000
		59,041,875

Internet Software & Services–5.14%
Altaba Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/2018(d)	4,000,000	4,557,500
Carbonite, Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/01/2022(b)	5,000,000	5,528,125
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/2018	16,206,000	16,327,545
Twitter, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	10,805,000	9,940,600
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/2018	13,595,000	13,688,466
WebMD Health Corp., Unsec. Conv. Bonds, 2.63%, 06/15/2023	10,000,000	9,820,500
Zillow Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/01/2021(b)	11,500,000	13,462,187
		73,324,923

Life Sciences Tools & Services–0.36%
Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2021(c)	8,064,000	5,080,320

Managed Health Care–0.81%
Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/2018(c)	9,000,000	11,525,625

Mortgage REIT’s–0.89%
Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	5,711,000	6,624,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Convertible Securities Fund

	Principal Amount	Value
Mortgage REIT’s–(continued)
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.38%, 04/01/2023	$6,000,000	$6,108,750
		12,733,510

Movies & Entertainment–1.53%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	19,081,000	21,847,745

Multi-Utilities-0.42%
Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019(e)	120,000	6,060,000

Oil & Gas Drilling–0.33%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(b)	3,250,000	2,498,008
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(b)	2,700,000	2,154,938
		4,652,946

Oil & Gas Equipment & Services–0.46%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	3,000,000	2,814,375
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	3,700,000	3,753,188
		6,567,563

Oil & Gas Exploration & Production–0.71%
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(b)	3,200,000	3,008,000
Oasis Petroleum Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	1,000,000	983,125
SM Energy Co., Sr. Unsec. Conv. Notes, 1.50%, 07/01/2021	3,500,000	3,163,125
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	3,500,000	2,975,000
		10,129,250

Oil & Gas Storage & Transportation–0.19%
Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	4,000,000	2,780,000

Pharmaceuticals–2.94%
Depomed, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/01/2021	4,000,000	3,525,000
Dermira, Inc., Sr. Unsec. Conv. Notes, 3.00%, 05/15/2022(b)	5,000,000	5,537,500
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022(b)	8,500,000	7,368,437
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	10,000,000	10,975,000
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(b)	9,000,000	9,585,000

	Principal Amount	Value
Pharmaceuticals–(continued)
Sucampo Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 3.25%, 12/15/2021(b)	$5,000,000	$4,906,250
		41,897,187
Property & Casualty Insurance–0.47%
AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(c)	9,000,000	6,721,875

Semiconductor Equipment–1.00%
Teradyne, Inc., Sr. Unsec. Conv. Notes, 1.25%, 12/15/2023(b)	7,000,000	8,089,375
Veeco Instruments Inc., Sr. Unsec. Conv. Notes, 2.70%, 01/15/2023	6,000,000	6,142,500
		14,231,875

Semiconductors–10.44%
Advanced Micro Devices, Inc., Sr. Unsec. Conv. Notes, 2.13%, 09/01/2026	3,000,000	5,261,250
Cypress Semiconductor Corp., Sr. Unsec. Conv. Notes, 4.50%, 01/15/2022(b)	11,500,000	14,109,062
Inphi Corp., Sr. Unsec. Conv. Notes, 0.75%, 09/01/2021(b)	10,500,000	10,178,438
Integrated Device Technology, Inc., Sr. Unsec. Conv. Bonds, 0.88%, 11/15/2022	18,500,000	19,633,125
Intel Corp., Jr. Unsec. Sub. Conv. Global Deb., 3.25%, 08/01/2039	6,440,000	10,654,207
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	9,982,000	15,066,581
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(b)	9,375,000	9,902,344
Micron Technology, Inc., Series F, Sr. Unsec. Conv. Notes, 2.13%, 02/15/2020(c)	3,000,000	8,307,150
Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(c)	13,700,000	15,481,000
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	6,700,000	8,023,250
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	13,900,000	14,490,750
Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(b)	8,688,000	9,024,660
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/2021	2,300,000	1,818,438
Synaptics Inc., Sr. Unsec. Conv. Notes, 0.50%, 06/15/2022(b)	7,000,000	7,087,500
		149,037,755

Specialized REIT’s–0.60%
Extra Space Storage LP, Sr. Unsec. Gtd. Conv. Notes, 3.13%, 10/01/2020(b)(c)	8,000,000	8,565,000

Specialty Chemicals–0.38%
RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2020	4,526,000	5,363,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Convertible Securities Fund

	Principal Amount	Value
Steel–0.45%
Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.75%, 07/01/2022	$4,500,000	$6,432,188

Systems Software–3.68%
FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(c)	13,100,000	12,412,250
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(c)	5,900,000	5,402,187
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 06/15/2020	10,875,000	13,600,547
Rovi Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 03/01/2020	6,000,000	5,921,250
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/2018(d)	10,362,000	15,199,759
		52,535,993

Technology Hardware, Storage & Peripherals–1.16%
Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	15,400,000	16,583,875

Thrifts & Mortgage Finance–0.73%
LendingTree, Inc., Sr. Unsec. Conv. Notes, 0.63%, 06/01/2022(b)	9,500,000	10,366,875

Tobacco–0.83%
Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/2020	10,185,000	11,789,138
Total Bonds & Notes (Cost $1,009,295,707)		1,094,661,654

	Shares
Preferred Stocks–18.22%
Asset Management & Custody Banks–0.83%
AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	200,200	11,886,875

Diversified Banks–4.02%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	22,300	28,142,377
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	22,300	29,237,753
		57,380,130

Electric Utilities–0.19%
Great Plains Energy Inc., Series B, $3.50 Conv. Pfd.	50,000	2,673,440

Electronic Components–0.65%
Belden Inc., Series B, $6.75 Conv. Pfd.	90,000	9,315,000

Health Care Equipment–1.54%
Becton, Dickinson and Co., Series A, 3.06% Conv. Pfd.	400,000	21,912,000
Industrial Machinery–1.98%
Rexnord Corp., Series A, $2.88 Conv. Pfd.	226,600	12,293,050
Stanley Black & Decker Inc., Series C, $5.38 Conv. Investment Units	145,000	15,909,400
		28,202,450

	Shares	Value
Internet Software & Services–1.38%
Mandatory Exchangeable Trust (China), $5.75 Sr. Sec. Conv. Pfd.(b)	120,400	$19,689,614

Managed Health Care–0.52%
Anthem Inc., $2.63 Conv. Pfd.	141,000	7,447,620

Multi-Utilities–0.94%
DTE Energy Co., Series C, $3.25 Sr. Unsec. Conv. Pfd.	245,000	13,335,350

Oil & Gas Exploration & Production–0.61%
Hess Corp., Series A, $4.00 Conv. Pfd.	65,900	3,665,358
Southwestern Energy Co., Series B, $3.13 Conv Pfd.	228,625	3,335,639
WPX Energy Inc., Series A, $3.13 Conv. Pfd.	35,400	1,669,818
		8,670,815

Pharmaceuticals–1.55%
Allergan PLC, Series A, $55.00 Conv. Pfd.	16,600	14,410,128
Teva Pharmaceutical Industries Ltd. (Israel), $70.00 Conv. Pfd.	13,100	7,744,065
		22,154,193

Specialized REIT’s–1.81%
American Tower Corp., Series B, $5.50 Conv. Pfd.	213,300	25,858,359

Wireless Telecommunication Services–2.20%
T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	318,400	31,406,976
Total Preferred Stocks (Cost $232,667,010)		259,932,822

Common Stocks–0.58%
Biotechnology–0.58%
Exelixis, Inc.(f)	337,065	8,301,911

Regional Banks–0.00%
KeyCorp	1	11
Total Common Stocks (Cost $3,593,122)		8,301,922

Money Market Funds–3.19%
Government & Agency Portfolio–Institutional Class, 0.89%(g)	27,267,376	27,267,376
Treasury Portfolio–Institutional Class, 0.85%(g)	18,178,250	18,178,250
Total Money Market Funds (Cost $45,445,626)		45,445,626
TOTAL INVESTMENTS–98.69% (Cost $1,291,001,465)		1,408,342,024
OTHER ASSETS LESS LIABILITIES–1.31%		18,720,803
NET ASSETS–100.00%		$1,427,062,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Convertible Securities Fund

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2017 was $372,067,381, which represented 26.07% of the Fund’s Net Assets.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.
(f)	Non-income producing security.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2017

Information Technology	35.2%
Health Care	20.2
Consumer Discretionary	9.4
Industrials	9.4
Financials	8.2
Real Estate	3.3
Utilities	2.6
Energy	2.3
Telecommunication Services	2.2
Materials	1.9
Consumer Staples	0.8
Money Market Funds Plus Other Assets Less Liabilities	4.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $1,245,555,839)	$1,362,896,398
Investments in affiliated money market funds, at value and costs	45,445,626
Total investments, at value (Cost $1,291,001,465)	1,408,342,024
Receivable for:
Investments sold	16,466,477
Fund shares sold	1,466,337
Dividends and interest	5,583,808
Investment for trustee deferred compensation and retirement plans	113,482
Other assets	69,786
Total assets	1,432,041,914

Liabilities:
Payable for:
Investments purchased	1,638,279
Fund shares reacquired	2,403,758
Accrued fees to affiliates	638,826
Accrued trustees’ and officers’ fees and benefits	8,433
Accrued other operating expenses	108,674
Trustee deferred compensation and retirement plans	181,117
Total liabilities	4,979,087
Net assets applicable to shares outstanding	$1,427,062,827

Net assets consist of:
Shares of beneficial interest	$1,302,371,781
Undistributed net investment income	1,338,393
Undistributed net realized gain	6,012,094
Net unrealized appreciation	117,340,559
$1,427,062,827

Net Assets:
Class A	$689,942,803
Class B	$1,284,049
Class C	$103,899,338
Class Y	$615,396,814
Class R5	$1,997,905
Class R6	$14,541,918

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	28,941,424
Class B	53,705
Class C	4,379,019
Class Y	25,786,319
Class R5	83,774
Class R6	609,661
Class A:
Net asset value per share	$23.84
Maximum offering price per share
(Net asset value of $23.84 ÷ 94.50%)	$25.23
Class B:
Net asset value and offering price per share	$23.91
Class C:
Net asset value and offering price per share	$23.73
Class Y:
Net asset value and offering price per share	$23.87
Class R5:
Net asset value and offering price per share	$23.85
Class R6:
Net asset value and offering price per share	$23.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Interest	$9,626,843
Dividends (net of foreign withholding taxes of $68,775)	8,280,075
Dividends from affiliated money market funds	124,341
Total investment income	18,031,259

Expenses:
Advisory fees	3,515,398
Administrative services fees	181,146
Custodian fees	7,594
Distribution fees:
Class A	870,605
Class B	7,848
Class C	572,996
Transfer agent fees — A, B, C and Y	977,333
Transfer agent fees — R5	1,700
Transfer agent fees — R6	1,617
Trustees’ and officers’ fees and benefits	21,183
Registration and filing fees	62,164
Reports to shareholders	147,691
Professional services fees	15,375
Other	16,680
Total expenses	6,399,330
Less: Fees waived and expense offset arrangement(s)	(25,261)
Net expenses	6,374,069
Net investment income	11,657,190

Realized and unrealized gain from:
Net realized gain from investment securities	15,522,246
Change in net unrealized appreciation of investment securities	52,176,681
Net realized and unrealized gain	67,698,927
Net increase in net assets resulting from operations	$79,356,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$11,657,190	$29,224,581
Net realized gain	15,522,246	19,994,818
Change in net unrealized appreciation	52,176,681	23,932,534
Net increase in net assets resulting from operations	79,356,117	73,151,933

Distributions to shareholders from net investment income:
Class A	(15,109,364)	(24,488,116)
Class B	(26,358)	(63,957)
Class C	(1,975,846)	(4,238,112)
Class Y	(14,550,242)	(27,776,127)
Class R5	(59,130)	(144,468)
Class R6	(335,638)	(586,719)
Total distributions from net investment income	(32,056,578)	(57,297,499)

Share transactions–net:
Class A	(120,562,515)	20,724,648
Class B	(597,465)	(1,376,778)
Class C	(31,044,431)	(59,195,684)
Class Y	28,402,036	(541,887,377)
Class R5	(3,388,883)	1,265,367
Class R6	220,089	(3,238,940)
Net increase (decrease) in net assets resulting from share transactions	(126,971,169)	(583,708,764)
Net increase (decrease) in net assets	(79,671,630)	(567,854,330)

Net assets:
Beginning of period	1,506,734,457	2,074,588,787
End of period (includes undistributed net investment income of $1,338,393 and $21,737,781, respectively)	$1,427,062,827	$1,506,734,457

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

12                         Invesco Convertible Securities Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

13                         Invesco Convertible Securities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $750 million	0.52%
Next $250 million	0.47%
Next $500 million	0.42%
Next $500 million	0.395%
Next $1 billion	0.37%
Over $3 billion	0.345%

For the six months ended June 30, 2017, the effective advisory fees incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

14                         Invesco Convertible Securities Fund

Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2017, the Adviser waived advisory fees of $22,740.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended June 30, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $25,455 in front-end sales commissions from the sale of Class A shares and $748 and $2,137 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$1,094,661,654	$—	$1,094,661,654
Preferred Stocks	195,288,478	64,644,344	—	259,932,822
Common Stocks	8,301,922	—	—	8,301,922
Money Market Funds	45,445,626	—	—	45,445,626
Total Investments	$249,036,026	$1,159,305,998	$—	$1,408,342,024

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,521.

15                         Invesco Convertible Securities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2016:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,860,152	$—	$4,860,152

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $324,784,959 and $501,886,881, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$124,414,334
Aggregate unrealized (depreciation) of investment securities	(34,478,670)
Net unrealized appreciation of investment securities	$89,935,664

Cost of investments for tax purposes is $1,318,406,360.

16                         Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	1,278,037	$30,374,311	11,606,844	$266,227,183
Class B	484	11,496	407	9,474
Class C	134,550	3,170,412	344,133	7,647,315
Class Y	6,422,608	153,173,126	17,263,111	377,851,687
Class R5	584	13,873	112,023	2,556,000
Class R6	14,315	339,705	100,037	2,248,726

Issued as reinvestment of dividends:
Class A	568,772	13,430,718	934,311	21,185,871
Class B	953	22,571	2,458	55,694
Class C	69,630	1,637,047	151,791	3,415,971
Class Y	422,437	9,987,307	834,059	18,901,064
Class R5	564	13,325	1,969	45,007
Class R6	14,187	335,172	25,978	586,290

Automatic conversion of Class B shares to Class A shares:
Class A	18,772	447,221	28,386	640,885
Class B	(18,732)	(447,221)	(28,324)	(640,885)

Reacquired:
Class A	(6,925,471)	(164,814,765)	(11,963,827)	(267,329,291)
Class B	(7,764)	(184,311)	(35,594)	(801,061)
Class C	(1,519,075)	(35,851,890)	(3,138,681)	(70,258,970)
Class Y	(5,675,133)	(134,758,397)	(42,379,180)	(938,640,128)
Class R5	(143,412)	(3,416,081)	(60,796)	(1,335,640)
Class R6	(19,249)	(454,788)	(264,646)	(6,073,956)
Net increase (decrease) in share activity	(5,362,943)	$(126,971,169)	(26,465,541)	$(583,708,764)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/17	$23.10	$0.18		$1.08	$1.26	$(0.52)	$—	$(0.52)	$23.84	5.47	%(d)	$689,943	0.92	%(d)(e)	0.92	%(d)(e)	1.54	%(d)(e)	23%
Year ended 12/31/16	22.62	0.39		0.90	1.29	(0.81)	—	(0.81)	23.10	5.82	(f)	785,526	0.88	(f)	0.89	(f)	1.74	(f)	42
Year ended 12/31/15	23.88	0.30		(1.00)	(0.70)	(0.56)	—	(0.56)	22.62	(3.02	)(g)	755,534	0.86	(g)	0.87	(g)	1.26	(g)	45
Year ended 12/31/14	24.17	0.32		0.63	0.95	(0.52)	(0.72)	(1.24)	23.88	3.95	(h)	980,513	0.84	(h)	0.85	(h)	1.29	(h)	56
Year ended 12/31/13	20.88	0.55	(j)	3.84	4.39	(0.53)	(0.57)	(1.10)	24.17	21.31	(i)	936,425	0.88	(i)	0.89	(i)	2.40	(i)(j)	45
Year ended 12/31/12	18.78	0.48		2.08	2.56	(0.46)	—	(0.46)	20.88	13.74	(k)	538,962	0.93	(k)	0.94	(k)	2.41	(k)	58
Class B
Six months ended 06/30/17	23.17	0.09		1.08	1.17	(0.43)	—	(0.43)	23.91	5.06	(d)	1,284	1.68	(d)(e)	1.68	(d)(e)	0.78	(d)(e)	23
Year ended 12/31/16	22.69	0.22		0.90	1.12	(0.64)	—	(0.64)	23.17	5.00	(f)	1,825	1.64	(f)	1.65	(f)	0.98	(f)	42
Year ended 12/31/15	23.95	0.12		(1.00)	(0.88)	(0.38)	—	(0.38)	22.69	(3.74	)(g)	3,172	1.62	(g)	1.63	(g)	0.50	(g)	45
Year ended 12/31/14	24.24	0.13		0.63	0.76	(0.33)	(0.72)	(1.05)	23.95	3.16	(h)	5,642	1.60	(h)	1.61	(h)	0.53	(h)	56
Year ended 12/31/13	20.93	0.38	(j)	3.86	4.24	(0.36)	(0.57)	(0.93)	24.24	20.45	(i)	7,167	1.64	(i)	1.65	(i)	1.64	(i)(j)	45
Year ended 12/31/12	18.83	0.33		2.08	2.41	(0.31)	—	(0.31)	20.93	12.85	(k)	7,325	1.70	(k)	1.71	(k)	1.64	(k)	58
Class C
Six months ended 06/30/17	23.00	0.09		1.07	1.16	(0.43)	—	(0.43)	23.73	5.05	(d)	103,899	1.68	(d)(e)	1.68	(d)(e)	0.78	(d)(e)	23
Year ended 12/31/16	22.52	0.22		0.90	1.12	(0.64)	—	(0.64)	23.00	5.07	(f)	130,934	1.61	(f)	1.62	(f)	1.01	(f)	42
Year ended 12/31/15	23.77	0.14		(0.99)	(0.85)	(0.40)	—	(0.40)	22.52	(3.67	)(g)	187,743	1.54	(g)	1.55	(g)	0.58	(g)	45
Year ended 12/31/14	24.04	0.16		0.62	0.78	(0.33)	(0.72)	(1.05)	23.77	3.30	(h)	232,065	1.48	(h)	1.49	(h)	0.65	(h)	56
Year ended 12/31/13	20.78	0.38	(j)	3.81	4.19	(0.36)	(0.57)	(0.93)	24.04	20.37	(i)	172,232	1.64	(i)	1.65	(i)	1.64	(i)(j)	45
Year ended 12/31/12	18.69	0.36		2.06	2.42	(0.33)	—	(0.33)	20.78	13.02	(k)	82,876	1.53	(k)	1.54	(k)	1.81	(k)	58
Class Y
Six months ended 06/30/17	23.13	0.21		1.08	1.29	(0.55)	—	(0.55)	23.87	5.60		615,397	0.68	(e)	0.68	(e)	1.78	(e)	23
Year ended 12/31/16	22.65	0.44		0.90	1.34	(0.86)	—	(0.86)	23.13	6.07		569,345	0.64		0.65		1.98		42
Year ended 12/31/15	23.91	0.36		(1.00)	(0.64)	(0.62)	—	(0.62)	22.65	(2.78)		1,107,497	0.62		0.63		1.50		45
Year ended 12/31/14	24.20	0.38		0.63	1.01	(0.58)	(0.72)	(1.30)	23.91	4.20		1,043,554	0.60		0.61		1.53		56
Year ended 12/31/13	20.90	0.61	(j)	3.84	4.45	(0.58)	(0.57)	(1.15)	24.20	21.62		719,722	0.64		0.65		2.64	(j)	45
Year ended 12/31/12	18.81	0.53		2.07	2.60	(0.51)	—	(0.51)	20.90	13.94		269,400	0.70		0.71		2.64		58
Class R5
Six months ended 06/30/17	23.11	0.21		1.08	1.29	(0.55)	—	(0.55)	23.85	5.62		1,998	0.64	(e)	0.64	(e)	1.82	(e)	23
Year ended 12/31/16	22.63	0.45		0.90	1.35	(0.87)	—	(0.87)	23.11	6.10		5,225	0.62		0.63		2.00		42
Year ended 12/31/15	23.89	0.37		(1.00)	(0.63)	(0.63)	—	(0.63)	22.63	(2.75)		3,912	0.57		0.58		1.55		45
Year ended 12/31/14	24.18	0.40		0.63	1.03	(0.60)	(0.72)	(1.32)	23.89	4.28		6,615	0.53		0.54		1.60		56
Year ended 12/31/13	20.88	0.63	(j)	3.84	4.47	(0.60)	(0.57)	(1.17)	24.18	21.72		4,781	0.57		0.58		2.71	(j)	45
Year ended 12/31/12	18.78	0.55		2.08	2.63	(0.53)	—	(0.53)	20.88	14.13		2,726	0.60		0.61		2.74		58
Class R6
Six months ended 06/30/17	23.12	0.22		1.07	1.29	(0.56)	—	(0.56)	23.85	5.62		14,542	0.56	(e)	0.56	(e)	1.90	(e)	23
Year ended 12/31/16	22.64	0.47		0.90	1.37	(0.89)	—	(0.89)	23.12	6.21		13,880	0.52		0.53		2.10		42
Year ended 12/31/15	23.90	0.39		(1.00)	(0.61)	(0.65)	—	(0.65)	22.64	(2.66)		16,731	0.49		0.50		1.63		45
Year ended 12/31/14	24.18	0.41		0.64	1.05	(0.61)	(0.72)	(1.33)	23.90	4.35		16,598	0.49		0.50		1.64		56
Year ended 12/31/13	20.89	0.64	(j)	3.83	4.47	(0.61)	(0.57)	(1.18)	24.18	21.69		64	0.55		0.56		2.73	(j)	45
Year ended 12/31/12(l)	20.78	0.15		0.10	0.25	(0.14)	—	(0.14)	20.89	1.23		10	0.58	(m)	0.59	(m)	2.76	(m)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $728,814, $1,583, $115,549, $615,834, $3,495 and $14,264 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.97% for Class A, Class B and Class C shares, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.92% for Class A, Class B and Class C shares, respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.88% for Class A, Class B and Class C shares, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(j)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2013. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.42 and 2.39%, $0.25 and 1.63%, $0.25 and 1.63%, $0.48 and 2.63%, $0.50 and 2.70%, $0.51 and 2.72% for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.83% for Class A, Class B and Class C shares, respectively.
(l)	Commencement date of September 24, 2012.
(m)	Annualized.

18                         Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,054.70	$4.69	$1,020.23	$4.61	0.92%
B	1,000.00	1,050.60	8.54	1,016.46	8.40	1.68
C	1,000.00	1,050.10	8.54	1,016.46	8.40	1.68
Y	1,000.00	1,055.50	3.47	1,021.42	3.41	0.68
R5	1,000.00	1,056.20	3.26	1,021.62	3.21	0.64
R6	1,000.00	1,056.20	2.86	1,022.02	2.81	0.56

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Convertible Securities Fund (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual

20                         Invesco Convertible Securities Fund

management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

21                         Invesco Convertible Securities Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Convertible Securities Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	31,652,353	1,639,717	1,067,537	11,912,213
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	32,395,184	923,974	1,040,463	11,912,199
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	32,211,320	1,083,107	1,065,180	11,912,213

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

22                         Invesco Convertible Securities Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                      Invesco Distributors, Inc.                                                                              MS-CSEC-SAR-1            08152017      0902

Semiannual Report to Shareholders	June 30, 2017

Invesco Global Low Volatility Equity Yield Fund
Nasdaq:
A: GTNDX ∎ B: GNDBX ∎ C: GNDCX ∎ R: GTNRX ∎ Y: GTNYX ∎ R5: GNDIX ∎ R6: GNDSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts
22	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.86%
Class B Shares	9.48
Class C Shares	9.49
Class R Shares	9.79
Class Y Shares	10.06
Class R5 Shares	10.08
Class R6 Shares*	9.95
MSCI World Index▼ (Broad Market Index/Former Style-Specific Index)**	10.66
Custom Invesco Global Low Volatility Equity Yield Index∎ (Style-Specific Index)**	9.33
MSCI World 100% Hedged to USD Index▼ (Former Style-Specific Index)**	8.54
Lipper Global Equity Income Funds Index◆ (Peer Group Index)	9.40

Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FTSE/FactSet Research Systems Inc.; ◆Lipper Inc.

  *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

 **During the reporting period, the Fund first changed its style-specific benchmark from the MSCI World Index to the MSCI World 100% Hedged to USD Index and then to the Custom Invesco Global Low Volatility Equity Yield Index. The Fund elected to use the Custom Invesco Global Low Volatility Equity Yield Index as its style-specific index as it more closely reflects the performance of the types of securities in the Fund compared to its previous style-specific benchmarks.

    The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Global Low Volatility Equity Yield Index is composed of the MSCI World Index (Net) through February 23, 2017 and the MSCI World 100% Hedged to USD Index thereafter.

    The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.

     The MSCI World 100% Hedged to USD IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is 100% hedged to the USD and is computed using the net return, which withholds applicable taxes for non-residents investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Low Volatility Equity Yield Fund

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges

Class A Shares
Inception (9/15/97)	5.57%
10 Years	1.03
5 Years	6.87
1 Year	2.38

Class B Shares
Inception (9/15/97)	5.65%
10 Years	0.99
5 Years	6.98
1 Year	2.52

Class C Shares
Inception (1/2/98)	5.43%
10 Years	0.84
5 Years	7.29
1 Year	6.53

Class R Shares
Inception (10/31/05)	3.92%
10 Years	1.35
5 Years	7.82
1 Year	8.03

Class Y Shares
10 Years	1.82%
5 Years	8.36
1 Year	8.57

Class R5 Shares
Inception (4/30/04)	5.74%
10 Years	2.12
5 Years	8.55
1 Year	8.71

Class R6 Shares
10 Years	1.61%
5 Years	8.12
1 Year	8.40

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.52%, 2.27%, 2.27%, 1.77%, 1.27%, 1.10% and 1.05%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Global Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Low Volatility Equity Yield Fund

Schedule of Investments

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.87%
Australia–9.79%
Coca-Cola Amatil Ltd.	259,482	$1,840,931
Cochlear Ltd.	18,048	2,156,495
CSR Ltd.	586,131	1,905,740
Harvey Norman Holdings Ltd.(a)	529,784	1,555,575
JB Hi-Fi Ltd.(a)	97,979	1,760,031
National Australia Bank Ltd.	11,738	266,973
Qantas Airways Ltd.	243,999	1,074,176
		10,559,921

Belgium–0.81%
S.A. D’Ieteren N.V.	18,562	868,056

Canada–7.46%
Canadian National Railway Co.	26,477	2,148,213
Capital Power Corp.(a)	110,709	2,076,140
IGM Financial, Inc.	66,940	2,076,051
Superior Plus Corp.(a)	198,633	1,749,153
		8,049,557

China–1.10%
Yangzijiang Shipbuilding Holdings Ltd.	1,372,400	1,186,197

Finland–3.88%
Orion Oyj–Class B	34,292	2,189,414
UPM-Kymmene Oyj	69,854	1,991,402
		4,180,816

France–0.23%
Neopost S.A.	5,369	249,274

Germany–1.84%
TUI AG	136,539	1,988,263

Hong Kong–4.05%
CLP Holdings Ltd.	181,500	1,920,192
HK Electric Investments and HK Electric Investments Ltd.–REGS(b)	1,515,000	1,393,237
NWS Holdings Ltd.	539,000	1,060,396
		4,373,825

Israel–0.73%
Bezeq The Israeli Telecommunication Corp. Ltd.	237,732	394,948
Paz Oil Co. Ltd.	2,329	397,473
		792,421

Japan–5.37%
Aoyama Trading Co., Ltd.	49,500	1,764,931
K’s Holdings Corp.(a)	112,700	2,202,575
mixi, Inc.(a)	32,900	1,824,803
		5,792,309

	Shares	Value
New Zealand–5.84%
Air New Zealand Ltd.	510,634	$1,219,951
Contact Energy Ltd.	426,914	1,630,021
Mercury NZ Ltd.	153,908	374,792
Meridian Energy Ltd.	387,756	826,926
Spark New Zealand Ltd.	808,944	2,243,165
		6,294,855

Norway–1.74%
Marine Harvest ASA	109,927	1,881,570

Singapore–2.87%
SATS Ltd.	234,900	871,832
Venture Corp. Ltd.	253,700	2,220,428
		3,092,260

Sweden–1.76%
Intrum Justitia AB(a)	55,677	1,898,415

Switzerland–1.88%
Adecco Group AG	26,657	2,029,313

United Kingdom–10.14%
BP PLC	329,554	1,903,853
Go-Ahead Group PLC	25,404	582,008
PageGroup PLC	256,084	1,586,967
Persimmon PLC	73,345	2,141,742
QinetiQ Group PLC	508,337	1,790,379
SSE PLC	41,802	791,086
Vodafone Group PLC	753,322	2,136,485
		10,932,520

United States–39.38%
Aaron’s, Inc.	20,238	787,258
AGNC Investment Corp.	96,145	2,046,927
Annaly Capital Management, Inc.	169,977	2,048,223
AT&T Inc.	33,187	1,252,145
Best Buy Co., Inc.	4,164	238,722
CenturyLink Inc.(a)	76,550	1,828,014
Chimera Investment Corp.	94,630	1,762,957
CYS Investments, Inc.	244,138	2,053,201
EastGroup Properties, Inc.	24,817	2,079,665
Entergy Corp.	19,700	1,512,369
Gilead Sciences, Inc.	27,577	1,951,900
HP Inc.	115,199	2,013,679
Lexington Realty Trust	176,441	1,748,530
Macy’s, Inc.	73,908	1,717,622
Merck & Co., Inc.	31,651	2,028,513
Office Depot, Inc.	391,525	2,208,201
Piedmont Office Realty Trust Inc.–Class A	88,178	1,858,792
PS Business Parks, Inc.	14,702	1,946,398
Staples, Inc.	241,627	2,433,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
United States–(continued)
Two Harbors Investment Corp.	193,934	$1,921,886
Wal-Mart Stores, Inc.	30,716	2,324,587
Washington Prime Group Inc.	76,207	637,853
WellCare Health Plans Inc.(c)	12,649	2,271,254
Williams Cos., Inc. (The)	59,441	1,799,872
		42,471,752
Total Common Stocks & Other Equity Interests (Cost $99,411,920)		106,641,324

Money Market Funds–0.65%
Government & Agency Portfolio–Institutional Class, 0.89%(d)	419,888	419,888
Treasury Portfolio–Institutional Class, 0.85%(d)	279,926	279,926
Total Money Market Funds (Cost $699,814)		699,814
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.52% (Cost $100,111,734)		107,341,138

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.59%
Government & Agency Portfolio–Institutional Class, 0.89% (Cost $10,345,239)(d)(e)	10,345,239	$10,345,239
TOTAL INVESTMENTS–109.11% (Cost $110,456,973)		117,686,377
OTHER ASSETS LESS LIABILITIES–(9.11)%		(9,823,520)
NET ASSETS–100.00%		$107,862,857

Investment Abbreviations:

REGS – Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2017.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2017 represented 1.29% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2017

Consumer Discretionary	18.2%
Industrials	14.3
Utilities	11.4
Financials	11.3
Health Care	9.8
Real Estate	7.7
Telecommunication Services	7.3
Information Technology	5.9
Consumer Staples	5.6
Energy	3.8
Materials	3.6
Money Market Funds Plus Other Assets Less Liabilities	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $99,411,920)*	$106,641,324
Investments in affiliated money market funds, at value and cost	11,045,053
Total investments, at value (Cost $110,456,973)	117,686,377
Foreign currencies, at value (Cost $694,271)	700,958
Receivable for:
Deposits with brokers for open futures contracts	22,000
Fund shares sold	74,837
Dividends	782,767
Investment for trustee deferred compensation and retirement plans	85,187
Unrealized appreciation on forward foreign currency contracts outstanding	200,896
Other assets	46,351
Total assets	119,599,373

Liabilities:
Payable for:
Fund shares reacquired	183,874
Collateral upon return of securities loaned	10,345,239
Variation margin — futures	2,837
Accrued fees to affiliates	75,411
Accrued trustees’ and officers’ fees and benefits	5,036
Accrued other operating expenses	61,655
Trustee deferred compensation and retirement plans	94,519
Unrealized depreciation on forward foreign currency contracts outstanding	967,945
Total liabilities	11,736,516
Net assets applicable to shares outstanding	$107,862,857

Net assets consist of:
Shares of beneficial interest	$178,856,168
Undistributed net investment income	652,015
Undistributed net realized gain (loss)	(78,122,553)
Net unrealized appreciation	6,477,227
$107,862,857

Net Assets:
Class A	$90,432,702
Class B	$728,834
Class C	$9,467,990
Class R	$1,583,005
Class Y	$4,647,104
Class R5	$992,973
Class R6	$10,249

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,759,737
Class B	57,544
Class C	748,672
Class R	118,156
Class Y	346,600
Class R5	73,344
Class R6	757
Class A:
Net asset value per share	$13.38
Maximum offering price per share
(Net asset value of $13.38 ÷ 94.50%)	$14.16
Class B:
Net asset value and offering price per share	$12.67
Class C:
Net asset value and offering price per share	$12.65
Class R:
Net asset value and offering price per share	$13.40
Class Y:
Net asset value and offering price per share	$13.41
Class R5:
Net asset value and offering price per share	$13.54
Class R6:
Net asset value and offering price per share	$13.54

*	At June 30, 2017, securities with an aggregate value of $9,812,258 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $133,842)	$2,842,134
Dividends from affiliated money market funds (includes securities lending income of $14,971)	22,205
Total investment income	2,864,339

Expenses:
Advisory fees	436,300
Administrative services fees	24,795
Custodian fees	12,700
Distribution fees:
Class A	114,306
Class B	4,587
Class C	49,641
Class R	3,731
Transfer agent fees — A, B, C, R and Y	142,161
Transfer agent fees — R5	509
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	12,142
Registration and filing fees	42,493
Reports to shareholders	44,049
Professional services fees	39,782
Other	10,112
Total expenses	937,311
Less: Fees waived and expense offset arrangement(s)	(3,318)
Net expenses	933,993
Net investment income	1,930,346

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,869,507
Foreign currencies	(40,469)
Forward foreign currency contracts	(584,872)
Futures contracts	172,472
2,416,638
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,739,293
Foreign currencies	25,779
Forward foreign currency contracts	(767,049)
Futures contracts	3,663
6,001,686
Net realized and unrealized gain	8,418,324
Net increase in net assets resulting from operations	$10,348,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$1,930,346	$3,767,572
Net realized gain (loss)	2,416,638	(2,033,775)
Change in net unrealized appreciation	6,001,686	2,468,505
Net increase in net assets resulting from operations	10,348,670	4,202,302

Distributions to shareholders from net investment income:
Class A	(1,416,207)	(3,600,966)
Class B	(10,145)	(41,779)
Class C	(114,582)	(325,800)
Class R	(21,630)	(46,674)
Class Y	(77,462)	(150,047)
Class R5	(18,531)	(53,603)
Class R6	(90)	—
Total distributions from net investment income	(1,658,647)	(4,218,869)

Share transactions–net:
Class A	(9,018,464)	(16,316,528)
Class B	(451,361)	(864,046)
Class C	(1,619,799)	(2,608,033)
Class R	69,743	12,401
Class Y	995,649	(878,112)
Class R5	(90,844)	(988,657)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(10,105,076)	(21,642,975)
Net increase (decrease) in net assets	(1,415,053)	(21,659,542)

Net assets:
Beginning of period	109,277,910	130,937,452
End of period (includes undistributed net investment income of $652,015 and $380,316, respectively)	$107,862,857	$109,277,910

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Global Low Volatility Equity Yield Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Global Low Volatility Equity Yield Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

11                         Invesco Global Low Volatility Equity Yield Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended June 30, 2017, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed

12                         Invesco Global Low Volatility Equity Yield Fund

below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2017, the Adviser waived advisory fees of $1,403.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $4,498 in front-end sales commissions from the sale of Class A shares and $15 and $137 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2017, there were transfers from Level 1 to Level 2 of $7,156,898 and from Level 2 to Level 1 of $18,535,335, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$9,485,745	$1,074,176	$—	$10,559,921
Belgium	—	868,056	—	868,056
Canada	8,049,557	—	—	8,049,557
China	1,186,197	—	—	1,186,197

13                         Invesco Global Low Volatility Equity Yield Fund

	Level 1	Level 2	Level 3	Total
Finland	$4,180,816	$—	$—	$4,180,816
France	249,274	—	—	249,274
Germany	—	1,988,263	—	1,988,263
Hong Kong	4,373,825	—	—	4,373,825
Israel	394,948	397,473	—	792,421
Japan	—	5,792,309	—	5,792,309
New Zealand	3,676,898	2,617,957	—	6,294,855
Norway	1,881,570	—	—	1,881,570
Singapore	3,092,260	—	—	3,092,260
Sweden	—	1,898,415	—	1,898,415
Switzerland	—	2,029,313	—	2,029,313
United Kingdom	7,238,288	3,694,232	—	10,932,520
United States	42,471,752	—	—	42,471,752
Money Market Funds	11,045,053	—	—	11,045,053
	97,326,183	20,360,194	—	117,686,377
Forward Foreign Currency Contracts*	—	(767,049)	—	(767,049)
Futures Contracts*	924	—	—	924
Total Investments	$97,327,107	$19,593,145	$—	$116,920,252

*	Net unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/14/17	State Street Bank and Trust Co.	AUD	2,970,000	USD	9,778,472	$9,967,490	$(189,018)
07/14/17	State Street Bank and Trust Co.	CAD	9,960,000	USD	7,523,669	7,682,360	(158,691)
07/14/17	State Street Bank and Trust Co.	CHF	1,860,000	USD	1,924,161	1,941,484	(17,323)
07/14/17	State Street Bank and Trust Co.	EUR	8,640,000	USD	9,697,709	9,875,934	(178,225)
07/14/17	State Street Bank and Trust Co.	GBP	8,790,000	USD	11,198,583	11,454,081	(255,498)
07/14/17	State Street Bank and Trust Co.	JPY	675,000,000	USD	6,141,673	6,005,440	136,233
07/14/17	State Street Bank and Trust Co.	NOK	15,800,000	USD	1,874,687	1,893,114	(18,427)
07/14/17	State Street Bank and Trust Co.	NZD	8,175,000	USD	5,914,365	5,989,408	(75,043)
07/14/17	State Street Bank and Trust Co.	SEK	16,400,000	USD	1,888,672	1,947,957	(59,285)
07/14/17	State Street Bank and Trust Co.	SGD	5,775,000	USD	4,179,062	4,195,497	(16,435)
07/14/17	State Street Bank and Trust Co.	USD	2,517,879	EUR	2,250,000	2,571,857	53,978
07/14/17	State Street Bank and Trust Co.	USD	589,796	GBP	460,000	599,417	9,621
07/14/17	State Street Bank and Trust Co.	USD	106,772	NOK	900,000	107,836	1,064
Total Open Forward Foreign Currency Contracts — Currency Risk							$(767,049)

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc

EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona

SGD	– Singapore Dollar
USD	– U.S. Dollar

14                         Invesco Global Low Volatility Equity Yield Fund

Open Futures Contracts — Equity Risk(a)
Type of Futures Contracts	Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
SGX NIKKEI 225 Index	Long	3	September-2017	$266,738	$924

(a)	Futures contracts collateralized by $22,000 cash held with Merrill Lynch & Co., Inc., the futures commission merchant.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2017:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$924	$924
Unrealized appreciation on forward foreign currency contracts outstanding	200,896	—	200,896
Total Derivative Assets	200,896	924	201,820
Derivatives not subject to master netting agreements	—	(924)	(924)
Total Derivative Assets subject to master netting agreements	$200,896	$—	$200,896

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$—	$—
Unrealized depreciation on forward foreign currency contracts outstanding	(967,945)	—	(967,945)
Total Derivative Liabilities	(967,945)	—	(967,945)
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Liabilities subject to master netting agreements	$(967,945)	$—	$(967,945)

(a)	Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank and Trust Co.	$200,896	$(967,945)	$(767,049)	$—	$—	$(767,049)

Effect of Derivative Investments for the six months ended June 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(584,872)	$—	$(584,872)
Futures contracts	—	172,472	172,472
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(767,049)	—	(767,049)
Futures contracts	—	3,663	3,663
Total	$(1,351,921)	$176,135	$(1,175,786)

The table below summarizes the five months average notional value of forward foreign currency contracts and the six months average notional value of futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$51,263,971	$2,048,092

15                         Invesco Global Low Volatility Equity Yield Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,915.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$65,336,393	$—	$65,336,393
Not subject to expiration	14,709,089	497,448	15,206,537
	$80,045,482	$497,448	$80,542,930

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $37,528,804 and $46,703,271, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,931,926
Aggregate unrealized (depreciation) of investment securities	(3,702,522)
Net unrealized appreciation of investment securities	$7,229,404

Cost of investments is the same for financial reporting and for tax purposes.

16                         Invesco Global Low Volatility Equity Yield Fund

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	156,724	$2,055,225	353,426	$4,436,908
Class B	377	4,802	1,728	20,734
Class C	25,452	315,396	57,591	682,337
Class R	9,318	122,506	12,784	160,376
Class Y	219,783	2,875,880	247,419	3,138,248
Class R5	15,309	201,117	28,803	354,117
Class R6(b)	757	10,000	—	—

Issued as reinvestment of dividends:
Class A	100,708	1,326,995	270,902	3,433,001
Class B	803	10,002	3,422	41,094
Class C	8,375	104,287	24,872	298,020
Class R	1,638	21,630	3,670	46,574
Class Y	4,646	61,349	7,347	93,275
Class R5	1,390	18,531	4,177	53,603

Automatic conversion of Class B shares to Class A shares:
Class A	27,412	360,089	52,890	662,318
Class B	(28,983)	(360,089)	(55,914)	(662,318)

Reacquired:
Class A	(977,858)	(12,760,773)	(1,968,836)	(24,848,755)
Class B	(8,709)	(106,076)	(22,127)	(263,556)
Class C	(164,933)	(2,039,482)	(303,245)	(3,588,390)
Class R	(5,680)	(74,393)	(15,339)	(194,549)
Class Y	(147,267)	(1,941,580)	(328,003)	(4,109,635)
Class R5	(23,550)	(310,492)	(112,298)	(1,396,377)
Net increase (decrease) in share activity	(784,288)	$(10,105,076)	(1,736,731)	$(21,642,975)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date April 4, 2017

17                         Invesco Global Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/17	$12.37	$0.23	$0.98	$1.21	$(0.20)	$13.38	9.86%	$90,433	1.65	%(d)	1.65	%(d)	3.60	%(d)	35%
Year ended 12/31/16	12.40	0.40	0.02	0.42	(0.45)	12.37	3.34	92,154	1.49		1.52		3.14		83
Year ended 12/31/15	13.89	0.48	(1.44)	(0.96)	(0.53)	12.40	(7.02)	108,429	1.48		1.52		3.60		94
Year ended 12/31/14	14.44	0.53	(0.55)	(0.02)	(0.53)	13.89	(0.33)	140,461	1.45		1.46		3.55		64
Year ended 12/31/13	11.38	0.27	3.05	3.32	(0.26)	14.44	29.32	117,234	1.54		1.54		2.10		103
Year ended 12/31/12	10.28	0.13	1.24	1.37	(0.27)	11.38	13.32	94,785	1.63		1.63		1.21		72
Class B
Six months ended 06/30/17	11.71	0.17	0.93	1.10	(0.14)	12.67	9.48	729	2.40	(d)	2.40	(d)	2.85	(d)	35
Year ended 12/31/16	11.74	0.29	0.02	0.31	(0.34)	11.71	2.56	1,101	2.24		2.27		2.39		83
Year ended 12/31/15	13.14	0.36	(1.36)	(1.00)	(0.40)	11.74	(7.65)	1,959	2.23		2.27		2.85		94
Year ended 12/31/14	13.66	0.39	(0.52)	(0.13)	(0.39)	13.14	(1.08)	3,580	2.20		2.21		2.80		64
Year ended 12/31/13	10.81	0.16	2.89	3.05	(0.20)	13.66	28.34	5,434	2.29		2.29		1.35		103
Year ended 12/31/12	9.74	0.05	1.17	1.22	(0.15)	10.81	12.53	6,626	2.38		2.38		0.46		72
Class C
Six months ended 06/30/17	11.69	0.17	0.93	1.10	(0.14)	12.65	9.49	9,468	2.40	(d)	2.40	(d)	2.85	(d)	35
Year ended 12/31/16	11.72	0.28	0.02	0.30	(0.33)	11.69	2.56	10,283	2.24		2.27		2.39		83
Year ended 12/31/15	13.13	0.36	(1.37)	(1.01)	(0.40)	11.72	(7.74)	12,900	2.23		2.27		2.85		94
Year ended 12/31/14	13.66	0.40	(0.52)	(0.12)	(0.41)	13.13	(1.06)	18,936	2.20		2.21		2.80		64
Year ended 12/31/13	10.79	0.17	2.89	3.06	(0.19)	13.66	28.42	14,099	2.29		2.29		1.35		103
Year ended 12/31/12	9.73	0.05	1.16	1.21	(0.15)	10.79	12.44	8,864	2.38		2.38		0.46		72
Class R
Six months ended 06/30/17	12.38	0.22	0.99	1.21	(0.19)	13.40	9.79	1,583	1.90	(d)	1.90	(d)	3.35	(d)	35
Year ended 12/31/16	12.42	0.37	0.01	0.38	(0.42)	12.38	3.00	1,398	1.74		1.77		2.89		83
Year ended 12/31/15	13.91	0.44	(1.44)	(1.00)	(0.49)	12.42	(7.24)	1,388	1.73		1.77		3.35		94
Year ended 12/31/14	14.46	0.49	(0.55)	(0.06)	(0.49)	13.91	(0.58)	1,627	1.70		1.71		3.30		64
Year ended 12/31/13	11.41	0.25	3.05	3.30	(0.25)	14.46	29.00	1,351	1.79		1.79		1.85		103
Year ended 12/31/12	10.30	0.11	1.23	1.34	(0.23)	11.41	13.01	931	1.88		1.88		0.96		72
Class Y
Six months ended 06/30/17	12.39	0.25	0.99	1.24	(0.22)	13.41	10.06	4,647	1.40	(d)	1.40	(d)	3.85	(d)	35
Year ended 12/31/16	12.42	0.43	0.02	0.45	(0.48)	12.39	3.60	3,339	1.24		1.27		3.39		83
Year ended 12/31/15	13.92	0.52	(1.46)	(0.94)	(0.56)	12.42	(6.90)	4,257	1.23		1.27		3.85		94
Year ended 12/31/14	14.49	0.57	(0.55)	0.02	(0.59)	13.92	(0.04)	10,067	1.20		1.21		3.80		64
Year ended 12/31/13	11.38	0.32	3.04	3.36	(0.25)	14.49	29.63	3,176	1.29		1.29		2.35		103
Year ended 12/31/12	10.29	0.16	1.23	1.39	(0.30)	11.38	13.55	756	1.38		1.38		1.46		72
Class R5
Six months ended 06/30/17	12.52	0.29	0.97	1.26	(0.24)	13.54	10.08	993	1.24	(d)	1.24	(d)	4.01	(d)	35
Year ended 12/31/16	12.56	0.45	0.02	0.47	(0.51)	12.52	3.67	1,004	1.10		1.10		3.53		83
Year ended 12/31/15	14.08	0.56	(1.49)	(0.93)	(0.59)	12.56	(6.66)	2,004	1.05		1.05		4.03		94
Year ended 12/31/14	14.63	0.61	(0.55)	0.06	(0.61)	14.08	0.21	13,373	0.97		0.98		4.03		64
Year ended 12/31/13	11.49	0.35	3.08	3.43	(0.29)	14.63	29.99	25,230	1.02		1.02		2.62		103
Year ended 12/31/12	10.39	0.20	1.25	1.45	(0.35)	11.49	13.96	18,609	1.06		1.06		1.78		72
Class R6
Six months ended 06/30/17(e)	13.27	0.13	0.26	0.39	(0.12)	13.54	2.93	10	1.19	(d)	1.19	(d)	4.06	(d)	35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $92,203, $925, $10,011, $1,505, $4,302, $1,029 and $10 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date April 4, 2017.

18                         Invesco Global Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through June 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,098.60	$8.59	$1,016.61	$8.25	1.65%
B	1,000.00	1,094.80	12.47	1,012.89	11.98	2.40
C	1,000.00	1,094.90	12.47	1,012.89	11.98	2.40
R	1,000.00	1,097.90	9.88	1,015.37	9.49	1.90
Y	1,000.00	1,100.60	7.29	1,017.85	7.00	1.40
R5	1,000.00	1,100.80	6.46	1,018.65	6.21	1.24
R6	1,000.00	1,029.30	2.91	1,018.89	5.96	1.19

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017 (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 88 (as of close of business April 4, 2017 through June 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

19                         Invesco Global Low Volatility Equity Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Low Volatility Equity Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Global Equity Income Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense

20                         Invesco Global Low Volatility Equity Yield Fund

group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21                         Invesco Global Low Volatility Equity Yield Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Low Volatility Equity Yield Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Global Low Volatility Equity Yield Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	2,534,737	332,807	172,255	1,296,160
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	2,653,347	194,937	191,518	1,296,157
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	2,575,573	277,014	187,212	1,296,160

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

22                         Invesco Global Low Volatility Equity Yield Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                      Invesco Distributors, Inc.                                                                                 GLVEY-SAR-1             08142017      1041

Semiannual Report to Shareholders	June 30, 2017

Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ∎ B: BLIAX ∎ C: CLIAX ∎ R: RLIAX ∎ Y: ALAYX ∎ R5: ILAAX ∎ R6: IIASX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.61%
Class B Shares	4.22
Class C Shares	4.22
Class R Shares	4.39
Class Y Shares	4.74
Class R5 Shares	4.74
Class R6 Shares*	4.59
S&P 500 Index▼ (Broad Market Index)	9.34
Custom Invesco Income Allocation Index∎ (Style-Specific Index)	4.80
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	4.47
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is composed of the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts.

    The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated taxable bonds that are rated investment grade or below investment grade.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	5.25%
10 Years	4.42
5 Years	5.46
1 Year	1.20

Class B Shares
Inception (10/31/05)	5.22%
10 Years	4.41
5 Years	5.55
1 Year	1.27

Class C Shares
Inception (10/31/05)	4.97%
10 Years	4.23
5 Years	5.86
1 Year	5.18

Class R Shares
Inception (10/31/05)	5.49%
10 Years	4.75
5 Years	6.39
1 Year	6.72

Class Y Shares
10 Years	5.25%
5 Years	6.92
1 Year	7.35

Class R5 Shares
Inception (10/31/05)	6.03%
10 Years	5.28
5 Years	6.92
1 Year	7.35

Class R6 Shares
10 Years	5.02%
5 Years	6.65
1 Year	7.05

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.83%, 1.58%, 1.58%, 1.08%, 0.58%, 0.58% and 0.58%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.04%, 1.79%, 1.79%, 1.29%, 0.79%, 0.76% and 0.71%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.58% for Invesco Income Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

3                      Invesco Income Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Income Allocation Fund

Schedule of Investments

June 30, 2017

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–100.24%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Domestic Equity Funds–19.64%
Invesco Dividend Income Fund–Class R6	12.64%	$74,474,425	$7,069,799	$(7,922,123)	$816,862	$817,215	$815,638	3,142,220	$75,256,178
PowerShares Russell Top 200 Pure Value Portfolio–ETF	7.00%	42,453,635	3,337,069	(6,158,205)	541,061	1,476,456	230,005	1,157,588	41,650,016
Total Domestic Equity Funds		116,928,060	10,406,868	(14,080,328)	1,357,923	2,293,671	1,045,643		116,906,194

Fixed-Income Funds–68.05%
Invesco Core Plus Bond Fund–Class R6	13.40%	75,090,646	5,149,558	(2,103,316)	1,704,382	(41,997)	1,238,385	7,307,626	79,799,273
Invesco Corporate Bond Fund–Class R6	4.72%	21,390,278	5,974,906	—	758,182	—	476,894	3,785,110	28,123,366
Invesco Floating Rate Fund–Class R6	7.21%	37,549,311	5,505,569	—	(125,733)	—	829,400	5,685,980	42,929,147
Invesco High Yield Fund–Class R6	7.21%	37,558,161	4,922,645	(14,120)	455,325	(1,345)	1,075,805	10,244,636	42,920,666
Invesco Multi-Asset Income Fund–Class R6	9.90%	50,848,603	5,686,323	(162,329)	2,549,447	(5,204)	1,278,865	5,380,533	58,916,840
Invesco Quality Income Fund–Class R5	11.67%	51,085,730	18,703,335	—	(334,830)	—	1,060,514	5,744,407	69,454,235
PowerShares 1-30 Laddered Treasury Portfolio–ETF	3.46%	21,403,902	1,284,938	(2,644,521)	720,617	(175,630)	222,915	629,835	20,589,306
PowerShares Emerging Markets Sovereign Debt Portfolio–ETF	5.20%	26,630,246	3,469,103	(95,781)	959,731	(7,200)	731,223	1,057,605	30,956,099
PowerShares Variable Rate Preferred Portfolio–ETF	5.28%	26,798,272	2,989,277	(108,707)	1,742,842	(3,471)	701,853	1,201,002	31,418,213
Total Fixed-Income Funds		348,355,149	53,685,654	(5,128,774)	8,429,963	(234,847)	7,615,854		405,107,145

Foreign Equity Funds–5.47%
PowerShares International Dividend Achievers Portfolio–ETF	0.00%	16,082,900	497,700	(17,291,780)	1,865,987	(1,154,807)	18,993	—	—
Power Shares S&P International Developed Low Voltaility Portfolio–ETF	5.47%	16,110,068	14,291,323	(386,102)	2,592,275	(15,110)	339,118	1,008,742	32,592,454
Total Foreign Equity Funds		32,192,968	14,789,023	(17,677,882)	4,458,262	(1,169,917)	358,111		32,592,454

Real Estate Funds–6.18%
Invesco Global Real Estate Income Fund–Class R6	6.18%	37,612,781	2,340,647	(4,422,835)	1,358,127	(80,684)	505,551	4,112,630	36,808,036

Money Market Funds–0.90%
Government & Agency Portfolio–Institutional Class, 0.89%(b)	0.54%	3,256,080	23,905,065	(23,941,914)	—	—	6,428	3,219,231	3,219,231
Treasury Portfolio–Institutional Class, 0.85%(b)	0.36%	2,170,720	15,936,710	(15,961,276)	—	—	3,967	2,146,154	2,146,154
Total Money Market Funds		5,426,800	39,841,775	(39,903,190)	—	—	10,395		5,365,385
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $559,895,344)	100.24%	$540,515,758	$121,063,967	$(81,213,009)	$15,604,275	$808,223	$9,535,554		$596,779,214
OTHER ASSETS LESS LIABILITIES	(0.24)%								(1,451,577)
NET ASSETS	100.00%								$595,327,637

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition†

Asset Allocation*	% of Total Investments as of 06/30/2017
Fixed Income	68.6%
U.S. Equities	19.7
Alternatives	6.2
International Equities	5.5

*	Excluding money market funds.
†	Based on Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $559,895,344)	$596,779,214
Receivable for:
Fund shares sold	2,890,658
Fund expenses absorbed	8,265
Investment for trustee deferred compensation and retirement plans	45,796
Other assets	51,445
Total assets	599,775,378

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	2,274,002
Fund shares reacquired	1,729,017
Accrued fees to affiliates	310,986
Accrued trustees’ and officers’ fees and benefits	6,030
Accrued other operating expenses	77,126
Trustee deferred compensation and retirement plans	50,580
Total liabilities	4,447,741
Net assets applicable to shares outstanding	$595,327,637

Net assets consist of:
Shares of beneficial interest	$568,741,865
Undistributed net investment income	721,374
Undistributed net realized gain (loss)	(11,019,472)
Net unrealized appreciation	36,883,870
$595,327,637

Net Assets:
Class A	$382,215,171
Class B	$1,354,860
Class C	$136,968,898
Class R	$5,569,836
Class Y	$67,134,003
Class R5	$2,074,774
Class R6	$10,095

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,184,506
Class B	117,391
Class C	11,878,981
Class R	483,317
Class Y	5,829,394
Class R5	180,120
Class R6	876
Class A:
Net asset value per share	$11.52
Maximum offering price per share
(Net asset value of $11.52 ÷ 94.50%)	$12.19
Class B:
Net asset value and offering price per share	$11.54
Class C:
Net asset value and offering price per share	$11.53
Class R:
Net asset value and offering price per share	$11.52
Class Y:
Net asset value and offering price per share	$11.52
Class R5:
Net asset value and offering price per share	$11.52
Class R6:
Net asset value and offering price per share	$11.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$9,535,554

Expenses:
Administrative services fees	78,517
Custodian fees	15,010
Distribution fees:
Class A	468,135
Class B	8,456
Class C	651,769
Class R	13,927
Transfer agent fees — A, B, C, R and Y	332,192
Transfer agent fees — R5	450
Transfer agent fees — R6	1
Trustees’ and officers’ fees and benefits	14,881
Registration and filing fees	63,948
Reports to shareholders	82,511
Professional services fees	22,513
Other	9,046
Total expenses	1,761,356
Less: Expenses reimbursed and expense offset arrangement(s)	(619,559)
Net expenses	1,141,797
Net investment income	8,393,757

Realized and unrealized gain from investments in affiliated underlying fund shares
Net realized gain on sales of affiliated underlying fund shares	808,223
Change in net unrealized appreciation of affiliated underlying fund shares	15,604,275
Net gain from affiliated underlying funds	16,412,498
Net increase in net assets resulting from operations	$24,806,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$8,393,757	$16,660,112
Net realized gain (loss)	808,223	(5,077,184)
Change in net unrealized appreciation	15,604,275	28,540,317
Net increase in net assets resulting from operations	24,806,255	40,123,245

Distributions to shareholders from net investment income:
Class A	(6,713,497)	(10,786,287)
Class B	(24,180)	(60,603)
Class C	(1,846,389)	(2,823,247)
Class R	(93,564)	(117,720)
Class Y	(987,896)	(840,367)
Class R5	(23,857)	(30,206)
Class R6	(94)	—
Total distributions from net investment income	(9,689,477)	(14,658,430)

Distributions to shareholders from net realized gains:
Class A	—	(1,786,804)
Class B	—	(10,472)
Class C	—	(604,333)
Class R	—	(24,654)
Class Y	—	(163,653)
Class R5	—	(4,070)
Total distributions from net realized gains	—	(2,593,986)

Share transactions–net:
Class A	(146,921)	73,336,171
Class B	(731,940)	(986,779)
Class C	8,191,102	18,522,029
Class R	406,099	1,783,350
Class Y	30,955,469	19,395,146
Class R5	1,224,727	(64,705)
Class R6	10,000	—
Net increase in net assets resulting from share transactions	39,908,536	111,985,212
Net increase in net assets	55,025,314	134,856,041

Net assets:
Beginning of period	540,302,323	405,446,282
End of period (includes undistributed net investment income of $721,374 and $2,017,094, respectively)	$595,327,637	$540,302,323
Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

8                         Invesco Income Allocation Fund

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

9                         Invesco Income Allocation Fund

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2018, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00%, 0.00% and 0.00%, respectively, of average daily net assets (the “expense limits”). In

10                         Invesco Income Allocation Fund

determining Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2017, the Adviser reimbursed fund level expenses of $286,916 and reimbursed class level expenses of $220,010, $994, $76,578, $3,273, $30,066, $450 and $1 of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $105,320 in front-end sales commissions from the sale of Class A shares and $10,204 and $6,774 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,271.

11                         Invesco Income Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2016:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,179,948	$—	$4,179,948

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $81,222,192 and $41,309,819, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$31,249,394
Aggregate unrealized (depreciation) of investment securities	(2,013,269)
Net unrealized appreciation of investment securities	$29,236,125

Cost of investments for tax purposes is $567,543,089.

12                         Invesco Income Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	5,054,665	$57,708,412	13,487,878	$149,016,802
Class B	1,020	11,712	34,495	382,647
Class C	2,339,739	26,785,383	5,003,251	55,440,617
Class R	106,415	1,214,223	223,894	2,487,511
Class Y	3,455,786	39,481,809	2,542,320	28,076,340
Class R5	115,064	1,321,762	31,419	344,822
Class R6(b)	876	10,000	—	—

Issued as reinvestment of dividends:
Class A	511,736	5,834,804	989,399	10,913,727
Class B	1,901	21,696	5,729	63,046
Class C	135,891	1,551,782	265,346	2,930,437
Class R	8,199	93,564	12,882	142,374
Class Y	58,549	668,424	69,307	766,956
Class R5	2,064	23,608	3,062	33,746

Automatic conversion of Class B shares to Class A shares:
Class A	56,961	651,041	89,076	973,564
Class B	(56,850)	(651,041)	(88,886)	(973,564)

Reacquired:
Class A	(5,634,868)	(64,341,178)	(7,887,261)	(87,567,922)
Class B	(10,038)	(114,307)	(41,765)	(458,908)
Class C	(1,760,308)	(20,146,063)	(3,603,448)	(39,849,025)
Class R	(78,507)	(901,688)	(76,211)	(846,535)
Class Y	(807,567)	(9,194,764)	(856,588)	(9,448,150)
Class R5	(10,554)	(120,643)	(40,638)	(443,273)
Net increase in share activity	3,490,174	$39,908,536	10,163,261	$111,985,212

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

13                         Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$11.21	$0.17	$0.34	$0.51	$(0.20)	$—	$(0.20)	$11.52	4.61%	$382,215	0.25	%(e)	0.47	%(e)	3.13	%(e)	7%
Year ended 12/31/16	10.66	0.40	0.56	0.96	(0.36)	(0.05)	(0.41)	11.21	9.15	372,141	0.25		0.46		3.64		38
Year ended 12/31/15	11.18	0.37	(0.48)	(0.11)	(0.40)	(0.01)	(0.41)	10.66	(1.08)	282,690	0.25		0.48		3.37		1
Year ended 12/31/14	10.69	0.38	0.51	0.89	(0.40)	—	(0.40)	11.18	8.44	199,834	0.25		0.52		3.42		4
Year ended 12/31/13	10.38	0.36	0.31	0.67	(0.36)	—	(0.36)	10.69	6.53	131,485	0.25		0.56		3.39		24
Year ended 12/31/12	9.62	0.40	0.72	1.12	(0.36)	—	(0.36)	10.38	11.83	85,518	0.26		0.63		3.96		20
Class B
Six months ended 06/30/17	11.23	0.13	0.34	0.47	(0.16)	—	(0.16)	11.54	4.22	1,355	1.00	(e)	1.22	(e)	2.38	(e)	7
Year ended 12/31/16	10.68	0.32	0.56	0.88	(0.28)	(0.05)	(0.33)	11.23	8.32	2,037	1.00		1.21		2.89		38
Year ended 12/31/15	11.19	0.29	(0.48)	(0.19)	(0.31)	(0.01)	(0.32)	10.68	(1.72)	2,903	1.00		1.23		2.62		1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	—	(0.32)	11.19	7.63	4,357	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	—	(0.28)	10.70	5.73	5,157	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	—	(0.28)	10.39	10.98	5,980	1.01		1.38		3.21		20
Class C
Six months ended 06/30/17	11.22	0.13	0.34	0.47	(0.16)	—	(0.16)	11.53	4.22	136,969	1.00	(e)	1.22	(e)	2.38	(e)	7
Year ended 12/31/16	10.67	0.32	0.56	0.88	(0.28)	(0.05)	(0.33)	11.22	8.33	125,281	1.00		1.21		2.89		38
Year ended 12/31/15	11.19	0.29	(0.49)	(0.20)	(0.31)	(0.01)	(0.32)	10.67	(1.81)	101,367	1.00		1.23		2.62		1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	—	(0.32)	11.19	7.63	68,771	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	—	(0.28)	10.70	5.73	38,400	1.00		1.31		2.64		24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	—	(0.28)	10.39	10.98	23,814	1.01		1.38		3.21		20
Class R
Six months ended 06/30/17	11.22	0.16	0.33	0.49	(0.19)	—	(0.19)	11.52	4.39	5,570	0.50	(e)	0.72	(e)	2.88	(e)	7
Year ended 12/31/16	10.67	0.37	0.56	0.93	(0.33)	(0.05)	(0.38)	11.22	8.87	5,016	0.50		0.71		3.39		38
Year ended 12/31/15	11.19	0.35	(0.49)	(0.14)	(0.37)	(0.01)	(0.38)	10.67	(1.32)	3,058	0.50		0.73		3.12		1
Year ended 12/31/14	10.69	0.35	0.52	0.87	(0.37)	—	(0.37)	11.19	8.26	3,073	0.50		0.77		3.17		4
Year ended 12/31/13	10.38	0.33	0.31	0.64	(0.33)	—	(0.33)	10.69	6.27	2,046	0.50		0.81		3.14		24
Year ended 12/31/12	9.62	0.38	0.72	1.10	(0.34)	—	(0.34)	10.38	11.55	1,899	0.51		0.88		3.71		20
Class Y
Six months ended 06/30/17	11.21	0.19	0.34	0.53	(0.22)	—	(0.22)	11.52	4.74	67,134	0.00	(e)	0.22	(e)	3.38	(e)	7
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	35,002	0.00		0.21		3.89		38
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	14,578	0.00		0.23		3.62		1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	—	(0.43)	11.18	8.71	14,031	0.00		0.27		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	—	(0.38)	10.69	6.80	2,697	0.00		0.31		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	—	(0.39)	10.38	12.12	2,302	0.01		0.38		4.21		20
Class R5
Six months ended 06/30/17	11.21	0.19	0.34	0.53	(0.22)	—	(0.22)	11.52	4.74	2,075	0.00	(e)	0.18	(e)	3.38	(e)	7
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	825	0.00		0.18		3.89		38
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	850	0.00		0.20		3.62		1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	—	(0.43)	11.18	8.71	882	0.00		0.23		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	—	(0.38)	10.69	6.80	283	0.00		0.27		3.64		24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	—	(0.39)	10.38	12.12	227	0.01		0.30		4.21		20
Class R6
Six months ended 06/30/17(f)	11.42	0.09	0.12	0.21	(0.11)	—	(0.11)	11.52	1.82	10	0.00	(e)	0.15	(e)	3.38	(e)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.58%, 0.58%, 0.62%, 0.62%, 0.60% and 0.65% for the six months ended June 30, 2017 and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $377,611, $1,705, $131,434, $5,617, $51,604, $1,175 and $10 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.

14                         Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017, through June 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through June 30, 2017.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,046.10	$1.27	$1,023.55	$1.25	0.25%
B	1,000.00	1,042.20	5.06	1,019.84	5.01	1.00
C	1,000.00	1,042.20	5.06	1,019.84	5.01	1.00
R	1,000.00	1,043.90	2.53	1,022.32	2.51	0.50
Y	1,000.00	1,047.40	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,047.40	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,018.20	0.00	1,024.79	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017 (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 88 (as of close of business April 4, 2017 through June 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

15                         Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Income Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco

16                         Invesco Income Allocation Fund

Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2018 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that Invesco Advisers and its affiliates manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. The Board noted that one of the mutual funds is also a fund of funds and Invesco Advisers does not charge advisory fees and the other fund is an actively managed fund for which Invesco advisers charges an advisory fee. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

17                         Invesco Income Allocation Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Income Allocation Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Income Allocation Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	15,195,765	1,022,653	1,174,836	7,421,513
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	15,593,753	566,814	1,232,698	7,421,502
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	15,314,074	843,528	1,235,661	7,421,504

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

18                         Invesco Income Allocation Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                              Invesco Distributors, Inc.                                                                          INCAL-SAR-1             08112017      0813

Semiannual Report to Shareholders	June 30, 2017

Invesco International Allocation Fund
Nasdaq:
A: AINAX ∎ B: INABX ∎ C: INACX ∎ R: RINAX ∎ Y: AINYX ∎ R5: INAIX ∎ R6: INASX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.74%
Class B Shares	13.31
Class C Shares	13.31
Class R Shares	13.53
Class Y Shares	13.80
Class R5 Shares	13.86
Class R6 Shares*	13.95
MSCI All Country World ex-U.S. Index▼ (Broad Market/Style-Specific Index)	14.10
Lipper International Multi-Cap Core Funds Index∎ (Peer Group Index)	13.97
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See below for more information.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A,

Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.47%, 2.22%, 2.22%, 1.72%, 1.22%, 1.03% and 0.98%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	3.82%
10 Years	0.26
5 Years	5.05
1 Year	11.81
Class B Shares
Inception (10/31/05)	3.79%
10 Years	0.22
5 Years	5.14
1 Year	12.47
Class C Shares
Inception (10/31/05)	3.55%
10 Years	0.08
5 Years	5.46
1 Year	16.47
Class R Shares
Inception (10/31/05)	4.07%
10 Years	0.59
5 Years	5.98
1 Year	18.07
Class Y Shares
10 Years	1.05%
5 Years	6.53
1 Year	18.64
Class R5 Shares
Inception (10/31/05)	4.68%
10 Years	1.18
5 Years	6.73
1 Year	18.78
Class R6 Shares
10 Years	0.85%
5 Years	6.30
1 Year	18.58

adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.77% for Invesco International Allocation Fund.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco ’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                             Invesco International Allocation Fund

Schedule of Investments

June 30, 2017

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–99.95%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/17	Value 06/30/17
Foreign Equity Funds–99.71%
Invesco Developing Markets Fund–Class R6	5.00%	$8,439,140	$142,156	$(2,386,783)	$362,939	$872,538	$—	221,394	$7,429,990
Invesco Emerging Market Equity Fund–Class R6	0.00%	6,428,043	—	(7,452,497)	992,335	32,119	—	—	—
Invesco International Companies Fund–Class R6	11.94%	7,076,519	10,244,749	(1,197,312)	1,425,939	211,638	—	1,472,764	17,761,533
Invesco International Core Equity Fund–Class R6	9.96%	25,302,263	153,126	(13,143,601)	(278,901)	2,778,074	—	1,298,068	14,810,961
Invesco International Growth Fund–Class R6	17.91%	25,428,052	53,394	(2,362,611)	2,469,458	1,040,506	—	756,930	26,628,799
Invesco International Small Company Fund–Class R6	7.01%	8,530,702	1,394,901	(1,244,467)	1,140,436	604,456	—	562,050	10,426,028
Invesco Low Volatility Emerging Markets Fund–Class R6	3.98%	—	5,885,122	—	38,975	—	—	649,572	5,924,097
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	17.92%	20,993,679	4,694,280	(1,443,722)	2,216,227	195,034	409,771	638,608	26,655,498
PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio–ETF	9.03%	9,903,303	2,890,507	(953,342)	1,422,820	168,336	127,940	430,225	13,431,624
PowerShares FTSE RAFI Emerging Markets Portfolio–ETF	6.00%	8,381,017	660,748	(890,569)	436,127	340,731	53,864	449,776	8,928,054
PowerShares International Dividend Achievers Portfolio–ETF	0.00%	9,873,401	166,542	(10,472,585)	(1,253,874)	1,686,516	11,318	—	—
PowerShares S&P International Developed Low Volatility Portfolio–ETF	10.96%	10,620,930	5,226,430	(1,083,353)	1,433,154	100,778	174,031	504,424	16,297,939
Total Foreign Equity Funds		140,977,049	31,511,955	(42,630,842)	10,405,635	8,030,726	776,924		148,294,523

Money Market Funds–0.24%
Government & Agency Portfolio–Institutional Class, 0.89%(b)	0.14%	137,443	6,364,986	(6,292,126)	—	—	845	210,303	210,303
Treasury Portfolio–Institutional Class, 0.85%(b)	0.10%	91,629	4,243,324	(4,194,751)	—	—	524	140,202	140,202
Total Money Market Funds		229,072	10,608,310	(10,486,877)	—	—	1,369		350,505
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $123,888,469)	99.95%	$141,206,121	$42,120,265	$(53,117,719)	$10,405,635	$8,030,726	$778,293		$148,645,028
OTHER ASSETS LESS LIABILITIES	0.05%								77,888
NET ASSETS	100.00%								$148,722,916

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition†

Asset Allocation*	% of Total Investments As of 06/30/17
Developed Markets	85.0%
Emerging Markets	15.0

*	Excluding money market funds.
†	Based on Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $123,888,469)	$148,645,028
Receivable for:
Investments sold	393,238
Fund shares sold	106,005
Dividends from affiliated underlying funds	302
Investment for trustee deferred compensation and retirement plans	61,130
Other assets	37,561
Total assets	149,243,264

Liabilities:
Payable for:
Fund shares reacquired	273,996
Accrued fees to affiliates	118,118
Accrued trustees’ and officers’ fees and benefits	5,113
Accrued other operating expenses	54,624
Trustee deferred compensation and retirement plans	68,497
Total liabilities	520,348
Net assets applicable to shares outstanding	$148,722,916

Net assets consist of:
Shares of beneficial interest	$201,953,787
Undistributed net investment income	792,990
Undistributed net realized gain (loss)	(78,780,420)
Net unrealized appreciation	24,756,559
$148,722,916

Net Assets:
Class A	$97,173,982
Class B	$889,602
Class C	$22,265,203
Class R	$4,257,519
Class Y	$17,062,565
Class R5	$7,063,470
Class R6	$10,575

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,572,368
Class B	78,602
Class C	1,967,470
Class R	375,725
Class Y	1,509,705
Class R5	622,663
Class R6	932
Class A:
Net asset value per share	$11.34
Maximum offering price per share
(Net asset value of $11.34 ÷ 94.50%)	$12.00
Class B:
Net asset value and offering price per share	$11.32
Class C:
Net asset value and offering price per share	$11.32
Class R:
Net asset value and offering price per share	$11.33
Class Y:
Net asset value and offering price per share	$11.30
Class R5:
Net asset value and offering price per share	$11.34
Class R6:
Net asset value and offering price per share	$11.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$778,293

Expenses:
Administrative services fees	24,794
Custodian fees	4,208
Distribution fees:
Class A	122,313
Class B	5,161
Class C	111,574
Class R	10,449
Transfer agent fees — A, B, C, R and Y	200,867
Transfer agent fees — R5	3,337
Trustees’ and officers’ fees and benefits	11,922
Registration and filing fees	44,340
Reports to shareholders	51,887
Professional services fees	19,094
Other	6,873
Total expenses	616,819
Less: Expense offset arrangement(s)	(2,105)
Net expenses	614,714
Net investment income	163,579

Realized and unrealized gain from investments in affiliated underlying fund shares
Net realized gain on sales of affiliated underlying fund shares	8,030,726
Change in net unrealized appreciation of affiliated underlying fund shares	10,405,635
Net gain from affiliated underlying funds	18,436,361
Net increase in net assets resulting from operations	$18,599,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$163,579	$2,157,090
Net realized gain (loss)	8,030,726	(17,640,642)
Change in net unrealized appreciation	10,405,635	23,943,662
Net increase in net assets resulting from operations	18,599,940	8,460,110

Distributions to shareholders from net investment income:
Class A	—	(1,451,855)
Class B	—	(7,916)
Class C	—	(143,016)
Class R	—	(52,478)
Class Y	—	(117,859)
Class R5	—	(116,009)
Total distributions from net investment income	—	(1,889,133)

Share transactions–net:
Class A	(16,204,947)	(12,820,980)
Class B	(407,407)	(1,238,145)
Class C	(2,424,540)	(2,762,874)
Class R	(638,728)	(962,366)
Class Y	8,591,302	(803,290)
Class R5	(16,483)	38,039
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(11,090,803)	(18,549,616)
Net increase (decrease) in net assets	7,509,137	(11,978,639)

Net assets:
Beginning of period	141,213,779	153,192,418
End of period (includes undistributed net investment income of $792,990 and $629,411, respectively)	$148,722,916	$141,213,779

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue

7                         Invesco International Allocation Fund

to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

8                         Invesco International Allocation Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the

9                         Invesco International Allocation Fund

Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $10,050 in front-end sales commissions from the sale of Class A shares and $1,381 and $425 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco mutual funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,105.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

10                         Invesco International Allocation Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2017	$23,283,288	$—	$23,283,288
December 31, 2018	9,317,140	—	9,317,140
Not subject to expiration	—	34,198,908	34,198,908
	$32,600,428	$34,198,908	$66,799,336

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $31,511,955 and $42,630,842, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,853,720
Aggregate unrealized (depreciation) of investment securities	(108,971)
Net unrealized appreciation of investment securities	$4,744,749

Cost of investments for tax purposes is $143,900,279.

11                         Invesco International Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	586,322	$6,342,995	1,381,909	$13,328,295
Class B	1,497	16,110	8,550	81,414
Class C	152,889	1,656,716	285,095	2,770,800
Class R	49,164	533,928	92,667	907,099
Class Y	1,287,558	13,670,065	491,952	4,883,477
Class R5	35,732	383,818	102,752	998,236
Class R6(b)	932	10,000	—	—

Issued as reinvestment of dividends:
Class A	—	—	138,116	1,367,350
Class B	—	—	758	7,531
Class C	—	—	12,320	122,342
Class R	—	—	5,295	52,478
Class Y	—	—	9,386	92,541
Class R5	—	—	11,664	115,355

Automatic conversion of Class B shares to Class A shares:
Class A	29,950	324,414	99,610	964,895
Class B	(29,955)	(324,414)	(99,742)	(964,895)

Reacquired:
Class A	(2,142,524)	(22,872,356)	(2,924,424)	(28,481,520)
Class B	(9,342)	(99,103)	(38,417)	(362,195)
Class C	(376,212)	(4,081,256)	(582,816)	(5,656,016)
Class R	(110,387)	(1,172,656)	(195,263)	(1,921,943)
Class Y	(471,649)	(5,078,763)	(585,036)	(5,779,308)
Class R5	(36,921)	(400,301)	(111,389)	(1,075,552)
Net increase (decrease) in share activity	(1,032,946)	$(11,090,803)	(1,897,013)	$(18,549,616)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

12                         Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$9.97	$0.02	$1.35	$1.37	$—	$11.34	13.74%	$97,174	0.76	%(e)	0.76	%(e)	0.31	%(e)	22%
Year ended 12/31/16	9.54	0.15	0.42	0.57	(0.14)	9.97	6.03	100,698	0.70		0.70		1.56		47
Year ended 12/31/15	10.69	0.15	(1.16)	(1.01)	(0.14)	9.54	(9.48)	108,787	0.66		0.66		1.37		9
Year ended 12/31/14	11.07	0.16	(0.36)	(0.20)	(0.18)	10.69	(1.78)	128,452	0.63		0.63		1.46		12
Year ended 12/31/13	9.94	0.14	1.15	1.29	(0.16)	11.07	13.02	136,055	0.64		0.64		1.36		8
Year ended 12/31/12	9.07	0.14	1.09	1.23	(0.36)	9.94	13.62	125,566	0.60		0.68		1.42		6
Class B
Six months ended 06/30/17	9.99	(0.02)	1.35	1.33	—	11.32	13.31	890	1.51	(e)	1.51	(e)	(0.44	)(e)	22
Year ended 12/31/16	9.56	0.08	0.42	0.50	(0.07)	9.99	5.18	1,163	1.45		1.45		0.81		47
Year ended 12/31/15	10.69	0.07	(1.15)	(1.08)	(0.05)	9.56	(10.08)	2,343	1.41		1.41		0.62		9
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	5,276	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	8,974	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	10,606	1.35		1.43		0.67		6
Class C
Six months ended 06/30/17	9.99	(0.02)	1.35	1.33	—	11.32	13.31	22,265	1.51	(e)	1.51	(e)	(0.44	)(e)	22
Year ended 12/31/16	9.55	0.08	0.43	0.51	(0.07)	9.99	5.29	21,890	1.45		1.45		0.81		47
Year ended 12/31/15	10.69	0.07	(1.16)	(1.09)	(0.05)	9.55	(10.18)	23,659	1.41		1.41		0.62		9
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	27,874	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	30,241	1.39		1.39		0.61		8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	27,929	1.35		1.43		0.67		6
Class R
Six months ended 06/30/17	9.98	0.00	1.35	1.35	—	11.33	13.53	4,258	1.01	(e)	1.01	(e)	0.06	(e)	22
Year ended 12/31/16	9.55	0.13	0.42	0.55	(0.12)	9.98	5.75	4,361	0.95		0.95		1.31		47
Year ended 12/31/15	10.69	0.12	(1.15)	(1.03)	(0.11)	9.55	(9.65)	5,100	0.91		0.91		1.12		9
Year ended 12/31/14	11.07	0.14	(0.37)	(0.23)	(0.15)	10.69	(2.05)	6,260	0.88		0.88		1.21		12
Year ended 12/31/13	9.94	0.12	1.14	1.26	(0.13)	11.07	12.74	6,412	0.89		0.89		1.11		8
Year ended 12/31/12	9.04	0.11	1.09	1.20	(0.30)	9.94	13.35	5,554	0.85		0.93		1.17		6
Class Y
Six months ended 06/30/17	9.93	0.03	1.34	1.37	—	11.30	13.80	17,063	0.51	(e)	0.51	(e)	0.56	(e)	22
Year ended 12/31/16	9.50	0.18	0.42	0.60	(0.17)	9.93	6.34	6,889	0.45		0.45		1.81		47
Year ended 12/31/15	10.65	0.17	(1.15)	(0.98)	(0.17)	9.50	(9.25)	7,388	0.41		0.41		1.62		9
Year ended 12/31/14	11.03	0.19	(0.36)	(0.17)	(0.21)	10.65	(1.52)	7,345	0.38		0.38		1.71		12
Year ended 12/31/13	9.91	0.17	1.13	1.30	(0.18)	11.03	13.23	7,959	0.39		0.39		1.61		8
Year ended 12/31/12	9.07	0.16	1.09	1.25	(0.41)	9.91	13.90	6,732	0.35		0.43		1.67		6
Class R5
Six months ended 06/30/17	9.96	0.04	1.34	1.38	—	11.34	13.86	7,063	0.32	(e)	0.32	(e)	0.75	(e)	22
Year ended 12/31/16	9.53	0.20	0.42	0.62	(0.19)	9.96	6.52	6,212	0.26		0.26		2.00		47
Year ended 12/31/15	10.68	0.19	(1.15)	(0.96)	(0.19)	9.53	(9.04)	5,915	0.24		0.24		1.79		9
Year ended 12/31/14	11.07	0.23	(0.38)	(0.15)	(0.24)	10.68	(1.35)	42	0.17		0.17		1.92		12
Year ended 12/31/13	9.94	0.19	1.15	1.34	(0.21)	11.07	13.52	1,188	0.18		0.18		1.82		8
Year ended 12/31/12	9.10	0.17	1.11	1.28	(0.44)	9.94	14.09	274	0.21		0.22		1.81		6
Class R6
Six months ended 06/30/17(f)	10.74	0.02	0.59	0.61	—	11.35	5.68	11	0.22	(e)	0.22	(e)	0.85	(e)	22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.77%, 0.77%, 0.81%, 0.88%, 0.88% and 0.88% for the six months ended June 30, 2017 and for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $98,661, $1,041, $22,500, $4,214, $13,183, $6,738 and $10 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.

13                         Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017, through June 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through June 30, 2017.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,137.40	$4.03	$1,021.03	$3.81	0.76%
B	1,000.00	1,133.10	7.99	1,017.31	7.55	1.51
C	1,000.00	1,133.10	7.99	1,017.31	7.55	1.51
R	1,000.00	1,135.30	5.35	1,019.79	5.06	1.01
Y	1,000.00	1,138.00	2.70	1,022.27	2.56	0.51
R5	1,000.00	1,138.60	1.70	1,023.21	1.61	0.32
R6	1,000.00	1,056.80	0.55	1,023.70	1.10	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2017, through June 30, 2017 (as of close of business April 4, 2017, through June 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares, actual expenses are equal to the annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 88 (as of close of business April 4, 2017, through June 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of each Fund and other funds because such data is based on a full six month period.

14                         Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco International Allocation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s

15                         Invesco International Allocation Fund

investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

16                         Invesco International Allocation Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco International Allocation Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco International Allocation Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	4,005,170	326,807	339,370	2,849,972
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	4,191,421	184,517	295,415	2,849,966
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	4,140,279	213,323	317,751	2,849,966

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

17                         Invesco International Allocation Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                         Invesco Distributors, Inc.                                                     INTAL-SAR-1                                     08152017    0907

Semiannual Report to Shareholders	June 30, 2017

Invesco Mid Cap Core Equity Fund
Nasdaq:
A: GTAGX ∎ B: GTABX ∎ C: GTACX ∎ R: GTARX ∎ Y: GTAYX ∎ R5: GTAVX ∎ R6: GTAFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.40%
Class B Shares	7.01
Class C Shares	6.96
Class R Shares	7.23
Class Y Shares	7.52
Class R5 Shares	7.57
Class R6 Shares	7.61
S&P 500 Index▼ (Broad Market Index)	9.34
Russell Midcap Index▼ (Style-Specific Index)	7.99
Lipper Mid-cap Core Funds Index∎ (Peer Group Index)	5.93

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Mid Cap Core Equity Fund

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges

Class A Shares
Inception (6/9/87)	10.21%
10 Years	4.87
5 Years	9.28
1 Year	10.04

Class B Shares
Inception (4/1/93)	9.66%
10 Years	4.83
5 Years	9.46
1 Year	10.62

Class C Shares
Inception (5/3/99)	7.84%
10 Years	4.67
5 Years	9.69
1 Year	14.61

Class R Shares
Inception (6/3/02)	6.82%
10 Years	5.19
5 Years	10.24
1 Year	16.14

Class Y Shares
10 Years	5.69%
5 Years	10.79
1 Year	16.78

Class R5 Shares
Inception (3/15/02)	7.29%
10 Years	5.87
5 Years	10.93
1 Year	16.87

Class R6 Shares
10 Years	5.69%
5 Years	11.01
1 Year	16.97

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.86% and 0.78%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.26%, 2.01%, 2.01%, 1.51%, 1.01%, 0.88% and 0.80%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Mid Cap Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–83.75%
Advertising–1.72%
Publicis Groupe S.A. (France)	285,471	$21,387,087

Apparel, Accessories & Luxury Goods–3.57%
Hanesbrands, Inc.	966,214	22,377,516
Samsonite International S.A.	5,311,800	22,179,274
		44,556,790

Application Software–1.20%
Synopsys, Inc.(b)	204,348	14,903,100

Asset Management & Custody Banks–1.10%
Northern Trust Corp.	140,510	13,658,977

Auto Parts & Equipment–1.76%
Delphi Automotive PLC	250,444	21,951,417

Biotechnology–1.05%
BioMarin Pharmaceutical Inc.(b)	143,644	13,045,748

Building Products–1.50%
Johnson Controls International PLC	430,282	18,657,027

Casinos & Gaming–1.08%
Wynn Resorts Ltd.	100,065	13,420,718

Construction Machinery & Heavy Trucks–1.07%
Allison Transmission Holdings, Inc.	354,830	13,309,673

Data Processing & Outsourced Services–1.68%
Jack Henry & Associates, Inc.	202,152	20,997,528

Electronic Components–1.56%
Amphenol Corp.–Class A	263,498	19,451,422

Electronic Equipment & Instruments–1.28%
FLIR Systems, Inc.	264,022	9,151,002
Zebra Technologies Corp.–Class A(b)	68,059	6,841,291
		15,992,293

Electronic Manufacturing Services–0.51%
IPG Photonics Corp.(b)	43,853	6,363,070

Environmental & Facilities Services–1.70%
Republic Services, Inc.	221,725	14,130,534
Tetra Tech, Inc.	154,858	7,084,754
		21,215,288

Financial Exchanges & Data–1.26%
Moody’s Corp.	129,153	15,715,337

Health Care Equipment–2.93%
C.R. Bard, Inc.	25,052	7,919,188
ResMed Inc.	173,950	13,545,487
Wright Medical Group N.V.(b)	547,213	15,042,885
		36,507,560

	Shares	Value
Health Care Supplies–1.05%
DENTSPLY SIRONA Inc.	201,028	$13,034,656

Home Furnishings–1.42%
Mohawk Industries, Inc.(b)	73,464	17,755,514

Homebuilding–2.03%
D.R. Horton, Inc.	732,228	25,313,122

Household Appliances–1.27%
Whirlpool Corp.	82,356	15,781,057

Housewares & Specialties–1.83%
Newell Brands, Inc.	426,140	22,849,627

Industrial Machinery–8.37%
Dover Corp.	326,114	26,160,865
Fortive Corp.	316,572	20,054,836
ITT Inc.	478,218	19,214,799
Nordson Corp.	102,818	12,473,880
Stanley Black & Decker Inc.	187,422	26,375,898
		104,280,278

Insurance Brokers–1.01%
Brown & Brown, Inc.	293,382	12,635,963

Internet Software & Services–0.91%
Just Eat PLC (United Kingdom)(b)	1,322,632	11,283,436

IT Consulting & Other Services–1.89%
EPAM Systems, Inc.(b)	280,739	23,607,342

Life & Health Insurance–3.62%
St. James’s Place PLC (United Kingdom)	2,094,278	32,241,324
Torchmark Corp.	169,256	12,948,084
		45,189,408

Life Sciences Tools & Services–2.23%
Agilent Technologies, Inc.	468,397	27,780,626

Movies & Entertainment–1.69%
Viacom Inc.–Class B	626,429	21,029,222

Multi-Utilities–1.14%
CMS Energy Corp.	307,430	14,218,637

Office REITs–1.35%
Boston Properties, Inc.	136,730	16,820,525

Oil & Gas Equipment & Services–2.56%
Core Laboratories N.V.	145,678	14,752,811
Tenaris S.A.–ADR (Luxembourg)	552,145	17,193,795
		31,946,606

Oil & Gas Exploration & Production–4.34%
Concho Resources Inc.(b)	140,951	17,129,775
Range Resources Corp.	571,247	13,235,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Core Equity Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Seven Generations Energy Ltd.–Class A (Canada)(b)	755,423	$12,937,460
Vermilion Energy, Inc. (Canada)	339,820	10,780,117
		54,083,145

Paper Packaging–1.25%
Packaging Corp. of America	139,768	15,568,758

Property & Casualty Insurance–3.36%
Arch Capital Group Ltd.(b)	229,175	21,379,736
Progressive Corp. (The)	465,966	20,544,441
		41,924,177

Railroads–0.94%
Genesee & Wyoming Inc.–Class A(b)	172,245	11,779,836

Regional Banks–1.62%
First Republic Bank	201,330	20,153,133

Retail REITs–1.41%
GGP Inc.	747,986	17,622,550

Semiconductor Equipment–3.59%
KLA-Tencor Corp.	157,177	14,383,267
Teradyne, Inc.	1,010,432	30,343,273
		44,726,540

Semiconductors–5.07%
Analog Devices, Inc.	116,625	9,073,425

	Shares	Value
Semiconductors–(continued)
MACOM Technology Solutions Holdings, Inc.(b)	249,442	$13,911,380
Microchip Technology Inc.	256,840	19,822,911
Xilinx, Inc.	317,721	20,435,815
		63,243,531

Specialty Chemicals–4.83%
Albemarle Corp.	118,456	12,501,846
International Flavors & Fragrances Inc.	108,253	14,614,155
Koninklijke DSM N.V. (Netherlands)	184,329	13,466,628
PPG Industries, Inc.	178,921	19,674,153
		60,256,782
Total Common Stocks & Other Equity Interests (Cost $777,487,337)		1,044,017,506

Money Market Funds–15.67%
Government & Agency Portfolio–Institutional Class, 0.89%(c)	117,167,320	117,167,320
Treasury Portfolio–Institutional Class, 0.85%(c)	78,111,546	78,111,546
Total Money Market Funds (Cost $195,278,866)		195,278,866
TOTAL INVESTMENTS–99.42% (Cost $972,766,203)		1,239,296,372
OTHER ASSETS LESS LIABILITIES–0.58%		7,269,483
NET ASSETS–100.00%		$1,246,565,855

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2017

Information Technology	17.7%
Consumer Discretionary	16.4
Industrials	13.6
Financials	12.0
Health Care	7.2
Energy	6.9
Materials	6.1
Real Estate	2.8
Utilities	1.1
Money Market Funds Plus Other Assets Less Liabilities	16.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $777,487,337)	$1,044,017,506
Investments in affiliated money market funds, at value and cost	195,278,866
Total investments, at value (Cost $972,766,203)	1,239,296,372
Foreign currencies, at value (Cost $49,387)	20,009
Receivable for:
Investments sold	10,338,994
Fund shares sold	867,249
Dividends	1,921,620
Investment for trustee deferred compensation and retirement plans	471,032
Other assets	59,606
Total assets	1,252,974,882

Liabilities:
Payable for:
Investments purchased	1,702,484
Fund shares reacquired	3,066,976
Accrued fees to affiliates	840,150
Accrued trustees’ and officers’ fees and benefits	9,534
Accrued other operating expenses	259,866
Trustee deferred compensation and retirement plans	530,017
Total liabilities	6,409,027
Net assets applicable to shares outstanding	$1,246,565,855

Net assets consist of:
Shares of beneficial interest	$837,510,380
Undistributed net investment income	2,087,023
Undistributed net realized gain	140,379,578
Net unrealized appreciation	266,588,874
$1,246,565,855

Net Assets:
Class A	$898,516,233
Class B	$6,835,509
Class C	$99,625,519
Class R	$59,623,165
Class Y	$137,609,234
Class R5	$40,208,606
Class R6	$4,147,589

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	38,951,832
Class B	456,694
Class C	6,683,236
Class R	2,679,267
Class Y	5,871,546
Class R5	1,606,955
Class R6	165,716
Class A:
Net asset value per share	$23.07
Maximum offering price per share
(Net asset value of $23.07 ÷ 94.50%)	$24.41
Class B:
Net asset value and offering price per share	$14.97
Class C:
Net asset value and offering price per share	$14.91
Class R:
Net asset value and offering price per share	$22.25
Class Y:
Net asset value and offering price per share	$23.44
Class R5:
Net asset value and offering price per share	$25.02
Class R6:
Net asset value and offering price per share	$25.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $215,364)	$8,458,715
Dividends from affiliated money market funds	639,561
Total investment income	9,098,276

Expenses:
Advisory fees	4,402,505
Administrative services fees	158,390
Custodian fees	21,259
Distribution fees:
Class A	1,126,363
Class B	43,574
Class C	526,384
Class R	153,622
Transfer agent fees — A, B, C, R and Y	1,283,587
Transfer agent fees — R5	21,707
Transfer agent fees — R6	320
Trustees’ and officers’ fees and benefits	21,273
Registration and filing fees	67,292
Reports to shareholders	253,450
Professional services fees	16,577
Other	10,301
Total expenses	8,106,604
Less: Fees waived and expense offset arrangement(s)	(129,069)
Net expenses	7,977,535
Net investment income	1,120,741

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(901,023))	136,255,727
Foreign currencies	(50,516)
136,205,211
Change in net unrealized appreciation (depreciation) of:
Investment securities	(48,151,537)
Foreign currencies	73,325
(48,078,212)
Net realized and unrealized gain	88,126,999
Net increase in net assets resulting from operations	$89,247,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$1,120,741	$4,877,256
Net realized gain	136,205,211	79,427,357
Change in net unrealized appreciation (depreciation)	(48,078,212)	61,513,733
Net increase in net assets resulting from operations	89,247,740	145,818,346

Distributions to shareholders from net investment income:
Class A	—	(2,595,461)
Class R	—	(12,025)
Class Y	—	(502,044)
Class R5	—	(348,580)
Class R6	—	(44,451)
Total distributions from net investment income	—	(3,502,561)

Distributions to shareholders from net realized gains:
Class A	—	(84,531,272)
Class B	—	(1,445,547)
Class C	—	(14,988,712)
Class R	—	(6,163,627)
Class Y	—	(8,632,585)
Class R5	—	(3,846,347)
Class R6	—	(349,120)
Total distributions from net realized gains	—	(119,957,210)

Share transactions–net:
Class A	(84,345,663)	(36,092,471)
Class B	(4,008,721)	(5,685,669)
Class C	(16,130,182)	(13,271,939)
Class R	(9,326,599)	(13,048,614)
Class Y	33,874,383	(654,126,853)
Class R5	(8,362,152)	(1,888,601)
Class R6	(316,834)	838,845
Net increase (decrease) in net assets resulting from share transactions	(88,615,768)	(723,275,302)
Net increase (decrease) in net assets	631,972	(700,916,727)

Net assets:
Beginning of period	1,245,933,883	1,946,850,610
End of period (includes undistributed net investment income of $2,087,023 and $966,282, respectively)	$1,246,565,855	$1,245,933,883

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

9                         Invesco Mid Cap Core Equity Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco Mid Cap Core Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco Mid Cap Core Equity Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2017, the effective advisory fees incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2017, the Adviser waived advisory fees of $120,835.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $100,091 in

12                         Invesco Mid Cap Core Equity Fund

front-end sales commissions from the sale of Class A shares and $13,796 and $716 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2017, there were transfers from Level 1 to Level 2 of $21,387,087 and from Level 2 to Level 1 of $32,241,324, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,009,163,791	$34,853,715	$—	$1,044,017,506
Money Market Funds	195,278,866	—	—	195,278,866
Total Investments	$1,204,442,657	$34,853,715	$—	$1,239,296,372

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities sales of $11,018,265, which resulted in net realized gains (losses) of $(901,023).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,234.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Mid Cap Core Equity Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $312,526,339 and $430,842,714, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$287,137,880
Aggregate unrealized (depreciation) of investment securities	(25,043,668)
Net unrealized appreciation of investment securities	$262,094,212

Cost of investments for tax purposes is $977,202,160.

14                         Invesco Mid Cap Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	2,420,614	$54,326,208	5,016,706	$109,629,555
Class B	10,658	153,733	15,642	234,231
Class C	337,878	4,884,714	673,918	9,987,483
Class R	336,492	7,281,084	576,556	12,165,402
Class Y	2,904,546	65,998,709	4,134,893	90,888,838
Class R5	118,181	2,864,633	460,419	11,059,695
Class R6	35,815	884,410	59,658	1,425,795

Issued as reinvestment of dividends:
Class A	—	—	3,857,642	83,672,240
Class B	—	—	99,396	1,404,461
Class C	—	—	1,023,944	14,406,890
Class R	—	—	294,427	6,168,256
Class Y	—	—	370,680	8,158,662
Class R5	—	—	177,398	4,165,303
Class R6	—	—	16,719	392,559

Automatic conversion of Class B shares to Class A shares:
Class A	131,382	2,966,124	200,849	4,389,313
Class B	(202,174)	(2,966,124)	(295,256)	(4,389,313)

Reacquired:
Class A	(6,326,413)	(141,637,995)	(10,618,265)	(233,783,579)
Class B	(82,009)	(1,196,330)	(197,914)	(2,935,048)
Class C	(1,441,742)	(21,014,896)	(2,542,461)	(37,666,312)
Class R	(769,442)	(16,607,683)	(1,480,962)	(31,382,272)
Class Y	(1,404,172)	(32,124,326)	(34,859,778)	(753,174,353)
Class R5	(459,141)	(11,226,785)	(736,720)	(17,113,599)
Class R6	(49,303)	(1,201,244)	(40,100)	(979,509)
Net increase (decrease) in share activity	(4,438,830)	$(88,615,768)	(33,792,609)	$(723,275,302)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Mid Cap Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/17	$21.48	$0.02		$1.57	$1.59	$—	$—	$—	$23.07	7.40%	$898,516	1.24	%(d)	1.26	%(d)	0.22	%(d)	30%
Year ended 12/31/16	21.14	0.08		2.48	2.56	(0.07)	(2.15)	(2.22)	21.48	12.00	917,863	1.22		1.24		0.35		20
Year ended 12/31/15	23.52	(0.01)		(1.01)	(1.02)	(0.01)	(1.35)	(1.36)	21.14	(4.33)	935,951	1.19		1.21		(0.02)		54
Year ended 12/31/14	25.20	0.04		1.01	1.05	(0.00)	(2.73)	(2.73)	23.52	4.51	1,155,635	1.17		1.19		0.17		35
Year ended 12/31/13	21.37	(0.01)		6.15	6.14	—	(2.31)	(2.31)	25.20	29.19	1,378,888	1.16		1.19		(0.04)		33
Year ended 12/31/12	21.02	0.12	(e)	2.03	2.15	(0.12)	(1.68)	(1.80)	21.37	10.38	1,352,886	1.17		1.20		0.55	(e)	61
Class B
Six months ended 06/30/17	13.99	(0.04)		1.02	0.98	—	—	—	14.97	7.01	6,836	1.99	(d)	2.01	(d)	(0.53	)(d)	30
Year ended 12/31/16	14.50	(0.06)		1.70	1.64	—	(2.15)	(2.15)	13.99	11.18	10,216	1.97		1.99		(0.40)		20
Year ended 12/31/15	16.70	(0.13)		(0.72)	(0.85)	—	(1.35)	(1.35)	14.50	(5.08)	16,074	1.94		1.96		(0.77)		54
Year ended 12/31/14	18.81	(0.11)		0.73	0.62	—	(2.73)	(2.73)	16.70	3.74	25,115	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.55	(0.15)		4.72	4.57	—	(2.31)	(2.31)	18.81	28.20	33,795	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.66	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.55	9.60	36,795	1.92		1.95		(0.20	)(e)	61
Class C
Six months ended 06/30/17	13.93	(0.04)		1.02	0.98	—	—	—	14.91	7.04	99,626	1.99	(d)	2.01	(d)	(0.53	)(d)	30
Year ended 12/31/16	14.45	(0.06)		1.69	1.63	—	(2.15)	(2.15)	13.93	11.15	108,508	1.97		1.99		(0.40)		20
Year ended 12/31/15	16.64	(0.13)		(0.71)	(0.84)	—	(1.35)	(1.35)	14.45	(5.04)	124,748	1.94		1.96		(0.77)		54
Year ended 12/31/14	18.76	(0.11)		0.72	0.61	—	(2.73)	(2.73)	16.64	3.69	180,461	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.51	(0.15)		4.71	4.56	—	(2.31)	(2.31)	18.76	28.21	202,919	1.91		1.94		(0.79)		33
Year ended 12/31/12	16.62	(0.03	)(e)	1.60	1.57	—	(1.68)	(1.68)	16.51	9.62	190,302	1.92		1.95		(0.20	)(e)	61
Class R
Six months ended 06/30/17	20.75	(0.00)		1.50	1.50	—	—	—	22.25	7.23	59,623	1.49	(d)	1.51	(d)	(0.03	)(d)	30
Year ended 12/31/16	20.48	0.02		2.41	2.43	(0.01)	(2.15)	(2.16)	20.75	11.75	64,577	1.47		1.49		0.10		20
Year ended 12/31/15	22.88	(0.06)		(0.99)	(1.05)	—	(1.35)	(1.35)	20.48	(4.58)	76,246	1.44		1.46		(0.27)		54
Year ended 12/31/14	24.65	(0.02)		0.98	0.96	—	(2.73)	(2.73)	22.88	4.24	99,552	1.42		1.44		(0.08)		35
Year ended 12/31/13	21.00	(0.07)		6.03	5.96	—	(2.31)	(2.31)	24.65	28.85	124,622	1.41		1.44		(0.29)		33
Year ended 12/31/12	20.66	0.07	(e)	2.00	2.07	(0.05)	(1.68)	(1.73)	21.00	10.17	125,474	1.42		1.45		0.30	(e)	61
Class Y
Six months ended 06/30/17	21.80	0.05		1.59	1.64	—	—	—	23.44	7.52	137,609	0.99	(d)	1.01	(d)	0.47	(d)	30
Year ended 12/31/16	21.42	0.13		2.53	2.66	(0.13)	(2.15)	(2.28)	21.80	12.31	95,292	0.97		0.99		0.60		20
Year ended 12/31/15	23.76	0.05		(1.03)	(0.98)	(0.01)	(1.35)	(1.36)	21.42	(4.12)	743,988	0.94		0.96		0.23		54
Year ended 12/31/14	25.44	0.11		1.01	1.12	(0.07)	(2.73)	(2.80)	23.76	4.76	808,895	0.92		0.94		0.42		35
Year ended 12/31/13	21.50	0.05		6.20	6.25	—	(2.31)	(2.31)	25.44	29.53	653,577	0.91		0.94		0.21		33
Year ended 12/31/12	21.14	0.18	(e)	2.04	2.22	(0.18)	(1.68)	(1.86)	21.50	10.68	469,510	0.92		0.95		0.80	(e)	61
Class R5
Six months ended 06/30/17	23.26	0.07		1.69	1.76	—	—	—	25.02	7.57	40,209	0.87	(d)	0.89	(d)	0.59	(d)	30
Year ended 12/31/16	22.76	0.17		2.68	2.85	(0.20)	(2.15)	(2.35)	23.26	12.42	45,310	0.84		0.86		0.73		20
Year ended 12/31/15	25.11	0.09		(1.08)	(0.99)	(0.01)	(1.35)	(1.36)	22.76	(3.94)	46,584	0.81		0.83		0.36		54
Year ended 12/31/14	26.73	0.15		1.07	1.22	(0.11)	(2.73)	(2.84)	25.11	4.88	146,211	0.81		0.83		0.53		35
Year ended 12/31/13	22.47	0.08		6.49	6.57	—	(2.31)	(2.31)	26.73	29.68	220,321	0.81		0.83		0.31		33
Year ended 12/31/12	22.03	0.22	(e)	2.12	2.34	(0.22)	(1.68)	(1.90)	22.47	10.78	253,815	0.80		0.83		0.92	(e)	61
Class R6
Six months ended 06/30/17	23.26	0.08		1.69	1.77	—	—	—	25.03	7.61	4,148	0.79	(d)	0.81	(d)	0.67	(d)	30
Year ended 12/31/16	22.81	0.19		2.69	2.88	(0.28)	(2.15)	(2.43)	23.26	12.51	4,168	0.76		0.78		0.81		20
Year ended 12/31/15	25.14	0.11		(1.08)	(0.97)	(0.01)	(1.35)	(1.36)	22.81	(3.85)	3,260	0.72		0.74		0.45		54
Year ended 12/31/14	26.76	0.17		1.07	1.24	(0.13)	(2.73)	(2.86)	25.14	4.97	3,650	0.72		0.74		0.62		35
Year ended 12/31/13	22.48	0.11		6.48	6.59	—	(2.31)	(2.31)	26.76	29.75	4,243	0.72		0.74		0.40		33
Year ended 12/31/12(f)	24.00	0.07	(e)	0.31	0.38	(0.22)	(1.68)	(1.90)	22.48	1.75	9	0.67	(g)	0.70	(g)	1.05	(e)(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $908,558, $8,787, $106,149, $61,958, $124,999, $43,805 and $4,031 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received of $1.00 per share owned of Tellabs Inc. on December 24, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.08 and 0.38%, $(0.07) and (0.37)%, $(0.07) and (0.37)%, $0.03 and 0.13%, $0.14 and 0.63%, $0.18 and 0.75% and $0.03 and 0.88% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

16                         Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,074.00	$6.38	$1,018.65	$6.21	1.24%
B	1,000.00	1,070.10	10.21	1,014.93	9.94	1.99
C	1,000.00	1,069.60	10.21	1,014.93	9.94	1.99
R	1,000.00	1,072.30	7.66	1,017.41	7.45	1.49
Y	1,000.00	1,075.20	5.09	1,019.89	4.96	0.99
R5	1,000.00	1,075.70	4.48	1,020.48	4.36	0.87
R6	1,000.00	1,076.10	4.07	1,020.88	3.96	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Core Equity Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the

18                         Invesco Mid Cap Core Equity Fund

Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco Mid Cap Core Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Mid Cap Core Equity Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Mid Cap Core Equity Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) — (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	14,721,745	1,491,387	1,129,296	9,657,783
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	15,409,407	871,725	1,072,970	9,646,109
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	15,138,554	1,115,094	1,100,358	9,646,205

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

20                         Invesco Mid Cap Core Equity Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-575260                      Invesco Distributors, Inc.                                                                                 MCCE-SAR-1             07192017      1557

Semiannual Report to Shareholders	June 30, 2017

Invesco Multi-Asset Inflation Fund
Nasdaq:
A: MIZAX ∎ C: MIZCX ∎ R: MIZRX ∎ Y: MIZYX ∎ R5: MIZFX ∎ R6: MIZSX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.22%
Class C Shares	-0.56
Class R Shares	-0.34
Class Y Shares	-0.11
Class R5 Shares	-0.11
Class R6 Shares	-0.11
Bloomberg Barclays 1-3 Month Treasury Bill Index▼ (Broad Market Index)	0.30
US Consumer Price Index∎ (Style-Specific Index)	1.46
Lipper Flexible Portfolio Funds Index◆ (Peer Group Index)	8.23
Source(s): ▼FactSet Research Systems Inc.; ∎Bloomberg L.P.; ◆Lipper Inc.

The Bloomberg Barclays 1-3 Month Treasury Bill Index is an unmanaged index considered representative of short-term US government debt instruments.

    The US Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

    The Lipper Flexible Portfolio Funds Index is an unmanaged index considered representative of flexible portfolio funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 36.33%, 37.08%, 36.58%, 36.08%,

35.91% and 35.91%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	-4.38%
1 Year	-5.80

Class C Shares
Inception (10/14/14)	-3.08%
1 Year	-2.06

Class R Shares
Inception (10/14/14)	-2.58%
1 Year	-0.58

Class Y Shares
Inception (10/14/14)	-2.11%
1 Year	-0.12

Class R5 Shares
Inception (10/14/14)	-2.11%
1 Year	-0.12

Class R6 Shares
Inception (10/14/14)	-2.11%
1 Year	-0.12

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.74% for Invesco Multi-Asset Inflation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2018. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Multi-Asset Inflation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                      Invesco Multi-Asset Inflation Fund

Schedule of Investments

June 30, 2017

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–99.10%(a)

	% of Net Assets 06/30/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/17	Value 06/30/17
Alternative Funds–7.84%
PowerShares DB Oil Fund–ETF(b)	7.84%	$75,252	$58,220	$(19,196)	$(14,525)	$(595)	$—	12,287	$99,156

Asset Allocation Funds–9.41%
Invesco Balanced-Risk Commodity Strategy Fund–Class R6	9.41%	74,275	64,041	(11,417)	(7,328)	(584)	—	18,621	118,987

Domestic Equity Funds–25.92%
Energy Select Sector SPDR Fund (The)(c)	5.68%	—	75,099	—	(3,233)	—	497	1,107	71,866
Invesco Energy Fund–Class R5	5.68%	90,803	87,494	(84,222)	(15,542)	(6,760)	—	3,098	71,773
iShares U.S. Consumer Goods–ETF(c)	6.93%	57,242	40,716	(16,859)	5,437	1,110	804	720	87,646
iShares U.S. Health Care–ETF(c)	7.63%	—	100,850	(9,378)	4,606	353	264	580	96,431
Total Domestic Equity Funds		148,045	304,159	(110,459)	(8,732)	(5,297)	1,565		327,716

Fixed-Income Funds–34.19%
Invesco Emerging Markets Flexible Bond Fund–Class R6	1.96%	17,245	10,527	(3,372)	340	(9)	560	3,747	24,731
Invesco Floating Rate Fund–Class R6	4.89%	42,664	28,458	(9,019)	(230)	(31)	1,153	8,191	61,842
Invesco High Yield Fund–Class R6	4.51%	37,232	26,198	(6,861)	610	(136)	1,369	13,614	57,043
Invesco Quality Income Fund–Class R5	2.02%	22,470	10,388	(7,212)	112	(192)	415	2,115	25,566
Invesco Short Duration Inflation Protected Fund–Class R6	14.66%	132,485	81,608	(28,019)	(597)	(214)	853	17,661	185,263
Invesco U.S. Government Fund–Class R5	6.15%	58,344	36,514	(17,315)	668	(475)	847	8,784	77,736
PowerShares Fundamental Investment Grade Corporate Bond Portfolio–ETF	0.00%	17,024	—	(17,104)	501	(421)	—	—	—
Total Fixed-Income Funds		327,464	193,693	(88,902)	1,404	(1,478)	5,197		432,181

Foreign Equity Funds–14.56%
Invesco Global Health Care Fund–Class Y	0.00%	67,604	36,961	(112,486)	8,934	(1,013)	—	—	—
Invesco Global Infrastructure Fund–Class R6	6.58%	51,590	38,025	(14,429)	7,352	637	711	7,982	83,175
Invesco Gold & Precious Metals Fund–Class Y	6.02%	54,782	43,043	(24,412)	2,935	(322)	—	17,599	76,026
Invesco International Growth Fund–Class R6	1.96%	22,503	9,092	(9,830)	2,832	216	—	705	24,813
Total Foreign Equity Funds		196,479	127,121	(161,157)	22,053	(482)	711		184,014

Real Estate Funds–6.58%
Invesco Global Real Estate Fund–Class R6	0.00%	51,780	38,765	(92,951)	925	1,481	274	—	—
Invesco Global Real Estate Income Fund–Class R6	6.58%	—	86,864	(3,769)	92	24	655	9,297	83,211
Total Real Estate Funds		51,780	125,629	(96,720)	1,017	1,505	929		83,211

Money Market Funds–0.60%
Government & Agency Portfolio–Institutional Class, 0.89%(d)	0.36%	15,911	391,400	(402,745)	—	—	33	4,566	4,566
Treasury Portfolio–Institutional Class, 0.85%(d)	0.24%	10,607	260,933	(268,496)	—	—	20	3,044	3,044
Total Money Market Funds		26,518	652,333	(671,241)	—	—	53		7,610
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,254,799)	99.10%	$899,813	$1,525,196	$(1,159,092)	$(6,111)	$(6,931)	$8,455		$1,252,875
OTHER ASSETS LESS LIABILITIES	0.90%								11,329
NET ASSETS	100.00%								$1,264,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Multi-Asset Inflation Fund

Investment Abbreviations:

ETF	– Exchange Traded Fund
SPDR	– Standard & Poor’s Depositary Receipts

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition*

By fund type, based on Total Investments

Fixed Income Funds	34.5%
Exchange-Traded Funds	28.4
Equity Funds	20.4
Alternative Funds	16.1
Money Market Funds	0.6

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Multi-Asset Inflation Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments in affiliated an unaffiliated underlying funds, at value (Cost $1,254,799)	$1,252,875
Receivable for:
Fund shares sold	13,110
Dividends — affiliated underlying funds	697
Fund expenses absorbed	13,880
Investment for trustee deferred compensation and retirement plans	4,299
Other assets	25,012
Total assets	1,309,873

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	694
Accrued fees to affiliates	2,010
Accrued trustees’ and officers’ fees and benefits	4,691
Accrued other operating expenses	33,975
Trustee deferred compensation and retirement plans	4,299
Total liabilities	45,669
Net assets applicable to shares outstanding	$1,264,204

Net assets consist of:
Shares of beneficial interest	$1,311,219
Undistributed net investment income	3,153
Undistributed net realized gain (loss)	(48,244)
Net unrealized appreciation (depreciation)	(1,924)
$1,264,204

Net Assets:
Class A	$530,959
Class C	$185,079
Class R	$8,918
Class Y	$521,306
Class R5	$8,971
Class R6	$8,971

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,462
Class C	20,918
Class R	1,001
Class Y	58,157
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$8.93
Maximum offering price per share
(Net asset value of $8.93 ÷ 94.50%)	$9.45
Class C:
Net asset value and offering price per share	$8.85
Class R:
Net asset value and offering price per share	$8.91
Class Y:
Net asset value and offering price per share	$8.96
Class R5:
Net asset value and offering price per share	$8.96
Class R6:
Net asset value and offering price per share	$8.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Multi-Asset Inflation Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends from affiliated an unaffiliated underlying funds	$8,455

Expenses:
Advisory fees	853
Administrative services fees	24,795
Custodian fees	4,068
Distribution fees:
Class A	644
Class C	927
Class R	22
Transfer agent fees — A, C, R and Y	1,146
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	11,352
Registration and filing fees	36,248
Reports to shareholders	9,118
Professional services fees	23,331
Other	6,200
Total expenses	118,714
Less: Fees waived and expenses reimbursed	(116,630)
Net expenses	2,084
Net investment income	6,371

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated an unaffiliated underlying fund shares	(6,931)
Change in net unrealized appreciation (depreciation) of affiliated an unaffiliated underlying fund shares	(6,111)
Net gain (loss) from affiliated underlying funds	(13,042)
Net increase (decrease) in net assets resulting from operations	$(6,671)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Multi-Asset Inflation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$6,371	$14,785
Net realized gain (loss)	(6,931)	(30,538)
Change in net unrealized appreciation (depreciation)	(6,111)	65,288
Net increase (decrease) in net assets resulting from operations	(6,671)	49,535

Distributions to shareholders from net investment income:
Class A	—	(9,483)
Class C	—	(2,759)
Class R	—	(173)
Class Y	—	(4,679)
Class R5	—	(194)
Class R6	—	(194)
Total distributions from net investment income	—	(17,482)

Distributions to shareholders from net realized gains:
Class A	—	(2,281)
Class C	—	(775)
Class R	—	(44)
Class Y	—	(1,055)
Class R5	—	(44)
Class R6	—	(44)
Total distributions from net realized gains	—	(4,243)

Share transactions–net:
Class A	58,593	290,036
Class C	9,413	162,999
Class Y	304,036	(20,537)
Net increase in net assets resulting from share transactions	372,042	432,498
Net increase in net assets	365,371	460,308

Net assets:
Beginning of period	898,833	438,525
End of period (includes undistributed net investment income of $3,153 and $(3,218), respectively)	$1,264,204	$898,833

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Multi-Asset Inflation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Invesco and PowerShares Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

8                         Invesco Multi-Asset Inflation Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as

9                         Invesco Multi-Asset Inflation Fund

realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.74% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

10                         Invesco Multi-Asset Inflation Fund

For the six months ended June 30, 2017, the Adviser waived advisory fees and reimbursed fund level expenses of $115,474 and reimbursed class level expenses of $527, $190, $9, $420, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $320 in front-end sales commissions from the sale of Class A shares and $51 from Class C shares, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class Y and Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11                         Invesco Multi-Asset Inflation Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have capital loss carryforward as of December 31, 2016.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $872,863 and $487,851, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,714
Aggregate unrealized (depreciation) of investment securities	(69,249)
Net unrealized appreciation (depreciation) of investment securities	$(44,535)

Cost of investments for tax purposes is $1,297,410.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	10,653	$96,304	39,591	$353,698
Class C	4,663	41,752	19,088	172,682
Class Y	43,178	389,152	—	—

Issued as reinvestment of dividends:
Class A	—	—	828	7,367
Class C	—	—	334	2,945
Class Y	—	—	365	3,242

Reacquired:
Class A	(4,227)	(37,711)	(8,028)	(71,029)
Class C	(3,652)	(32,339)	(1,409)	(12,628)
Class Y	(9,542)	(85,116)	(2,797)	(23,779)
Net increase in share activity	41,073	$372,042	47,972	$432,498

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

12                         Invesco Multi-Asset Inflation Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/17	$8.95	$0.05	$(0.07)	$(0.02)	$—	$—	$—	$8.93	(0.22)%	$531	0.34	%(e)	20.85	%(e)	1.15	%(e)	44%
Year ended 12/31/16	8.35	0.22	0.60	0.82	(0.18)	(0.04)	(0.22)	8.95	9.91	475	0.70		35.59		2.44		72
Year ended 12/31/15	9.54	0.06	(1.15)	(1.09)	(0.10)	—	(0.10)	8.35	(11.39)	172	0.73		69.65		0.68		34
Year ended 12/31/14(f)	10.00	0.04	(0.40)	(0.36)	(0.10)	—	(0.10)	9.54	(3.55)	107	0.73	(g)	124.07	(g)	1.81	(g)	3
Class C
Six months ended 06/30/17	8.90	0.02	(0.07)	(0.05)	—	—	—	8.85	(0.56)	185	1.09	(e)	21.60	(e)	0.40	(e)	44
Year ended 12/31/16	8.34	0.15	0.61	0.76	(0.16)	(0.04)	(0.20)	8.90	9.12	177	1.45		36.34		1.69		72
Year ended 12/31/15	9.55	(0.01)	(1.15)	(1.16)	(0.05)	—	(0.05)	8.34	(12.15)	16	1.48		70.40		(0.07)		34
Year ended 12/31/14(f)	10.00	0.02	(0.38)	(0.36)	(0.09)	—	(0.09)	9.55	(3.61)	10	1.48	(g)	124.82	(g)	1.06	(g)	3
Class R
Six months ended 06/30/17	8.94	0.04	(0.07)	(0.03)	—	—	—	8.91	(0.34)	9	0.59	(e)	21.10	(e)	0.90	(e)	44
Year ended 12/31/16	8.35	0.19	0.62	0.81	(0.18)	(0.04)	(0.22)	8.94	9.68	9	0.95		35.84		2.19		72
Year ended 12/31/15	9.54	0.04	(1.15)	(1.11)	(0.08)	—	(0.08)	8.35	(11.60)	8	0.98		69.90		0.43		34
Year ended 12/31/14(f)	10.00	0.03	(0.39)	(0.36)	(0.10)	—	(0.10)	9.54	(3.60)	10	0.98	(g)	124.32	(g)	1.56	(g)	3
Class Y
Six months ended 06/30/17	8.97	0.06	(0.07)	(0.01)	—	—	—	8.96	(0.11)	521	0.09	(e)	20.60	(e)	1.40	(e)	44
Year ended 12/31/16	8.36	0.24	0.60	0.84	(0.19)	(0.04)	(0.23)	8.97	10.16	220	0.45		35.34		2.69		72
Year ended 12/31/15	9.55	0.09	(1.16)	(1.07)	(0.12)	—	(0.12)	8.36	(11.20)	225	0.48		69.40		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.38)	(0.34)	(0.11)	—	(0.11)	9.55	(3.39)	140	0.48	(g)	123.82	(g)	2.06	(g)	3
Class R5
Six months ended 06/30/17	8.97	0.06	(0.07)	(0.01)	—	—	—	8.96	(0.11)	9	0.08	(e)	20.49	(e)	1.41	(e)	44
Year ended 12/31/16	8.36	0.24	0.60	0.84	(0.19)	(0.04)	(0.23)	8.97	10.16	9	0.45		35.17		2.69		72
Year ended 12/31/15	9.54	0.09	(1.15)	(1.06)	(0.12)	—	(0.12)	8.36	(11.11)	8	0.48		69.37		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	—	(0.11)	9.54	(3.49)	10	0.48	(g)	122.66	(g)	2.06	(g)	3
Class R6
Six months ended 06/30/17	8.97	0.06	(0.07)	(0.01)	—	—	—	8.96	(0.11)	9	0.08	(e)	20.49	(e)	1.41	(e)	44
Year ended 12/31/16	8.36	0.24	0.60	0.84	(0.19)	(0.04)	(0.23)	8.97	10.16	9	0.45		35.17		2.69		72
Year ended 12/31/15	9.54	0.09	(1.15)	(1.06)	(0.12)	—	(0.12)	8.36	(11.11)	8	0.48		69.37		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	—	(0.11)	9.54	(3.49)	10	0.48	(g)	122.66	(g)	2.06	(g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.74%, 0.74%, 0.66% and 0.62% for the six months ended June 30, 2017, the years ended December 31, 2016, December 31, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $519, $187, $9, $413, $9 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 14, 2014.
(g)	Annualized.

13                         Invesco Multi-Asset Inflation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017, through June 30, 2017.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$997.80	$1.68	$1,023.11	$1.71	0.34%
C	1,000.00	994.40	5.39	1,019.39	5.46	1.09
R	1,000.00	996.60	2.92	1,021.87	2.96	0.59
Y	1,000.00	998.90	0.45	1,024.35	0.45	0.09
R5	1,000.00	998.90	0.40	1,024.40	0.40	0.08
R6	1,000.00	998.90	0.40	1,024.40	0.40	0.08

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco Multi-Asset Inflation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Multi-Asset Inflation Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual

15                         Invesco Multi-Asset Inflation Fund

management fee rate for Class A shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least February 28, 2018 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and its affiliates manage two other mutual funds using an investment process substantially similar to the investment process used for the Fund. The Board noted that both of the other mutual funds are fund of funds and Invesco Advisers does not charge advisory fees at the fund level. Invesco Advisors and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco

Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

16                         Invesco Multi-Asset Inflation Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Multi-Asset Inflation Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	43,199	0	3,146	10,911
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	44,173	0	2,172	10,911

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

17                         Invesco Multi-Asset Inflation Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	MAI-SAR-1 08182017 1455

Semiannual Report to Shareholders	June 30, 2017

Invesco Quality Income Fund
Nasdaq:
A: VKMGX ∎ B: VUSBX ∎ C: VUSCX ∎ Y: VUSIX ∎ R5: VUSJX ∎ R6: VUSSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
20	Financial Highlights
21	Fund Expenses
22	Distribution Information
23	Approval of Investment Advisory and Sub-Advisory Contracts
25	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.15%
Class B Shares	1.01
Class C Shares	0.85
Class Y Shares	1.36
Class R5 Shares	1.35
Class R6 Shares*	1.28
The BofA Merrill Lynch 1-10 Year U.S. Treasury Index▼ (Broad Market Index)	1.14
Bloomberg Barclays U.S. Mortgage-Backed Securities Index▼ (Style-Specific Index)	1.35

Source(s): ▼FactSet Research Systems Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The BofA Merrill Lynch 1-10 Year U.S. Treasury Index tracks the performance of US Treasury securities with maturities between one and 10 years.

    The Bloomberg Barclays U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Quality Income Fund

Average Annual Total Returns
As of 6/30/17, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	6.25%
10 Years	3.00
5 Years	1.43
1 Year	-3.98

Class B Shares
Inception (8/24/92)	4.25%
10 Years	2.83
5 Years	1.24
1 Year	-5.19

Class C Shares
Inception (8/13/93)	3.52%
10 Years	2.67
5 Years	1.55
1 Year	-1.39

Class Y Shares
Inception (9/25/06)	3.70%
10 Years	3.74
5 Years	2.59
1 Year	0.53

Class R5 Shares
10 Years	3.66%
5 Years	2.63
1 Year	0.67

Class R6 Shares
10 Years	3.46%
5 Years	2.34
1 Year	0.41

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco Quality Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Quality Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.93%, 1.69%, 1.69%, 0.69%, 0.56% and 0.56%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 0.94%, 1.70%, 1.70%, 0.70%, 0.57% and 0.57%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Quality Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Quality Income Fund

Schedule of Investments

June 30, 2017

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–103.71%
Collateralized Mortgage Obligations–19.81%
Fannie Mae ACES, 1.64%, 09/25/2023(a)	$7,831,609	$7,871,583
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(a)	337,348	377,576
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	165,930	22,261
8.00%, 05/25/2030	763,141	207,501
7.50%, 01/25/2032	255,563	42,974
Fannie Mae REMICs, 2.00%, 06/25/2019	102,721	102,573
7.00%, 09/25/2032	275,076	321,732
6.58%, 06/25/2039(a)	1,004,147	1,172,480
1.52%, 04/25/2043(a)	7,892,310	7,834,212
3.00%, 05/25/2045	2,196,174	2,185,510
1.72%, 05/25/2046 to 06/25/2046(a)	5,976,182	5,990,139
1.62%, 09/25/2046(a)	4,562,113	4,582,374
Fannie Mae REMICs, IO, 4.50%, 11/25/2023	1,535,660	15,884
3.00%, 10/25/2026 to 02/25/2028	21,098,931	1,944,178
8.00%, 08/18/2027 to 09/18/2027	872,318	200,266
6.00%, 05/25/2033	40,910	10,395
7.00%, 05/25/2033	845,629	216,317
3.50%, 08/25/2042	1,594,398	215,981
1.89%, 03/25/2043(a)	14,381,619	864,741
1.79%, 04/25/2045(a)	16,803,790	1,028,997
1.57%, 02/25/2056(a)	23,500,596	1,113,815
Freddie Mac REMICs, 4.50%, 06/15/2018	31,205	31,506
3.00%, 10/15/2018 to 03/15/2035	2,819,245	2,841,196
1.50%, 01/15/2027	5,830,599	5,754,822
1.61%, 10/15/2036(a)	1,665,295	1,673,870
1.71%, 10/15/2036(a)	1,204,555	1,208,965
1.37%, 08/15/2038(a)	1,991,543	1,977,627
1.45%, 09/15/2040(a)	4,224,966	4,215,035
1.50%, 11/15/2041 to 03/15/2042(a)	4,279,477	4,269,889
1.39%, 12/15/2042(a)	7,435,359	7,429,726
1.46%, 10/15/2043 to 09/15/2044(a)	9,989,774	9,978,228
Freddie Mac REMICs, IO, 3.00%, 09/15/2025	3,778,815	139,322
2.50%, 09/15/2027	3,030,074	209,912
1.96%, 04/15/2038(a)	9,530,550	485,641
1.71%, 08/15/2038(a)	18,590,676	972,625
1.50%, 11/15/2038(a)	15,580,900	820,405
1.85%, 11/15/2038(a)	17,406,697	1,107,264
1.78%, 02/15/2039(a)	8,379,596	583,579
1.90%, 12/15/2039(a)	27,226,288	1,515,505
1.91%, 12/15/2039(a)	17,991,860	1,355,327
2.03%, 10/15/2040(a)	24,195,010	1,157,269
4.00%, 12/15/2041	1,990,977	225,266

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS, 1.35%, 10/15/2037(a)	$8,534,291	$8,538,157
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	1,165,414	321,097
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/2043	1,992,585	2,349,018
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	1,985,004	1,937,049
Ginnie Mae REMICs, 5.89%, 01/20/2039(a)	1,997,203	2,235,286
1.62%, 12/16/2039(a)	2,873,987	2,882,756
4.49%, 07/20/2041(a)	2,864,090	3,046,277
2.25%, 09/20/2041(a)	2,414,931	2,527,197
2.50%, 10/20/2043	1,095,895	954,924
1.46%, 09/20/2045(a)	7,838,029	7,795,051
3.00%, 10/20/2045 to 01/20/2046	8,764,225	8,487,517
Ginnie Mae REMICs, IO, 1.59%, 09/20/2064(a)	6,424,645	551,662
		125,900,459

Federal Home Loan Mortgage Corp. (FHLMC)–23.76%
Pass Through Ctfs., 8.50%, 07/01/2017 to 08/01/2031	284,251	341,785
5.00%, 10/01/2018 to 06/01/2040	7,064,028	7,748,874
3.50%, 08/01/2026 to 09/01/2045	9,471,557	9,781,383
6.50%, 05/01/2028 to 08/01/2033	364,688	403,600
6.00%, 03/01/2029	4,187	4,765
2.50%, 02/01/2031	4,301,684	4,328,995
3.00%, 02/01/2032	13,359,465	13,733,851
8.00%, 08/01/2032	240,664	284,559
7.50%, 05/01/2035	380,168	445,938
5.50%, 12/01/2036	269,763	301,124
4.50%, 05/01/2038 to 02/01/2042	19,046,376	20,472,168
5.35%, 07/01/2038 to 10/17/2038	2,640,036	2,942,024
5.80%, 10/01/2038 to 01/20/2039	1,165,838	1,280,174
5.45%, 11/25/2038	2,597,351	2,885,092
4.00%, 06/01/2042	5,573,204	5,910,123
Pass Through Ctfs., ARM, 3.49%, 07/01/2036(a)	1,920,535	2,026,035
3.71%, 02/01/2037(a)	157,889	168,422
3.89%, 03/01/2037(a)	697,025	744,486
3.69%, 05/01/2037(a)	916,432	972,975
3.51%, 11/01/2037(a)	2,421,950	2,523,758
3.68%, 01/01/2038(a)	414,272	442,829
3.60%, 03/01/2041(a)	131,341	139,150
Pass Through Ctfs., TBA, 3.00%, 08/01/2032 to 08/01/2047(b)	42,200,000	42,355,492
3.50%, 08/01/2047(b)	30,000,000	30,760,545
		150,998,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Quality Income Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–43.97%
Pass Through Ctfs., 7.00%, 02/01/2018 to 12/01/2033	$310,908	$327,805
4.50%, 05/01/2019 to 07/01/2044	16,512,942	17,741,170
8.00%, 07/01/2020 to 04/01/2033	563,284	682,694
6.50%, 06/01/2022 to 11/01/2038	3,038,963	3,412,361
5.50%, 11/01/2022 to 04/01/2038	8,992,238	10,080,544
4.00%, 06/01/2024 to 05/01/2045	32,061,784	33,989,570
5.00%, 06/01/2027 to 01/01/2041	6,444,002	7,065,818
3.00%, 02/01/2028 to 11/01/2045	20,132,370	20,444,179
9.50%, 04/01/2030	59,105	68,163
3.50%, 11/01/2030 to 03/01/2046	40,969,783	42,283,271
2.50%, 02/01/2032	7,749,860	7,796,396
5.63%, 08/01/2032	468,150	510,567
8.50%, 10/01/2032	474,089	587,489
6.00%, 12/01/2035 to 05/01/2040	3,040,518	3,439,326
7.50%, 08/01/2037	609,362	739,179
5.45%, 01/01/2038	494,589	541,057
Pass Through Ctfs., ARM, 3.38%, 03/01/2038(a)	303,124	318,363
2.86%, 02/01/2039(a)	2,675,606	2,791,457
3.04%, 08/01/2042(a)	1,138,983	1,170,399
2.79%, 03/01/2046(a)	4,705,226	4,802,207
Pass Through Ctfs., TBA, 2.50%, 08/01/2032(b)	24,500,000	24,596,219
3.00%, 08/01/2032(b)	15,500,000	15,891,133
3.50%, 08/01/2047(b)	57,200,000	58,632,746
4.00%, 08/01/2047(b)	20,500,000	21,510,185
		279,422,298

Government National Mortgage Association (GNMA)–16.17%
Pass Through Ctfs., 9.50%, 08/15/2017 to 08/15/2022	94,131	95,126
9.00%, 09/15/2017 to 08/15/2024	199,211	201,384
8.00%, 02/15/2020 to 12/15/2021	77,639	78,409
7.00%, 08/15/2022 to 01/15/2029	300,046	319,472
6.50%, 04/15/2026 to 11/15/2028	139,495	152,638
6.00%, 01/15/2028 to 04/20/2029	341,561	387,187
5.50%, 05/15/2033 to 10/15/2034	874,691	983,045
5.00%, 11/20/2037	1,200,610	1,293,590
3.50%, 07/20/2046	8,299,324	8,627,994
Pass Through Ctfs., TBA, 3.00%, 08/01/2047(b)	51,100,000	51,544,131
3.50%, 08/01/2047(b)	15,400,000	15,923,360
4.00%, 08/01/2047(b)	22,000,000	23,117,186
		102,723,522
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $665,996,329)		659,044,426

Asset-Backed Securities–32.10%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 3.42%, 10/25/2035(a)	858,884	777,929

	Principal Amount	Value
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.75%, 03/25/2045(a)(c)	$3,627,396	$3,435,190
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 3.41%, 06/25/2045(a)	643,567	639,793
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(a)(c)	1,202,825	1,208,308
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	107,443	101,970
Series 2006-A, Class 1A1, Variable Rate Pass Through Ctfs., 3.13%, 02/20/2036(a)	1,237,461	1,226,181
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.43%, 03/25/2035(a)	2,144,306	2,103,454
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.26%, 03/25/2035(a)	916,624	927,282
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.90%, 04/12/2038(a)(c)	1,020,190	1,031,799
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 3.06%, 10/15/2023(a)(c)	552,385	553,157
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class B, Floating Rate Pass Through Ctfs., 2.00%, 05/15/2030(a)(c)	5,100,000	5,108,385
Chase Issuance Trust, Series 2016-A3, Class A3, Floating Rate Pass Through Ctfs., 1.71%, 06/15/2023(a)	5,000,000	5,045,400
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.17%, 12/25/2035(a)	52,667	51,004
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 3.18%, 07/25/2037(a)	1,072,340	1,087,785
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 3.18%, 07/25/2037(a)	990,614	993,205
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(a)(c)	3,547,419	3,558,107
Series 2016-2, Class M4, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(a)(c)	3,434,272	3,269,198
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 1.76%, 02/25/2035(a)	512,793	490,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Quality Income Fund

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 3.15%, 09/25/2034(a)	$2,173,888	$2,117,454
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.27%, 08/25/2034(a)	342,794	334,385
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 2.93%, 10/25/2035(a)	2,785,149	2,811,824
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 3.54%, 03/25/2036(a)	97,754	96,378
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.20%, 08/25/2036(a)(c)	860,619	865,809
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(a)(c)	2,794,214	2,815,622
Series 2017-1, Class A3, Variable Rate Pass Through Ctfs., 3.07%, 05/27/2047(a)(c)	3,259,917	3,284,581
Commercial Mortgage Trust, Series 2013-LC13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.50%, 08/10/2046(a)	45,420,609	2,012,937
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 3.31%, 10/15/2031(a)(c)	1,400,000	1,393,598
Series 2015-CR24, Class XA, IO, Variable Rate Pass Through Ctfs., 1.01%, 08/10/2048(a)	44,880,178	2,390,754
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 5A1, Variable Rate Pass Through Ctfs., 3.49%, 06/25/2034(a)	1,634,252	1,615,608
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Pass Through Ctfs., 3.50%, 08/25/2043(c)	1,672,988	1,691,612
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.58%, 08/25/2043(a)(c)	5,086,763	5,052,738
Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 3.03%, 03/15/2028(a)(c)	2,500,000	2,500,586
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Pass Through Ctfs., 3.50%, 05/25/2045(c)	3,176,670	3,233,597
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, Variable Rate Pass Through Ctfs., 5.51%, 08/10/2044(a)(c)	5,000,000	5,442,723
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 3.14%, 06/27/2037(a)(c)	4,103,625	4,158,060
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(c)	6,109,000	6,145,966

	Principal Amount	Value
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.73%, 06/19/2035(a)	$2,401,810	$2,363,967
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 1.49%, 07/25/2037(a)	172,564	159,860
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, Variable Rate Pass Through Ctfs., 3.42%, 09/25/2034(a)	279,760	281,239
Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs, 3.13%, 12/25/2034(a)	1,326,828	1,334,351
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(c)	4,200,000	4,179,011
Home Partners of America Trust, Series 2017-1, Class C, Floating Rate Pass Through Ctfs., 2.64%, 07/17/2034(a)(c)	3,000,000	3,009,840
Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 2.99%, 07/17/2034(a)(c)	2,920,000	2,964,705
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.47%, 02/25/2035(a)	2,454,503	2,506,932
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.55%, 06/25/2035(a)	1,411,638	1,388,722
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 3.20%, 08/25/2035(a)	904,005	874,173
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(a)(c)	3,602,345	3,732,545
Series 2015-3, Class A3, Pass Through Ctfs., 3.50%, 05/25/2045(c)	5,209,613	5,299,688
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 2.87%, 05/25/2045(a)(c)	3,124,583	3,141,477
Series 2016-5, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 12/25/2046(a)(c)	3,285,964	3,287,257
JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/2037(c)	118,163	118,318
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $4,394,167)(c)	4,245,572	4,411,415
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $6,560,642)(a)(c)	6,341,234	6,565,158
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(c)	2,166,668	2,167,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Quality Income Fund

	Principal Amount	Value
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 1.48%, 11/25/2035(a)	$2,369,644	$2,198,568
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 1.46%, 04/25/2036(a)	86,692	69,587
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 1.93%, 04/25/2029(a)	564,837	553,565
Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.18%, 11/25/2035(a)	873,383	877,076
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 1.68%, 03/25/2030(a)	1,077,860	1,048,894
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, Pass Through Ctfs., 2.75%, 11/25/2058(c)	3,900,892	3,941,823
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	2,855,905	2,862,982
Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.78%, 08/15/2026(a)(c)	2,150,000	2,165,386
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.96%, 01/20/2027(a)(c)	5,000,000	5,012,193
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.87%, 07/14/2034(a)(c)	3,345,000	3,349,412
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 1.49%, 02/25/2046(a)	58,146	27,577
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 3.28%, 01/26/2036(a)(c)	155,353	155,933
Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs. 2.99%, 07/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $1,527,801)(a)(c)	1,538,601	1,574,072
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	1,544,402	1,509,645
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Pass Through Ctfs., 3.75%, 07/25/2043(c)	2,541,231	2,582,691
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 3.35%, 06/25/2034(a)	2,600,216	2,711,052
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 1.52%, 09/25/2034(a)	532,087	499,212
Series 2004-16, Class 2A, Variable Rate Pass Through Ctfs., 3.57%, 11/25/2034(a)	3,523,615	3,522,582
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 3.14%, 01/25/2035(a)	388,806	382,255

	Principal Amount	Value
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 1.68%, 05/25/2045(a)	$1,429,606	$1,290,858
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 3.37%, 11/25/2032(a)	202,127	178,844
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, Pass Through Ctfs., 1.74%, 09/15/2021	5,000,000	5,004,686
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.04%, 07/25/2045(a)	3,664,079	3,573,985
Towd Point Mortgage Trust, Series 2015-4, Class A1, Pass Through Ctfs., 3.50%, 04/25/2055(c)	1,293,530	1,328,925
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(a)(c)	6,608,518	6,679,600
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 6.03%, 05/15/2043(a)	1,122,286	1,120,468
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(a)	1,897,975	1,922,897
WaMu Mortgage Pass-Through Trust, Series 2005-AR12, Class 1A8, Variable Rate Pass Through Ctfs., 2.79%, 10/25/2035(a)	4,176,320	4,188,438
Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 3.07%, 11/25/2036(a)	209,131	196,965
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.48%, 07/25/2034(a)	1,596,799	1,607,696
Series 2004-O, Class A1, Variable Rate Pass Through Ctfs., 3.01%, 08/25/2034(a)	4,325,149	4,430,090
Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.16%, 03/25/2035(a)	208,311	210,824
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 3.17%, 03/25/2036(a)	2,999,224	2,884,209
Series 2006-AR6, Class 7A2, Variable Rate Pass Through Ctfs., 3.03%, 03/25/2036(a)	1,646,601	1,654,072
Series 2006-AR7, Class 2A5, Variable Rate Pass Through Ctfs., 3.33%, 05/25/2036(a)	1,742,873	1,675,657
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 3.19%, 04/25/2036(a)	1,114,738	1,122,275
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.29%, 12/15/2046(a)(c)	2,600,000	2,512,694
Total Asset-Backed Securities (Cost $201,016,418)		203,987,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Quality Income Fund

	Principal Amount	Value
Agency Credit Risk Transfer Notes–4.25%
Fannie Mae Connecticut Avenue Securities, 3.32%, 08/25/2028(a)	$387,176	$391,496
Freddie Mac, Series 2015-DNA1, Class M2, Floating Rate STACR® Debt Notes, 3.07%, 10/25/2027(a)	3,000,000	3,077,836
Series 2015-HQ1, Class M3, Floating Rate STACR® Debt Notes, 5.02%, 03/25/2025(a)	5,000,000	5,441,742
Series 2016-DNA1, Class M2, Floating Rate STACR® Debt Notes, 4.12%, 07/25/2028(a)	5,547,575	5,776,809
Series 2016-HQA1, Class M2, Floating Rate STACR® Debt Notes, 3.97%, 09/25/2028(a)	3,872,000	4,018,789
Series 2016-HQA2, Class M2, Floating Rate STACR® Debt Notes, 3.47%, 11/25/2028(a)	2,684,000	2,758,991
Series 2016-HQA4, Class M2, Floating Rate STACR® Debt Notes, 2.52%, 04/25/2009(a)	500,000	505,798
Series 2017-DNA2, Class M1, Floating Rate STACR® Debt Notes, 2.42%, 10/25/2029(a)	4,955,458	5,028,750
Total Agency Credit Risk Transfer Notes (Cost $26,932,257)		27,000,211

	Principal Amount	Value
Certificates of Deposit–3.46%
Bank of Nova Scotia (Canada), 1.52%, 11/03/2017(a)	$7,000,000	$7,007,672
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), 1.96%, 07/19/2017(a)	12,000,000	12,004,458
Sumitomo Mitsui Banking Corp. (Japan), 1.36%, 10/05/2017(a)	3,000,000	3,001,622
Total Certificates of Deposit (Cost $22,000,000)		22,013,752

	Shares
Exchange-Traded Funds–0.24%
PowerShares Variable Rate Investment Grade Portfolio (Cost $1,514,406)(d)	60,000	1,511,400

	Principal Amount
U.S. Treasury Bills–0.05%
0.89%, 08/10/2017 (Cost $299,703)(e)(f)	300,000	299,729

	Shares
Money Market Funds–0.76%
Government & Agency Portfolio– Institutional Class, 0.89%(g)	2,902,860	2,902,860
Treasury Portfolio–Institutional Class, 0.85%(g)	1,935,240	1,935,240
Total Money Market Funds (Cost $4,838,100)		4,838,100
TOTAL INVESTMENTS–144.57% (Cost $922,597,213)		918,695,065
OTHER ASSETS LESS LIABILITIES–(44.57)%		(283,246,482)
NET ASSETS–100.00%		$635,448,583

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only

REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2017.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2017 was $122,929,101, which represented 19.35% of the Fund’s Net Assets.
(d)	PowerShares Variable Rate Investment Grade Portfolio and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of June 30, 2017 represented less than 1% of the Fund’s Net Assets. See Note 5.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 4.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2017

U.S. Government Sponsored Agency Mortgage-Backed Securities	71.7%
Asset-Backed Securities	22.2
Agency Credit Risk Transfer Notes	3.0
Certificates of Deposit	2.4
Security Types Each Less Than 1% of Portfolio	0.2
Money Market Funds	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Quality Income Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $916,244,707)	$912,345,565
Investments in affiliates, at value (Cost $6,352,506)	6,349,500
Total investments, at value (Cost $922,597,213)	918,695,065
Cash	4,010,717
Receivable for:
Investments sold	363,497,491
Variation margin — futures	49,656
Fund shares sold	644,834
Dividends and interest	2,632,465
Principal paydowns	1,033,579
Investment for trustee deferred compensation and retirement plans	75,420
Other assets	70,667
Total assets	1,290,709,894

Liabilities:
Payable for:
Investments purchased	653,761,023
Fund shares reacquired	615,290
Dividends	295,668
Accrued fees to affiliates	200,940
Accrued trustees’ and officers’ fees and benefits	5,153
Accrued other operating expenses	297,298
Trustee deferred compensation and retirement plans	85,939
Total liabilities	655,261,311
Net assets applicable to shares outstanding	$635,448,583

Net assets consist of:
Shares of beneficial interest	$662,682,932
Undistributed net investment income	(3,402,726)
Undistributed net realized gain (loss)	(19,980,295)
Net unrealized appreciation (depreciation)	(3,851,328)
$635,448,583

Net Assets:
Class A	$376,551,224
Class B	$487,975
Class C	$14,502,689
Class Y	$72,295,726
Class R5	$171,598,780
Class R6	$12,189

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	31,247,274
Class B	40,629
Class C	1,212,030
Class Y	5,976,856
Class R5	14,189,912
Class R6	1,008
Class A:
Net asset value per share	$12.05
Maximum offering price per share
(Net asset value of $12.05 ÷ 95.75%)	$12.58
Class B:
Net asset value and offering price per share	$12.01
Class C:
Net asset value and offering price per share	$11.97
Class Y:
Net asset value and offering price per share	$12.10
Class R5:
Net asset value and offering price per share	$12.09
Class R6:
Net asset value and offering price per share	$12.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Quality Income Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Interest	$9,436,960
Dividends from affiliates	42,351
Total investment income	9,479,311

Expenses:
Advisory fees	1,453,462
Administrative services fees	82,250
Custodian fees	19,628
Distribution fees:
Class A	457,380
Class B	2,979
Class C	74,510
Transfer agent fees — A, B, C and Y	338,182
Transfer agent fees — R5	303
Trustees’ and officers’ fees and benefits	13,743
Registration and filing fees	59,219
Reports to shareholders	84,505
Professional services fees	34,167
Other	59,212
Total expenses	2,679,540
Less: Fees waived and expense offset arrangement(s)	(11,557)
Net expenses	2,667,983
Net investment income	6,811,328

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	3,846,693
Futures contracts	687,191
4,533,884
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,558,618)
Futures contracts	(189,320)
(3,747,938)
Net realized and unrealized gain	785,946
Net increase in net assets resulting from operations	$7,597,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Quality Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$6,811,328	$13,177,104
Net realized gain	4,533,884	1,798,723
Change in net unrealized appreciation (depreciation)	(3,747,938)	(3,036,325)
Net increase in net assets resulting from operations	7,597,274	11,939,502

Distributions to shareholders from net investment income:
Class A	(6,276,206)	(13,585,264)
Class B	(7,597)	(26,508)
Class C	(189,601)	(368,661)
Class Y	(1,284,947)	(1,569,262)
Class R5	(2,798,353)	(4,406,269)
Class R6	(93)	—
Total distributions from net investment income	(10,556,797)	(19,955,964)

Share transactions–net:
Class A	(11,690,324)	(1,986,107)
Class B	(225,191)	(418,846)
Class C	(1,097,516)	6,523,937
Class Y	5,063,679	47,048,651
Class R5	29,732,248	145,428,575
Class R6	12,248	—
Net increase in net assets resulting from share transactions	21,795,144	196,596,210
Net increase in net assets	18,835,621	188,579,748

Net assets:
Beginning of period	616,612,962	428,033,214
End of period (includes undistributed net investment income of $(3,402,726) and $342,743, respectively)	$635,448,583	$616,612,962

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

12                         Invesco Quality Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

13                         Invesco Quality Income Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

14                         Invesco Quality Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%

For the six months ended June 30, 2017, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2017, the Adviser waived advisory fees of $8,701.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended June 30, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $20,247 in front-end sales commissions from the sale of Class A shares and $7,519 and $297 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

15                         Invesco Quality Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$659,044,426	$—	$659,044,426
Asset-Backed Securities	—	203,987,447	—	203,987,447
Agency Credit Risk Transfer Notes	—	27,000,211	—	27,000,211
Certificates of Deposit	—	22,013,752	—	22,013,752
Exchange-Traded Funds	1,511,400	—	—	1,511,400
U.S. Treasury Bills	—	299,729	—	299,729
Money Market Funds	4,838,100	—	—	4,838,100
	6,349,500	912,345,565	—	918,695,065
Futures Contracts*	50,820	—	—	50,820
Total Investments	$6,400,320	$912,345,565	$—	$918,745,885

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	38	September-2017	$(8,212,156)	$13,575
U.S. Treasury 10 Year Notes	Short	109	September-2017	(13,682,906)	23,584
U.S. Treasury 10 Year Ultra Bonds	Short	32	September-2017	(4,314,000)	674
U.S. Treasury Long Bonds	Short	22	September-2017	(3,381,125)	(31,162)
U.S. Treasury Ultra Bonds	Long	13	September-2017	2,156,375	44,149
Total Futures Contracts — Interest Rate Risk					$50,820

16                         Invesco Quality Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2017:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$81,982
Derivatives not subject to master netting agreements	(81,982)
Total Derivative Assets subject to master netting agreements	$—

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(31,162)
Derivatives not subject to master netting agreements	31,162
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$687,191
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(189,320)
Total	$497,871

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$40,927,483

NOTE 5—Investments in Affiliates

The Fund’s Adviser and the adviser for PowerShares Variable Rate Investment Grade Portfolio are subsidiaries of Invesco Ltd. And therefore, PowerShares Variable Rate Investment Grade Portfolio is considered to be affiliated with the Fund. The following is a summary of the investments in other affiliates for the six months ended June 30, 2017.

	Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 06/30/2017	Dividend Income
PowerShares Variable Rate Investment Grade Portfolio	$—	$1,514,406	$—	$(3,006)	$—	$1,511,400	$5,869

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,856.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

17                         Invesco Quality Income Fund

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,311,705	$11,940,437	$24,252,142

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $2,476,772,642 and $2,455,039,916, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,193,549
Aggregate unrealized (depreciation) of investment securities	(11,122,672)
Net unrealized appreciation (depreciation) of investment securities	$(3,929,123)

Cost of investments for tax purposes is $922,624,188.

18                         Invesco Quality Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	1,628,844	$19,674,599	4,798,240	$59,190,772
Class B	638	8,636	22,421	275,217
Class C	209,286	2,513,314	1,102,136	13,512,659
Class Y	1,547,128	18,744,859	5,298,509	65,657,810
Class R5(b)	2,452,863	29,794,472	12,017,871	148,911,189
Class R6(c)	1,008	12,248	—	—

Issued as reinvestment of dividends:
Class A	408,233	4,932,785	837,029	10,321,307
Class B	579	6,962	1,961	24,074
Class C	12,780	153,333	24,893	304,721
Class Y	69,067	837,710	69,462	858,107
Class R5	230,769	2,798,180	356,152	4,405,911

Automatic conversion of Class B shares to Class A shares:
Class A	14,157	171,194	32,316	398,087
Class B	(14,261)	(171,194)	(32,480)	(398,087)

Reacquired:
Class A	(3,019,661)	(36,468,902)	(5,834,640)	(71,896,273)
Class B	(5,742)	(69,595)	(26,054)	(320,050)
Class C	(313,685)	(3,764,163)	(597,411)	(7,293,443)
Class Y	(1,196,306)	(14,518,890)	(1,577,082)	(19,467,266)
Class R5	(235,520)	(2,860,404)	(634,434)	(7,888,525)
Net increase in share activity	1,790,177	$21,795,144	15,858,889	$196,596,210

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 27% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 9,843,785 Class R5 shares valued at $122,062,934 were sold to affiliated mutual funds.
(c)	Commencement date of April 4, 2017.

19                         Invesco Quality Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/17	$12.11	$0.13	$0.01	$0.14	$(0.20)	$12.05	1.15	%(d)	$376,551	0.97	%(d)(e)	0.97	%(d)(e)	2.10	%(d)(e)	287%
Year ended 12/31/16	12.22	0.27	0.04	0.31	(0.42)	12.11	2.50	(d)	390,037	0.92	(d)	0.93	(d)	2.19	(d)(f)	472
Year ended 12/31/15	12.55	0.24	(0.06)	0.18	(0.51)	12.22	1.41	(d)	395,806	0.96	(d)	0.96	(d)	1.88	(d)	500
Year ended 12/31/14	12.35	0.28	0.48	0.76	(0.56)	12.55	6.27	(d)	424,259	0.96	(d)	0.96	(d)	2.28	(d)	450
Year ended 12/31/13	13.02	0.21	(0.40)	(0.19)	(0.48)	12.35	(1.51	)(d)	441,028	0.94	(d)	0.94	(d)	1.63	(d)	475
Year ended 12/31/12	12.99	0.25	0.33	0.58	(0.55)	13.02	4.54		531,547	0.94		0.94		1.88		451
Class B
Six months ended 06/30/17	12.04	0.08	0.04	0.12	(0.15)	12.01	1.01		488	1.73	(e)	1.73	(e)	1.34	(e)	287
Year ended 12/31/16	12.16	0.17	0.03	0.20	(0.32)	12.04	1.64		716	1.68		1.69		1.43	(f)	472
Year ended 12/31/15	12.48	0.14	(0.05)	0.09	(0.41)	12.16	0.71		1,138	1.72		1.72		1.12		500
Year ended 12/31/14	12.28	0.18	0.48	0.66	(0.46)	12.48	5.48		2,135	1.72		1.72		1.52		450
Year ended 12/31/13	12.95	0.11	(0.40)	(0.29)	(0.38)	12.28	(2.28)		3,197	1.70		1.70		0.87		475
Year ended 12/31/12	12.93	0.15	0.32	0.47	(0.45)	12.95	3.67		5,729	1.69		1.69		1.13		451
Class C
Six months ended 06/30/17	12.02	0.08	0.02	0.10	(0.15)	11.97	0.85		14,503	1.73	(e)	1.73	(e)	1.34	(e)	287
Year ended 12/31/16	12.14	0.17	0.03	0.20	(0.32)	12.02	1.63		15,672	1.68		1.69		1.43	(f)	472
Year ended 12/31/15	12.46	0.14	(0.05)	0.09	(0.41)	12.14	0.71		9,394	1.72		1.72		1.12		500
Year ended 12/31/14	12.26	0.19	0.47	0.66	(0.46)	12.46	5.48		8,100	1.72		1.72		1.52		450
Year ended 12/31/13	12.93	0.11	(0.40)	(0.29)	(0.38)	12.26	(2.29)		7,788	1.70		1.70		0.87		475
Year ended 12/31/12	12.90	0.15	0.33	0.48	(0.45)	12.93	3.75		12,003	1.69		1.69		1.13		451
Class Y
Six months ended 06/30/17	12.15	0.14	0.02	0.16	(0.21)	12.10	1.36		72,296	0.73	(e)	0.73	(e)	2.34	(e)	287
Year ended 12/31/16	12.27	0.30	0.03	0.33	(0.45)	12.15	2.67		67,532	0.68		0.69		2.43	(f)	472
Year ended 12/31/15	12.59	0.26	(0.04)	0.22	(0.54)	12.27	1.75		21,668	0.72		0.72		2.12		500
Year ended 12/31/14	12.39	0.32	0.47	0.79	(0.59)	12.59	6.52		19,306	0.72		0.72		2.52		450
Year ended 12/31/13	13.07	0.24	(0.41)	(0.17)	(0.51)	12.39	(1.32)		2,254	0.70		0.70		1.87		475
Year ended 12/31/12	13.04	0.28	0.33	0.61	(0.58)	13.07	4.79		3,759	0.69		0.69		2.13		451
Class R5
Six months ended 06/30/17	12.15	0.15	0.01	0.16	(0.22)	12.09	1.35		171,599	0.58	(e)	0.58	(e)	2.49	(e)	287
Year ended 12/31/16	12.26	0.32	0.03	0.35	(0.46)	12.15	2.86		142,657	0.55		0.56		2.56	(f)	472
Year ended 12/31/15	12.59	0.27	(0.06)	0.21	(0.54)	12.26	1.71		27	0.68		0.68		2.16		500
Year ended 12/31/14	12.39	0.33	0.47	0.80	(0.60)	12.59	6.56		15	0.67		0.67		2.57		450
Year ended 12/31/13	13.06	0.25	(0.41)	(0.16)	(0.51)	12.39	(1.23)		10	0.66		0.66		1.91		475
Year ended 12/31/12	13.03	0.28	0.33	0.61	(0.58)	13.06	4.80		10	0.65		0.65		2.17		451
Class R6
Six months ended 06/30/17(g)	12.14	0.07	(0.01)	0.06	(0.11)	12.09	0.50		12	0.60	(e)	0.60	(e)	2.47	(e)	287

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014 and 2013.
(e)	Ratios are annualized and are based on average daily net assets (000’s omitted) of $382,080, $601, $15,025, $73,151, $152,758 and $10 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Amount includes the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 2.02%, 1.26%, 1.26%, 2.26% and 2.39% for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(g)	Commencement date of April 4, 2017.

20                         Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through June 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,011.50	$4.84	$1,019.98	$4.86	0.97%
B	1,000.00	1,010.10	8.62	1,016.22	8.65	1.73
C	1,000.00	1,008.50	8.62	1,016.22	8.65	1.73
Y	1,000.00	1,013.60	3.64	1,021.17	3.66	0.73
R5	1,000.00	1,013.50	2.90	1,021.92	2.91	0.58
R6	1,000.00	1,005.00	1.45	1,021.82	3.01	0.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017 (as of close of business April 4, 2017 through June 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 88 (as of close of business April 4, 2017 through June 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

21                         Invesco Quality Income Fund

Distribution Information

Correction Notice

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in January of 2017. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
01/31/17	Class A	$0.0331	$0.0000	$0.0000	$0.0331
01/31/17	Class B	0.0253	0.0000	0.0000	0.0253
01/31/17	Class C	0.0253	0.0000	0.0000	0.0253
01/31/17	Class Y	0.0357	0.0000	0.0000	0.0357
01/31/17	Class R5	0.0370	0.0000	0.0000	0.0370

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

22                         Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Quality Income Fund’s (formerly, Invesco U.S. Mortgage Fund) (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset

23                         Invesco Quality Income Fund

level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted how the Fund’s rate compared to the effective sub-adviser fee rate of a mutual fund sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

24                         Invesco Quality Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Quality Income Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	21,210,501	2,528,760	2,367,207	4,990,053
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	22,542,557	1,424,562	2,139,350	4,990,052
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	22,317,323	1,803,011	1,986,132	4,990,055

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

25                         Invesco Quality Income Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                      Invesco Distributors, Inc.                                                                               VK-QINC-SAR-1             08162017      0813

Semiannual Report to Shareholders	June 30, 2017

Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ∎ B: GTSBX ∎ C: GTSDX ∎ R: GTSRX ∎ Y: GTSYX ∎ Investor: GTSIX R5: GTSVX ∎ R6: GTSFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts
20	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/16 to 6/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.44%
Class B Shares	10.05
Class C Shares	10.03
Class R Shares	10.31
Class Y Shares	10.58
Investor Class Shares	10.45
Class R5 Shares	10.66
Class R6 Shares	10.68
S&P 500 Index▼ (Broad Market Index)	9.34
Russell 2000 Growth Index▼ (Style-Specific Index)	9.97
Lipper Small-Cap Growth Funds Index∎ (Peer Group Index)	10.98
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Small Cap Growth Fund

Average Annual Total Returns

As of 6/30/17, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	10.33%
10 Years	7.52
5 Years	13.28
1 Year	14.39

Class B Shares
Inception (10/18/95)	10.33%
10 Years	7.47
5 Years	13.47
1 Year	15.09

Class C Shares
Inception (5/3/99)	8.00%
10 Years	7.31
5 Years	13.70
1 Year	19.15

Class R Shares
Inception (6/3/02)	8.78%
10 Years	7.85
5 Years	14.28
1 Year	20.75

Class Y Shares
10 Years	8.36%
5 Years	14.85
1 Year	21.32

Investor Class Shares
Inception (4/7/06)	8.63%
10 Years	8.13
5 Years	14.57
1 Year	21.03

Class R5 Shares
Inception (3/15/02)	8.80%
10 Years	8.57
5 Years	15.01
1 Year	21.47

Class R6 Shares
10 Years	8.37%
5 Years	15.08
1 Year	21.60

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.23%, 1.98%, 1.98%, 1.48%, 0.98%, 1.23%, 0.84% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.28%
Aerospace & Defense–2.52%
BWX Technologies, Inc.	448,436	$21,861,255
Orbital ATK, Inc.	210,666	20,721,108
TransDigm Group, Inc.	79,435	21,357,688
		63,940,051

Air Freight & Logistics–0.84%
Forward Air Corp.	398,638	21,239,433

Apparel Retail–0.35%
Urban Outfitters, Inc.(b)	486,272	9,015,483

Apparel, Accessories & Luxury Goods–1.12%
Carter’s, Inc.	184,855	16,442,852
G-III Apparel Group, Ltd.(b)	482,426	12,036,529
		28,479,381

Application Software–7.32%
Aspen Technology, Inc.(b)	480,604	26,558,177
Fair Isaac Corp.	205,042	28,584,905
Guidewire Software Inc.(b)	387,997	26,659,274
Manhattan Associates, Inc.(b)	399,943	19,221,261
MicroStrategy Inc.–Class A(b)	113,670	21,787,129
Pegasystems Inc.	43,679	2,548,670
RealPage, Inc.(b)	586,352	21,079,354
Ultimate Software Group, Inc. (The)(b)	128,874	27,071,272
Verint Systems Inc.(b)	300,040	12,211,628
		185,721,670

Asset Management & Custody Banks–1.05%
Financial Engines Inc.	447,177	16,366,678
WisdomTree Investments, Inc.(c)	1,011,735	10,289,345
		26,656,023

Auto Parts & Equipment–0.71%
Visteon Corp.(b)	175,657	17,927,553

Biotechnology–5.73%
ACADIA Pharmaceuticals Inc.(b)(c)	660,093	18,409,994
Agios Pharmaceuticals, Inc.(b)(c)	374,975	19,292,464
Exelixis, Inc.(b)	1,180,204	29,068,424
Halozyme Therapeutics, Inc.(b)	1,689,160	21,655,031
Momenta Pharmaceuticals, Inc.(b)	1,119,944	18,927,054
Neurocrine Biosciences, Inc.(b)	404,762	18,619,052
Repligen Corp.(b)	467,751	19,383,601
		145,355,620

Brewers–0.41%
Boston Beer Co., Inc. (The)–Class A(b)(c)	78,689	10,398,751

Building Products–1.80%
A.O. Smith Corp.	444,771	25,053,950

	Shares	Value
Building Products–(continued)
Masonite International Corp.(b)	274,528	$20,726,864
		45,780,814

Casinos & Gaming–0.92%
Penn National Gaming, Inc.(b)	1,089,276	23,310,506

Construction Machinery & Heavy Trucks–1.67%
WABCO Holdings Inc.(b)	153,543	19,578,268
Wabtec Corp.(c)	248,821	22,767,121
		42,345,389

Construction Materials–1.25%
Martin Marietta Materials, Inc.	142,769	31,777,524

Data Processing & Outsourced Services–1.78%
Euronet Worldwide, Inc.(b)	295,093	25,782,275
ExlService Holdings, Inc.(b)	348,991	19,396,920
		45,179,195

Distributors–1.13%
Pool Corp.	243,547	28,633,821

Electrical Components & Equipment–0.94%
Acuity Brands, Inc.	117,927	23,972,201

Electronic Components–0.91%
Littelfuse, Inc.	139,826	23,071,290

Electronic Equipment & Instruments–3.59%
Cognex Corp.	295,063	25,050,849
National Instruments Corp.	451,064	18,141,794
Trimble Inc.(b)	609,098	21,726,526
Zebra Technologies Corp.–Class A(b)	259,895	26,124,645
		91,043,814

Financial Exchanges & Data–0.97%
MarketAxess Holdings, Inc.	122,922	24,719,614

Footwear–0.83%
Steven Madden, Ltd.(b)	529,032	21,134,828

Health Care Equipment–5.55%
Cantel Medical Corp.	245,606	19,135,164
DexCom Inc.(b)	253,396	18,535,917
Hill-Rom Holdings, Inc.	262,012	20,858,775
Integra LifeSciences Holdings Corp.(b)	415,376	22,642,146
Nevro Corp.(b)(c)	210,605	15,675,330
NuVasive, Inc.(b)	272,774	20,981,776
NxStage Medical, Inc.(b)	921,581	23,104,036
		140,933,144

Health Care Facilities–1.56%
HealthSouth Corp.	424,842	20,562,353
Select Medical Holdings Corp.(b)	1,238,767	19,015,073
		39,577,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Growth Fund

	Shares	Value
Health Care REIT’s–0.66%
Physicians Realty Trust	832,628	$16,769,128

Health Care Services–0.81%
Chemed Corp.	100,245	20,503,110

Health Care Supplies–2.48%
Align Technology, Inc.(b)	159,349	23,921,472
Halyard Health Inc.(b)	517,272	20,318,444
ICU Medical, Inc.(b)	108,086	18,644,835
		62,884,751

Health Care Technology–0.74%
Evolent Health, Inc.–Class A(b)	738,729	18,726,780

Home Entertainment Software–1.50%
Take-Two Interactive Software, Inc.(b)	518,489	38,046,723

Homebuilding–0.57%
CalAtlantic Group, Inc.	411,387	14,542,531

Industrial Machinery–2.64%
ITT Inc.	487,881	19,603,059
John Bean Technologies Corp.	249,704	24,470,992
Lincoln Electric Holdings, Inc.	224,986	20,718,961
Timken Co. (The)	48,209	2,229,666
		67,022,678

Internet Software & Services–2.42%
CoStar Group Inc.(b)	114,175	30,096,530
LogMeIn, Inc.	12,277	1,282,947
Pandora Media Inc.(b)(c)	842,874	7,518,436
Q2 Holdings, Inc.(b)	606,730	22,418,673
		61,316,586

Investment Banking & Brokerage–0.65%
Evercore Partners Inc.–Class A	234,736	16,548,888

IT Consulting & Other Services–1.79%
Booz Allen Hamilton Holding Corp.	750,702	24,427,843
EPAM Systems, Inc.(b)	249,014	20,939,587
		45,367,430

Leisure Products–0.91%
Brunswick Corp.	369,586	23,184,130

Life & Health Insurance–0.78%
American Equity Investment Life Holding Co.	749,775	19,704,087

Life Sciences Tools & Services–2.19%
Bio-Techne Corp.	192,271	22,591,843
Pacific Biosciences of California Inc.(b)(c)	1,991,413	7,089,430
PerkinElmer, Inc.	379,236	25,841,141
		55,522,414

Managed Health Care–1.28%
HealthEquity, Inc.(b)	650,274	32,403,153

Metal & Glass Containers–1.16%
Berry Global Group, Inc.(b)	516,989	29,473,543

	Shares	Value
Movies & Entertainment–0.43%
IMAX Corp.(b)	491,460	$10,812,120

Multi-Line Insurance–0.86%
American Financial Group, Inc.	219,467	21,808,436

Office REIT’s–0.60%
Highwoods Properties, Inc.	302,621	15,345,911

Office Services & Supplies–1.11%
Pitney Bowes Inc.	900,307	13,594,636
Steelcase Inc.–Class A	1,043,310	14,606,340
		28,200,976

Oil & Gas Drilling–0.71%
Patterson-UTI Energy, Inc.	896,115	18,092,562

Oil & Gas Exploration & Production–2.86%
Centennial Resource Development, Inc.–Class A(b)(c)	1,185,754	18,758,628
Energen Corp.(b)	417,212	20,597,756
Laredo Petroleum, Inc.(b)	1,262,313	13,279,533
Parsley Energy, Inc.–Class A(b)	718,497	19,938,292
		72,574,209

Packaged Foods & Meats–1.24%
B&G Foods Inc.(c)	351,170	12,501,652
Lancaster Colony Corp.	154,479	18,942,215
		31,443,867

Pharmaceuticals–2.20%
Catalent, Inc.(b)	509,427	17,880,888
Nektar Therapeutics(b)	1,055,447	20,633,989
Prestige Brands Holdings, Inc.(b)	326,390	17,236,656
		55,751,533

Property & Casualty Insurance–0.53%
RLI Corp.	247,450	13,515,719

Regional Banks–3.86%
BankUnited, Inc.	475,064	16,014,407
Cathay General Bancorp	586,786	22,268,529
Cullen/Frost Bankers, Inc.	249,560	23,436,180
MB Financial, Inc.	494,287	21,768,399
Sterling Bancorp	624,035	14,508,814
		97,996,329

Restaurants–3.21%
Dunkin’ Brands Group, Inc.	364,825	20,109,154
Jack in the Box Inc.	187,723	18,490,716
Texas Roadhouse, Inc.	446,232	22,735,520
Wendy’s Co. (The)	1,292,039	20,039,525
		81,374,915

Security & Alarm Services–0.95%
Brink’s Co. (The)	360,018	24,121,206

Semiconductor Equipment–0.73%
MKS Instruments, Inc.	274,556	18,477,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

	Shares	Value
Semiconductors–4.33%
Cavium Inc.(b)	302,289	$18,781,216
Integrated Device Technology, Inc.(b)	749,750	19,336,052
Monolithic Power Systems Inc.	257,924	24,863,874
Power Integrations, Inc.	309,860	22,588,794
Silicon Laboratories Inc.(b)	354,704	24,244,018
		109,813,954

Specialized REIT’s–0.54%
CubeSmart	574,133	13,802,157

Specialty Chemicals–1.63%
Ingevity Corp.(b)	332,935	19,110,469
PolyOne Corp.	575,366	22,289,679
		41,400,148

Specialty Stores–0.75%
Five Below, Inc.(b)	387,144	19,113,299

Systems Software–2.45%
CommVault Systems, Inc.(b)	402,235	22,706,166
Proofpoint, Inc.(b)	235,846	20,478,508
Qualys, Inc.(b)	468,839	19,128,631
		62,313,305

Technology Distributors–0.68%
SYNNEX Corp.	142,949	17,148,162

Technology Hardware, Storage & Peripherals–0.29%
Cray, Inc.(b)	400,312	7,365,741

	Shares	Value
Trading Companies & Distributors–0.72%
Watsco, Inc.	119,178	$18,377,248

Trucking–2.07%
Knight Transportation, Inc.(c)	804,672	29,813,098
Old Dominion Freight Line, Inc.	238,023	22,669,310
		52,482,408
Total Common Stocks & Other Equity Interests (Cost $1,733,619,353)		2,443,561,287

Money Market Funds–4.02%
Government & Agency Portfolio–Institutional Class, 0.89%(d)	61,260,918	61,260,918
Treasury Portfolio–Institutional Class, 0.85%(d)	40,840,612	40,840,612
Total Money Market Funds (Cost $102,101,530)		102,101,530
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.30% (Cost $1,835,720,883)		2,545,662,817

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.03%
Government & Agency Portfolio–Institutional Class, 0.89% (Cost $76,937,102)(d)(e)	76,937,102	76,937,102
TOTAL INVESTMENTS–103.33% (Cost $1,912,657,985)		2,622,599,919
OTHER ASSETS LESS LIABILITIES–(3.33)%		(84,433,167)
NET ASSETS–100.00%		$2,538,166,752

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2017.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2017

Information Technology	27.8%
Health Care	22.5
Industrials	15.3
Consumer Discretionary	10.9
Financials	8.7
Materials	4.0
Energy	3.6
Real Estate	1.8
Consumer Staples	1.7
Money Market Funds Plus Other Assets Less Liabilities	3.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $1,733,619,353)*	$2,443,561,287
Investments in affiliated money market funds, at value and cost	179,038,632
Total investments, at value (Cost $1,912,657,985)	2,622,599,919
Receivable for:
Investments sold	9,506,347
Fund shares sold	17,598,414
Dividends	1,140,548
Investment for trustee deferred compensation and retirement plans	348,118
Other assets	55,342
Total assets	2,651,248,688

Liabilities:
Payable for:
Investments purchased	12,563,215
Fund shares reacquired	21,907,978
Collateral upon return of securities loaned	76,937,102
Accrued fees to affiliates	1,108,725
Accrued trustees’ and officers’ fees and benefits	11,804
Accrued other operating expenses	156,568
Trustee deferred compensation and retirement plans	396,544
Total liabilities	113,081,936
Net assets applicable to shares outstanding	$2,538,166,752

Net assets consist of:
Shares of beneficial interest	$1,651,223,955
Undistributed net investment income (loss)	(3,779,002)
Undistributed net realized gain	180,779,865
Net unrealized appreciation	709,941,934
$2,538,166,752

Net Assets:
Class A	$582,372,895
Class B	$1,044,678
Class C	$14,651,517
Class R	$119,441,333
Class Y	$198,656,739
Investor Class	$237,892,022
Class R5	$1,152,769,338
Class R6	$231,338,230

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,146,760
Class B	40,759
Class C	573,031
Class R	3,544,621
Class Y	5,366,213
Investor Class	6,302,044
Class R5	28,705,836
Class R6	5,740,018
Class A:
Net asset value per share	$36.07
Maximum offering price per share
(Net asset value of $36.07 ÷ 94.50%)	$38.17
Class B:
Net asset value and offering price per share	$25.63
Class C:
Net asset value and offering price per share	$25.57
Class R:
Net asset value and offering price per share	$33.70
Class Y:
Net asset value and offering price per share	$37.02
Investor Class:
Net asset value and offering price per share	$37.75
Class R5:
Net asset value and offering price per share	$40.16
Class R6:
Net asset value and offering price per share	$40.30

*	At June 30, 2017, securities with an aggregate value of $75,137,357 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends	$8,224,897
Dividends from affiliated money market funds (includes securities lending income of $76,031)	279,692
Total investment income	8,504,589

Expenses:
Advisory fees	8,362,178
Administrative services fees	251,545
Custodian fees	26,631
Distribution fees:
Class A	733,571
Class B	6,414
Class C	74,502
Class R	286,472
Investor Class	279,999
Transfer agent fees — A, B, C, R, Y and Investor	1,264,505
Transfer agent fees — R5	491,670
Transfer agent fees — R6	3,477
Trustees’ and officers’ fees and benefits	28,246
Registration and filing fees	66,223
Reports to shareholders	175,200
Professional services fees	33,551
Other	32,914
Total expenses	12,117,098
Less: Fees waived and expense offset arrangement(s)	(37,520)
Net expenses	12,079,578
Net investment income (loss)	(3,574,989)

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $3,989,885)	139,254,946
Change in net unrealized appreciation of investment securities	111,190,278
Net realized and unrealized gain	250,445,224
Net increase in net assets resulting from operations	$246,870,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income (loss)	$(3,574,989)	$4,744,881
Net realized gain	139,254,946	199,083,030
Change in net unrealized appreciation	111,190,278	44,257,947
Net increase in net assets resulting from operations	246,870,235	248,085,858

Distributions to shareholders from net investment income:
Class Y	—	(360,191)
Class R5	—	(3,477,362)
Class R6	—	(815,646)
Total distributions from net investment income	—	(4,653,199)

Distributions to shareholders from net realized gains:
Class A	—	(51,968,425)
Class B	—	(177,899)
Class C	—	(1,754,430)
Class R	—	(10,252,112)
Class Y	—	(13,822,557)
Investor Class	—	(18,881,493)
Class R5	—	(82,025,446)
Class R6	—	(15,201,678)
Total distributions from net realized gains	—	(194,084,040)

Share transactions–net:
Class A	(73,743,497)	(59,407,480)
Class B	(531,082)	(917,234)
Class C	(1,659,836)	(1,624,835)
Class R	(4,146,116)	8,509,336
Class Y	16,110,723	10,560,971
Investor Class	(12,249,848)	(9,556,593)
Class R5	4,833,904	22,451,211
Class R6	10,558,015	22,425,588
Net increase (decrease) in net assets resulting from share transactions	(60,827,737)	(7,559,036)
Net increase in net assets	186,042,498	41,789,583

Net assets:
Beginning of period	2,352,124,254	2,310,334,671
End of period (includes undistributed net investment income (loss) of $(3,779,002) and $(204,013), respectively)	$2,538,166,752	$2,352,124,254

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver

10                         Invesco Small Cap Growth Fund

criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11                         Invesco Small Cap Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

12                         Invesco Small Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2017, the effective advisory fees incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2017, the Adviser waived advisory fees of $33,568.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2017, IDI advised the Fund that IDI retained $3,324 in front-end sales commissions from the sale of Class A shares and $87 and $43 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2017, the Fund incurred $9,831 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities sales of $16,544,999, which resulted in net realized gains of $3,989,885.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,952.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14                         Invesco Small Cap Growth Fund

The Fund did not have a capital loss carryforward as of December 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $220,668,666 and $323,177,782, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$803,356,856
Aggregate unrealized (depreciation) of investment securities	(93,589,439)
Net unrealized appreciation of investment securities	$709,767,417

Cost of investments for tax purposes is $1,912,832,502.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	1,229,148	$42,351,825	3,307,313	$106,585,690
Class B	2,730	67,474	1,849	43,617
Class C	14,809	363,038	45,301	1,075,935
Class R	494,522	15,977,908	994,584	30,485,882
Class Y	1,751,895	62,042,125	1,703,726	55,758,585
Investor Class	158,940	5,777,205	523,397	17,783,519
Class R5	2,685,891	103,616,320	4,750,428	168,983,504
Class R6	1,425,046	55,257,144	1,237,919	45,197,275

Issued as reinvestment of dividends:
Class A	—	—	1,532,456	51,138,010
Class B	—	—	7,471	177,899
Class C	—	—	71,934	1,708,424
Class R	—	—	328,372	10,251,768
Class Y	—	—	392,787	13,433,340
Investor Class	—	—	526,167	18,373,732
Class R5	—	—	2,238,949	82,997,848
Class R6	—	—	430,664	16,016,380

Automatic conversion of Class B shares to Class A shares:
Class A	14,625	509,615	27,888	903,335
Class B	(20,550)	(509,615)	(37,809)	(903,335)

Reacquired:
Class A	(3,378,188)	(116,604,937)	(6,752,912)	(218,034,515)
Class B	(3,564)	(88,941)	(10,021)	(235,415)
Class C	(82,102)	(2,022,874)	(186,919)	(4,409,194)
Class R	(626,861)	(20,124,024)	(1,063,480)	(32,228,314)
Class Y	(1,274,670)	(45,931,402)	(1,778,770)	(58,630,954)
Investor Class	(498,922)	(18,027,053)	(1,349,581)	(45,713,844)
Class R5	(2,557,980)	(98,782,416)	(6,412,270)	(229,530,141)
Class R6	(1,144,469)	(44,699,129)	(1,084,913)	(38,788,067)
Net increase (decrease) in share activity	(1,809,700)	$(60,827,737)	(555,470)	$(7,559,036)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Small Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/17	$32.66	$(0.09)		$3.50	$3.41	$—	$—	$—	$36.07	10.44%	$582,373	1.20	%(d)	1.20	%(d)	(0.51	)%(d)	9%
Year ended 12/31/16	32.03	0.00		3.68	3.68	—	(3.05)	(3.05)	32.66	11.30	596,972	1.22		1.22		(0.01)		26
Year ended 12/31/15	35.95	(0.16)		(0.52)	(0.68)	—	(3.24)	(3.24)	32.03	(1.84)	645,968	1.20		1.20		(0.43)		30
Year ended 12/31/14	39.68	(0.10)		2.93	2.83	—	(6.56)	(6.56)	35.95	7.67	710,426	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.00	(0.15)		12.02	11.87	(0.02)	(2.17)	(2.19)	39.68	39.90	957,432	1.21		1.21		(0.41)		19
Year ended 12/31/12	27.71	0.01	(e)	5.01	5.02	—	(2.73)	(2.73)	30.00	18.35	766,787	1.23		1.23		0.04	(e)	24
Class B
Six months ended 06/30/17	23.29	(0.15)		2.49	2.34	—	—	—	25.63	10.05	1,045	1.95	(d)	1.95	(d)	(1.26	)(d)	9
Year ended 12/31/16	23.79	(0.18)		2.73	2.55	—	(3.05)	(3.05)	23.29	10.46	1,447	1.97		1.97		(0.76)		26
Year ended 12/31/15	27.76	(0.34)		(0.39)	(0.73)	—	(3.24)	(3.24)	23.79	(2.57)	2,395	1.95		1.95		(1.18)		30
Year ended 12/31/14	32.31	(0.32)		2.33	2.01	—	(6.56)	(6.56)	27.76	6.87	3,876	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.90	(0.34)		9.92	9.58	—	(2.17)	(2.17)	32.31	38.87	5,360	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.58	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.90	17.44	5,717	1.98		1.98		(0.71	)(e)	24
Class C
Six months ended 06/30/17	23.24	(0.15)		2.48	2.33	—	—	—	25.57	10.03	14,652	1.95	(d)	1.95	(d)	(1.26	)(d)	9
Year ended 12/31/16	23.74	(0.18)		2.73	2.55	—	(3.05)	(3.05)	23.24	10.49	14,878	1.97		1.97		(0.76)		26
Year ended 12/31/15	27.71	(0.34)		(0.39)	(0.73)	—	(3.24)	(3.24)	23.74	(2.57)	16,858	1.95		1.95		(1.18)		30
Year ended 12/31/14	32.27	(0.32)		2.32	2.00	—	(6.56)	(6.56)	27.71	6.85	20,957	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.87	(0.34)		9.91	9.57	—	(2.17)	(2.17)	32.27	38.88	21,794	1.96		1.96		(1.16)		19
Year ended 12/31/12	23.55	(0.18	)(e)	4.23	4.05	—	(2.73)	(2.73)	24.87	17.46	17,657	1.98		1.98		(0.71	)(e)	24
Class R
Six months ended 06/30/17	30.55	(0.12)		3.27	3.15	—	—	—	33.70	10.31	119,441	1.45	(d)	1.45	(d)	(0.76	)(d)	9
Year ended 12/31/16	30.21	(0.08)		3.47	3.39	—	(3.05)	(3.05)	30.55	11.02	112,318	1.47		1.47		(0.26)		26
Year ended 12/31/15	34.18	(0.24)		(0.49)	(0.73)	—	(3.24)	(3.24)	30.21	(2.08)	103,249	1.45		1.45		(0.68)		30
Year ended 12/31/14	38.13	(0.19)		2.80	2.61	—	(6.56)	(6.56)	34.18	7.40	108,855	1.47		1.47		(0.50)		28
Year ended 12/31/13	28.95	(0.23)		11.58	11.35	—	(2.17)	(2.17)	38.13	39.55	106,983	1.46		1.46		(0.66)		19
Year ended 12/31/12	26.89	(0.06	)(e)	4.85	4.79	—	(2.73)	(2.73)	28.95	18.05	87,606	1.48		1.48		(0.21	)(e)	24
Class Y
Six months ended 06/30/17	33.48	(0.05)		3.59	3.54	—	—	—	37.02	10.58	198,657	0.95	(d)	0.95	(d)	(0.26	)(d)	9
Year ended 12/31/16	32.76	0.08		3.77	3.85	(0.08)	(3.05)	(3.13)	33.48	11.56	163,662	0.97		0.97		0.24		26
Year ended 12/31/15	36.60	(0.07)		(0.53)	(0.60)	—	(3.24)	(3.24)	32.76	(1.59)	149,745	0.95		0.95		(0.18)		30
Year ended 12/31/14	40.18	0.00		2.98	2.98	—	(6.56)	(6.56)	36.60	7.95	105,194	0.97		0.97		0.00		28
Year ended 12/31/13	30.33	(0.06)		12.16	12.10	(0.08)	(2.17)	(2.25)	40.18	40.24	73,035	0.96		0.96		(0.16)		19
Year ended 12/31/12	27.93	0.09	(e)	5.05	5.14	(0.01)	(2.73)	(2.74)	30.33	18.64	34,616	0.98		0.98		0.29	(e)	24
Investor Class
Six months ended 06/30/17	34.18	(0.09)		3.66	3.57	—	—	—	37.75	10.45 (f)	237,892	1.19	(d)(f)	1.19	(d)(f)	(0.50	)(d)(f)	9
Year ended 12/31/16	33.40	0.00		3.83	3.83	—	(3.05)	(3.05)	34.18	11.29	226,995	1.22		1.22		(0.01)		26
Year ended 12/31/15	37.34	(0.16)		(0.54)	(0.70)	—	(3.24)	(3.24)	33.40	(1.82)	231,853	1.20		1.20		(0.43)		30
Year ended 12/31/14	40.97	(0.10)		3.03	2.93	—	(6.56)	(6.56)	37.34	7.67	279,828	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.92	(0.15)		12.39	12.24	(0.02)	(2.17)	(2.19)	40.97	39.92	281,811	1.21		1.21		(0.41)		19
Year ended 12/31/12	28.49	0.01	(e)	5.15	5.16	—	(2.73)	(2.73)	30.92	18.34	209,842	1.23		1.23		0.04	(e)	24
Class R5
Six months ended 06/30/17	36.29	(0.02)		3.89	3.87	—	—	—	40.16	10.66	1,152,769	0.82	(d)	0.82	(d)	(0.13	)(d)	9
Year ended 12/31/16	35.28	0.14		4.05	4.19	(0.13)	(3.05)	(3.18)	36.29	11.70	1,037,098	0.83		0.83		0.38		26
Year ended 12/31/15	39.10	(0.02)		(0.56)	(0.58)	—	(3.24)	(3.24)	35.28	(1.43)	987,791	0.82		0.82		(0.05)		30
Year ended 12/31/14	42.44	0.07		3.15	3.22	—	(6.56)	(6.56)	39.10	8.09	970,303	0.82		0.82		0.15		28
Year ended 12/31/13	31.92	(0.01)		12.82	12.81	(0.12)	(2.17)	(2.29)	42.44	40.46	780,094	0.83		0.83		(0.03)		19
Year ended 12/31/12	29.27	0.14	(e)	5.29	5.43	(0.05)	(2.73)	(2.78)	31.92	18.77	621,522	0.83		0.83		0.44	(e)	24
Class R6
Six months ended 06/30/17	36.41	(0.01)		3.90	3.89	—	—	—	40.30	10.68	231,338	0.73	(d)	0.73	(d)	(0.04	)(d)	9
Year ended 12/31/16	35.37	0.17		4.08	4.25	(0.16)	(3.05)	(3.21)	36.41	11.85	198,752	0.73		0.73		0.48		26
Year ended 12/31/15	39.17	0.02		(0.58)	(0.56)	—	(3.24)	(3.24)	35.37	(1.38)	172,477	0.73		0.73		0.04		30
Year ended 12/31/14	42.46	0.10		3.17	3.27	—	(6.56)	(6.56)	39.17	8.21	138,937	0.73		0.73		0.24		28
Year ended 12/31/13	31.92	0.02		12.81	12.83	(0.12)	(2.17)	(2.29)	42.46	40.53	116,657	0.74		0.74		0.06		19
Year ended 12/31/12(g)	34.10	0.05	(e)	0.56	0.61	(0.06)	(2.73)	(2.79)	31.92	1.97	9	0.75	(h)	0.75	(h)	0.52	(e)(h)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $591,720, $1,293, $15,024, $115,538, $196,077, $233,730, $1,105,785 and $219,749 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.12) and (0.39)%, $(0.29) and (1.14)%, $(0.29) and (1.14)%, $(0.19) and (0.64)%, $(0.04) and (0.14)%, $(0.12) and (0.39)%, $0.01 and 0.01% and $0.01 and 0.09%, for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2017.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

16                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,104.40	$6.26	$1,018.84	$6.01	1.20%
B	1,000.00	1,100.50	10.16	1,015.12	9.74	1.95
C	1,000.00	1,100.30	10.15	1,015.12	9.74	1.95
R	1,000.00	1,103.10	7.56	1,017.60	7.25	1.45
Y	1,000.00	1,105.80	4.96	1,020.08	4.76	0.95
Investor	1,000.00	1,104.50	6.21	1,018.89	5.96	1.19
R5	1,000.00	1,106.60	4.28	1,020.73	4.11	0.82
R6	1,000.00	1,106.80	3.81	1,021.17	3.66	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset

18                         Invesco Small Cap Growth Fund

level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of other mutual funds sub-advised by Invesco Advisers.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco

Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco Small Cap Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Small Cap Growth Fund, an investment portfolio of AIM Growth Series (Invesco Growth Series), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			237,550,110	6,547,734
	James T. Bunch			237,422,253	6,675,591
	Bruce L. Crockett			237,384,528	6,713,316
	Jack M. Fields			237,500,680	6,597,164
	Martin L. Flanagan			237,639,232	6,458,612
	Cynthia Hostetler			237,620,823	6,477,021
	Dr. Eli Jones			237,638,839	6,459,005
	Dr. Prema Mathai-Davis			237,424,636	6,673,208
	Teresa M. Ressel			237,646,622	6,451,222
	Dr. Larry Soll			237,494,383	6,603,461
	Ann Barnett Stern			237,647,865	6,449,980
	Raymond Stickel, Jr.			237,523,828	6,574,016
	Philip A. Taylor			237,629,783	6,468,061
	Robert C. Troccoli			237,651,959	6,445,885
	Christopher L. Wilson			237,734,859	6,362,985

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	133,879,548	13,392,395	8,220,865	88,605,574

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	23,413,179	1,766,387	1,397,620	6,938,016
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	24,739,772	514,704	1,323,702	6,937,024
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	24,572,330	660,227	1,345,583	6,937,062

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM Growth Series (Invesco Growth Series).

20                         Invesco Small Cap Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-SAR-1 08172017 1427

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 5, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 5, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 5, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.